UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	3/31/2008

Item 1 – Reports to Stockholders

MARCH 31, 2008	SEMIANNUAL REPORT

Dryden Active Allocation Fund

FUND TYPE

Balanced/allocation

OBJECTIVE

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Active Allocation Fund is income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.18%; Class B, 1.88%; Class C, 1.88%; Class L, 1.38%; Class M, 1.88%; Class R, 1.63%; Class X, 1.88%; Class Z, 0.88%. Net operating expenses apply to: Class A, 1.15%; Class B, 1.88%; Class C, 1.88%; Class L, 1.38%; Class M, 1.88%; Class R, 1.38%; Class X, 1.88%; Class Z, 0.88%, after contractual reduction through 1/31/2008 for Class A shares and 1/31/2009 for Class R shares.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–7.98%	–3.98%	60.26%	58.95%	—
Class B	–8.35	–4.69	54.27	47.78	—
Class C	–8.35	–4.76	54.27	47.78	—
Class L	–8.11	–4.25	N/A	N/A	–4.93% (3/26/07)
Class M	–8.35	–4.76	N/A	N/A	–5.43 (3/26/07)
Class R	–8.11	–4.25	N/A	N/A	13.71 (12/17/04)
Class X	–8.35	–4.69	N/A	N/A	–5.43 (3/26/07)
Class Z	–7.90	–3.78	62.21	63.31	—
Customized Blend Index[2]	–5.29	0.25	50.35	60.26	**
Lehman Brothers U.S. Aggregate Bond Index[3]	5.23	7.67	25.12	79.71	***
S&P 500 Index[4]	–12.46	–5.08	70.91	41.12	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]	–8.26	–2.32	59.19	53.44	*****

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Average Annual Total Returns[6] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–9.26%	8.66%	4.15%	—
Class B	–9.03	8.92	3.98	—
Class C	–5.62	9.06	3.98	—
Class L	–9.76	N/A	N/A	–10.22% (3/26/07)
Class M	–9.96	N/A	N/A	–9.57 (3/26/07)
Class R	–4.25	N/A	N/A	3.99 (12/17/04)
Class X	–9.90	N/A	N/A	–9.57 (3/26/07)
Class Z	–3.78	10.16	5.03	—
Customized Blend Index[2]	0.25	8.50	4.83	**
Lehman Brothers U.S. Aggregate Bond Index[3]	7.67	4.58	6.04	***
S&P 500 Index[4]	–5.08	11.32	3.50	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]	–2.32	9.63	4.24	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchasers (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the Customized Blend Index, Lehman Brothers U.S. Aggregate Bond Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Customized Blend Index is made up of the S&P 500 Index (57.5%), the Lehman Brothers U.S. Aggregate Bond Index (40.0%), and the T-Bill 3-Month Blend (2.5%).

3The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	3

Your Fund’s Performance (continued)

noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Index Closest Month-End to Inception cumulative total returns are 16.68% for Class R; and 0.25% for Class L, Class M, and Class X. Customized Blend Index Closest Month-End to Inception average annual total returns are 4.86% for Class R; and 0.25% for Class L, Class M, and Class X.

***Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 16.79% for Class R; and 7.67% for Class L, Class M, and Class X. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 4.89% for Class R; and 7.67% for Class L, Class M, and Class X.

****S&P 500 Index Closest Month-End to Inception cumulative total returns are 16.03% for Class R; and -5.08% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.68% for Class R; and -5.08% for Class L, Class M, and Class X.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 17.10% for Class R; and -2.32% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns are 4.92% for Class R; and -2.32% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the Customized Blend Index, the Lehman Brothers U.S. Aggregate Bond Index, and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/08
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.5%
General Electric Co., Industrial Conglomerates	1.8
Microsoft Corp., Software	1.5
AT&T, Inc., Diversified Telecommunication Services	1.4
Chevron Corp., Oil, Gas & Consumable Fuels	1.1

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/08
Oil, Gas & Consumable Fuels	7.2%
Pharmaceuticals	4.1
Insurance	3.0
Computers & Peripherals	2.9
Industrial Conglomerates	2.6

Industry weightings reflect only long-term equity investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	5

Fees and Expenses (continued)

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Active Allocation Fund		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$920.20	1.15%	$5.52
	Hypothetical	$1,000.00	$1,019.25	1.15%	$5.81

Class B	Actual	$1,000.00	$916.50	1.88%	$9.01
	Hypothetical	$1,000.00	$1,015.60	1.88%	$9.47

Class C	Actual	$1,000.00	$916.50	1.88%	$9.01
	Hypothetical	$1,000.00	$1,015.60	1.88%	$9.47

Class L	Actual	$1,000.00	$918.90	1.38%	$6.62
	Hypothetical	$1,000.00	$1,018.10	1.38%	$6.96

Class M	Actual	$1,000.00	$916.50	1.88%	$9.01
	Hypothetical	$1,000.00	$1,015.60	1.88%	$9.47

Class R	Actual	$1,000.00	$918.90	1.38%	$6.62
	Hypothetical	$1,000.00	$1,018.10	1.38%	$6.96

Class X	Actual	$1,000.00	$916.50	1.88%	$9.01
	Hypothetical	$1,000.00	$1,015.60	1.88%	$9.47

Class Z	Actual	$1,000.00	$921.00	0.88%	$4.23
	Hypothetical	$1,000.00	$1,020.60	0.88%	$4.45

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.5%
COMMON STOCKS 64.3%

Aerospace & Defense 2.2%
4,919	BAE Systems PLC	$47,372
37,754	Boeing Co.	2,807,765
5,606	European Aeronautic Defense and Space Co. (Netherlands)	132,846
41,000	Honeywell International, Inc.	2,313,220
30,029	Lockheed Martin Corp.	2,981,880
43,500	Northrop Grumman Corp.	3,384,735
17,500	Raytheon Co.	1,130,675
6,300	United Technologies Corp.	433,566

		13,232,059

Air Freight & Logistics 0.2%
7,500	CH Robinson Worldwide, Inc.	408,000
11,700	United Parcel Service, Inc.	854,334

		1,262,334

Airlines
604	Air France-KLM (France)	17,012
2,070	Deutsche Lufthansa AG (Germany)	56,145
34,038	Qantas Airways Ltd. (Australia)	122,251

		195,408

Auto Components
1,000	Aisin Seiki Co. Ltd. (Japan)	37,319
5,000	Cooper Tire & Rubber Co.	74,850
300	Denso Corp. (Japan)	9,691
199	Nokian Renkaat OYJ (Finland)	8,483
2,100	Tokai Rika Co. Ltd. (Japan)	54,881
2,100	Toyoda Gosei Co. Ltd.	79,003
300	Toyota Boshoku Corp. (Japan)	8,984
1,200	Toyota Industries Corp. (Japan)	42,616

		315,827

Automobiles 0.2%
403	Bayerische Motoren Werke AG (Germany)	22,294
2,277	Daimler AG (Germany)	194,948
6,836	Fiat SpA (Italy)	158,108
5,100	Harley-Davidson, Inc.	191,250
900	Honda Motor Co. Ltd. (Japan)	25,687
1,793	Peugeot SA (France)	139,016

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	7

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automobiles (cont’d.)
470	Renault SA (France)	$52,015
4,300	Thor Industries, Inc.(g)	128,011
4,200	Toyota Motor Corp. (Japan)	209,410
31	Volkswagen AG (Germany)	9,000
71	Volkswagen AG Pfd	11,770

		1,141,509

Beverages 1.5%
42,600	Anheuser-Busch Cos., Inc.	2,021,370
37,520	Coca-Cola Co. (The)(g)	2,283,842
2,449	Coca-Cola Hellenic Bottling Co. SA (Greece)	114,058
1,028	Diageo PLC (United Kingdom)	20,729
548	InBev NV (Belgium)	48,224
5,300	Molson Coors Brewing Co.	278,621
27,500	Pepsi Bottling Group, Inc.	932,525
49,800	PepsiCo, Inc.	3,595,560

		9,294,929

Biotechnology 0.7%
56,700	Amgen, Inc.(a)	2,368,926
17,000	Cubist Pharmaceuticals, Inc.(a)(g)	313,140
8,100	Millennium Pharmaceuticals, Inc.(a)	125,226
33,500	OSI Pharmaceuticals, Inc.(a)(g)	1,252,565

		4,059,857

Building Products
798	Cie de Saint-Gobain (France)	65,070
11,000	Nippon Sheet Glass Co. Ltd. (Japan)	48,666
4,000	Sanwa Holdings Corp. (Japan)	17,376

		131,112

Capital Markets 1.5%
1,278	3i Group PLC (United Kingdom)	21,052
9,000	Apollo Investment Corp.	142,470
6,400	Bank of New York Mellon (The) Corp.	267,072
2,587	Credit Suisse Group (Switzerland)	131,681
1,016	Deutsche Bank AG (Germany)	115,489

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

5,500	Franklin Resources, Inc.	$533,445
23,515	Goldman Sachs Group, Inc.	3,889,147
15,800	Hercules Technology Growth Capital, Inc.	171,588
4,673	Investec PLC (United Kingdom)	31,393
17,511	Lehman Brothers Holdings, Inc.	659,114
319	Macquarie Group Ltd. (Australia)	15,399
1,517	Man Group PLC	16,694
30,277	Merrill Lynch & Co., Inc.(g)	1,233,485
4,000	MF Global Ltd.(a)	39,640
42,862	Morgan Stanley	1,958,793
1,617	UBS AG (Switzerland)	46,991

		9,273,453

Chemicals 1.4%
517	Akzo Nobel (Netherlands)	41,480
1,414	BASF AG (Germany)	191,179
13,001	Celanese Corp.(g)	507,689
1,200	CF Industries Holdings, Inc.	124,344
13,000	Dainippon Ink & Chemicals, Inc. (Japan)	40,429
4,000	Denki Kagaku Kogyo K K	12,600
67,700	Dow Chemical Co. (The)	2,494,746
1,700	Eastman Chemical Co.	106,165
2,140	Koninklijke DSM NV (Netherlands)	103,214
18,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	128,030
8,300	Monsanto Co.	925,450
4,400	Mosaic Co. (The)(a)	451,440
5,000	Nippon Shokubai Co. Ltd. (Japan)	33,156
88,200	Olin Corp.	1,742,833
16,500	OM Group, Inc.(a)(g)	899,910
149	Syngenta AG	43,660
21,400	Terra Industries, Inc.(a)(g)	760,342
450	Yara International ASA (Norway)	26,024

		8,632,691

Commercial Banks 2.1%
1,316	Allied Irish Banks PLC (Ireland)	28,048
1,519	Alpha Credit Bank AE (Greece)	50,361
10,171	Banco Bilbao Vizcaya Argentaria SA (Spain)	224,003
17,845	Banco Santander Central Hispano SA (Spain)	355,542
16,570	Barclays PLC (United Kingdom)	148,971

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	9

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
18,800	BB&T Corp.(g)	$602,728
1,869	BNP Paribas (France)	188,520
2,200	Capital Corp. of The West	17,644
17,800	Central Pacific Financial Corp.	335,530
15,800	Comerica, Inc.(g)	554,264
3,570	Commerzbank AG (Germany)	112,385
710	Commonwealth Bank of Australia (Australia)	27,129
1,841	Credit Agricole SA (France)	56,967
1,780	Danske Bank A/S (Denmark)	65,666
1,866	Dexia SA (Belgium)	53,175
8,100	DnB NOR ASA (Norway)	122,955
42,700	Fifth Third Bancorp	893,284
10,246	HBOS PLC (United Kingdom)	113,874
13,784	HSBC Holdings PLC (United Kingdom)	227,057
9,500	Huntington Bancshares, Inc.	102,125
154	Hypo Real Estate Holding AG (Germany)	4,070
500	Jyske Bank(a)	33,556
335	KBC Groep NV (Belgium)	43,442
12,847	Lloyds TSB Group PLC (United Kingdom)	114,990
2,900	Mitsubishi UFJ Financial Group, Inc. (Japan)	25,020
8,000	Mitsui Trust Holdings, Inc. (Japan)	48,395
2	Mizuho Financial Group, Inc. (Japan)	7,323
2,567	National Australia Bank Ltd. (Australia)	70,731
14,048	National City Corp.	139,778
15,300	Oriental Financial Group (Puerto Rico)	301,563
115,100	Regions Financial Corp.(g)	2,273,224
35,690	Royal Bank of Scotland Group PLC (United Kingdom)	238,880
3	Sapporo Hokuyo Holdings, Inc. (Japan)	20,917
1,900	Skandinaviska Enskilda Banken, Class A (Sweden)	49,724
833	Societe Generale (France)	81,563
5,400	SunTrust Banks, Inc.	297,756
1,000	Svenska Handelsbanken AB, Class A (Sweden)	29,116
500	Swedbank AB (Sweden)	14,011
3,800	Taylor Capital Group, Inc.	62,396
16,008	U.S. Bancorp.	518,019
16,297	UniCredito Italiano SpA (Italy)	109,091
42,100	Wachovia Corp.(g)	1,136,700
99,175	Wells Fargo & Co.(g)	2,885,992
2,855	Westpac Banking Corp. (Australia)	61,968

		12,848,453

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies 0.2%
1,749	Brambles Ltd.	$15,952
2,014	Hays PLC (United Kingdom)	4,567
23,500	PeopleSupport, Inc.(a)(g)	214,320
8,800	R. R. Donnelley & Sons Co.	266,728
8,000	Toppan Printing Co. Ltd.	92,777
10,100	TrueBlue, Inc.(a)(g)	135,744
15,567	Waste Management, Inc.	522,428

		1,252,516

Communications Equipment 1.2%
5,400	Anaren, Inc.(a)	68,364
15,400	Ciena Corp.(a)(g)	474,782
102,666	Cisco Systems, Inc.(a)	2,473,224
2,400	Corning, Inc.	57,696
9,574	Nokia Corp. (Finland)	302,905
96,100	QUALCOMM, Inc.	3,940,100

		7,317,071

Computers & Peripherals 2.9%
9,500	Apple, Inc.(a)(g)	1,363,250
13,300	Emulex Corp.(a)	215,992
123,911	Hewlett-Packard Co.	5,657,776
46,641	International Business Machines Corp.	5,370,245
9,100	Lexmark International, Inc.(a)	279,552
89,600	NetApp, Inc.(a)	1,796,480
13,300	QLogic Corp.(a)	204,155
95,500	Seagate Technology (Cayaman Islands)	1,999,770
19,200	Western Digital Corp.(a)(g)	519,168
261	Wincor Nixdorf AG (Germany)	20,829

		17,427,217

Construction & Engineering 0.2%
92	Acciona SA (Spain)	24,641
314	Bilfinger Berger AG	27,017
400	FLSmidth & Co.	39,590
6,300	Fluor Corp.	889,308
133	Leighton Holdings Ltd.	5,202
350	YIT OYJ (Finland)	9,930

		995,688

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	11

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction Materials 0.1%
16,400	Headwaters, Inc.(a)(g)	$216,316
952	Holcim Ltd., Class B (Switzerland)	99,983
1,035	Lafarge SA (France)	180,003

		496,302

Consumer Finance
320	Acom Company Ltd.	8,491
1,000	American Express Co.	43,720
900	Capital One Financial Corp.(g)	44,298
3,910	Takefuji Corp. (Japan)	82,766

		179,275

Containers & Packaging 0.2%
14,600	Ball Corp.	670,724
7,600	Rock-Tenn. Co., Class A	227,772

		898,496

Distributors
16,000	Li & Fung Ltd. (Hong Kong)	59,311
13,049	Pacific Brands Ltd. (Australia)	24,090

		83,401

Diversified Consumer Services 0.2%
23,600	Apollo Group, Inc., Class A(a)(g)	1,019,520

Diversified Financial Services 2.5%
1,617	Babcock & Brown Ltd. (Australia)	21,753
93,803	Bank of America Corp.(g)	3,556,071
31,207	Challenger Financial Services Group Ltd. (Australia)	51,907
29,300	CIT Group, Inc.(g)	347,205
236,057	Citigroup, Inc.	5,056,340
5,000	CME Group, Inc.(g)	2,345,500
393	Deutsche Boerse AG (Germany)	63,702
3,628	Fortis Group (Belgium)	91,415
3,474	ING Groep NV (Netherlands)	130,095
2,736	Instituto Finanziario Industriale SpA (Italy)(a)	75,332
2,400	Investor AB	54,024
83,630	JPMorgan Chase & Co.(g)	3,591,908
954	OKO Bank PLC (Finland)	17,968

		15,403,220

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.5%
216,310	AT&T, Inc.	$8,284,673
1,171	Belgacom SA (Belgium)	51,857
15,941	BT Group PLC (United Kingdom)	68,732
8,457	CenturyTel, Inc.	281,111
907	Deutsche Telekom AG (Germany)	15,178
5,496	France Telecom SA (France)	184,817
18	Nippon Telegraph & Telephone Corp. (NTT) (Japan)	77,648
10,158	Portugal Telecom, SGPS SA (Portugal)	118,032
7,192	Telecom Corp. of New Zealand Ltd. (New Zealand)	21,147
42,006	Telecom Italia SpA (Italy)	69,567
8,088	Telefonica SA (Spain)	232,395
300	Telenor ASA (Norway)	5,744
7,500	TeliaSonera AB (Sweden)	60,209
108,450	Verizon Communications, Inc.	3,953,003
152,100	Windstream Corp.	1,817,595

		15,241,708

Electric Utilities 1.0%
40,900	American Electric Power Co., Inc.	1,702,667
2,000	CLP Holdings Ltd. (Hong Kong)	16,460
41,900	Duke Energy Corp.	747,915
1,599	E.On AG (Germany)	298,388
34,400	Edison International	1,686,288
13,400	El Paso Electric Co.(a)(g)	286,358
12,099	Enel SpA (Italy)	128,361
5,500	Hong Kong Electric Holdings Ltd. (Hong Kong)	34,734
18,900	Portland General Electric Co.	426,195
5,300	PPL Corp.	243,376
7,100	Progress Energy, Inc.	296,070
1,898	Public Power Corp. SA (Greece)	83,002
1,564	Scottish & Southern Energy PLC (United Kingdom)	43,580
97	Union Fenosa SA (Spain)	6,519

		5,999,913

Electrical Equipment 0.5%
4,414	ABB Ltd. (Switzerland)	118,495
6,700	Acuity Brands, Inc.	287,765
571	Alstom (France)	123,790
29,600	Emerson Electric Co.	1,523,216
5,600	Hubbell, Inc., Class B(g)	244,664

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	13

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
12,000	Mitsubishi Electric Corp. (Japan)	$103,772
4,800	Rockwell Automation, Inc.	275,616
4,800	Sumitomo Electric Industries Ltd. (Japan)	60,770
550	Vestas Wind Systems A/S (Denmark)(a)	60,084

		2,798,172

Electronic Equipment & Instruments 0.4%
53,800	Agilent Technologies, Inc.(a)	1,604,854
3,000	Hitachi Ltd. (Japan)	17,787
60,900	Jabil Circuit, Inc.	576,114
1,000	Nidec Corp.	61,497

		2,260,252

Energy Equipment & Services 1.3%
6,600	Dawson Geophysical Co.(a)	445,500
8,800	ENSCO International, Inc.	551,056
45,163	Halliburton Co.	1,776,261
13,300	Helmerich & Payne, Inc.(g)	623,371
6,200	Nabors Industries Ltd. (Bermuda)(a)	209,374
12,900	Noble Corp.	640,743
1,750	Petroleum Geo Services	43,300
44,700	Rowan Cos., Inc.	1,840,746
7,000	Schlumberger Ltd.	609,000
10,100	SEACOR Holdings, Inc.(a)(g)	862,136
900	TGS Nopec Geophysical Co., ASA (Norway)(a)	13,096
10,700	Trico Marine Services, Inc.(a)(g)	416,979

		8,031,562

Exchange Traded Fund
100	iShares MSCI EAFE Index Fund	7,190

Food & Staples Retailing 1.6%
480	Carrefour SA (France)	37,034
451	Casino Guichard Perrachon SA (France)	54,071
500	Circle K Sunkus Co. Ltd. (Japan)	8,492
33,800	CVS/Caremark Corp.(g)	1,369,238
300	FamilyMart Co. Ltd.	10,744
93,698	Kroger Co. (The)	2,379,930
54,878	Safeway, Inc.	1,610,669
11,000	SUPERVALU, Inc.	329,780

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
1,290	Tesco PLC	$9,703
74,500	Wal-Mart Stores, Inc.	3,924,661
968	Wesfarmers Ltd. (Australia)	35,377
256	Wesfarmers Ltd. (Class “P” Stock)(Australia)	9,419
6,049	Woolworths Ltd. (Australia)	160,317

		9,939,435

Food Products 0.8%
30,600	Archer-Daniels-Midland Co.	1,259,497
1,900	Bunge Ltd.	165,072
350	Danisco A/S (Denmark)	25,564
45,600	Del Monte Foods Co.	434,568
28,130	Goodman Fielder Ltd. (Australia)	46,274
1,600	H.J. Heinz Co.(g)	75,152
11,800	Kraft Foods, Inc., Class A	365,918
9	Lindt & Spruengli AG	29,906
604	Nestle SA, Class B (Switzerland)	301,818
4,000	Ralcorp Holdings, Inc.(a)(g)	232,600
76,900	Sara Lee Corp.	1,075,062
13,500	Treehouse Foods, Inc.(a)(g)	308,610
389	Unilever NV (Netherlands)	13,063
3,344	Unilever PLC (United Kingdom)	112,756
47,000	Wilmar International Ltd. (Singapore)	142,729
200	Yakult Honsha Co. Ltd.	6,200

		4,594,789

Gas Utilities 0.1%
4,300	AGL Resources, Inc.	147,576
800	Atmos Energy Corp.	20,400
408	Gaz de France SA (France)	24,632
11,200	Nicor, Inc.(g)	375,311
20,000	Osaka Gas Co. Ltd. (Japan)	79,856

		647,775

Health Care Equipment & Supplies 1.5%
10,900	Analogic Corp.	725,286
609	Ansell Ltd.	6,473
28,985	Baxter International, Inc.	1,675,913
11,723	Becton, Dickinson & Co.	1,006,420
7,600	Idexx Laboratories, Inc.(a)	374,376

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	15

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
5,500	Intuitive Surgical, Inc.(a)	$1,783,925
74,700	Medtronic, Inc.	3,613,238
3,200	Merit Medical Systems, Inc.(a)	50,656
1,500	Stryker Corp.	97,575

		9,333,862

Health Care Providers & Services 1.3%
1,300	Cardinal Health, Inc.	68,263
19,000	CIGNA Corp.	770,830
43,800	Express Scripts, Inc.(a)	2,817,216
600	Suzuken Co., Ltd. (Japan)	24,679
81,080	UnitedHealth Group, Inc.	2,785,909
32,600	WellPoint, Inc.(a)	1,438,638

		7,905,535

Hotels, Restaurants & Leisure 1.1%
22,800	Darden Restaurants, Inc.	742,140
26,100	Jack in the Box, Inc.(a)(g)	701,307
83	Kuoni Reisen Holding AG (Switzerland)	46,093
35,568	McDonald’s Corp.	1,983,627
2,448	Thomas Cook Group PLC	14,089
6,100	Wyndham Worldwide Corp.(g)	126,148
83,600	Yum! Brands, Inc.	3,110,756

		6,724,160

Household Durables
200	Makita Corp. (Japan)	6,280
10,000	Matsushita Electric Industrial Co. Ltd. (Japan)	216,693
3,724	Taylor Wimpey PLC (United Kingdom)	13,858

		236,831

Household Products 1.5%
7,100	Clorox Co.	402,144
4,967	Colgate-Palmolive Co.(g)	386,979
41,200	Kimberly-Clark Corp.	2,659,460
79,775	Procter & Gamble Co.	5,589,834
2,164	Reckitt Benckiser PLC (United Kingdom)	119,867

		9,158,284

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders 0.4%
109,900	AES Corp. (The)(a)(g)	$1,832,033
3,700	Constellation Energy Group, Inc.	326,599

		2,158,632

Industrial Conglomerates 2.6%
20,300	3M Co.	1,606,745
298,450	General Electric Co.	11,045,634
1,745	Philips Electronics NV	66,752
478	Siemens AG (Germany)	52,214
60,400	Tyco International Ltd. (Bermuda)	2,660,620
704	Wendel Investissement (France)	88,382

		15,520,347

Insurance 3.0%
16,100	ACE Ltd. (Bermuda)	886,466
6,881	Aegon NV (Netherlands)	101,247
1,084	Allianz SE (Germany)	215,256
38,000	Allstate Corp. (The)	1,826,280
57,129	American Financial Group, Inc.	1,460,217
51,859	American International Group, Inc.	2,242,902
9,093	Arch Capital Group Ltd. (Bermuda)(a)	624,416
9,900	Assured Guaranty Ltd.	235,026
7,020	Aviva PLC (United Kingdom)	86,031
1,459	AXA SA (France)	52,955
32,851	Axis Capital Holdings Ltd. (Bermuda)	1,116,277
14,100	Chubb Corp. (The)	697,668
9,959	Corporacion Mapfre	49,999
15,141	Endurance Specialty Holdings Ltd. (Bermuda)	554,161
3,800	Everest Re Group, Ltd. (Bermuda)	340,214
8,900	Genworth Financial, Inc., Class A	201,496
20,000	Hartford Financial Services Group, Inc.	1,515,400
20,785	Legal & General Group PLC (United Kingdom)	52,141
894	Muenchener Rueckversicherungs AG (Germany)	175,015
30,227	Old Mutual PLC (United Kingdom)	66,289
4,300	PartnerRe Ltd. (Bermuda)	328,090
36,000	Platinum Underwriters Holdings Ltd.	1,168,560
10,370	Royal & Sun Alliance Insurance Group (United Kingdom)	26,487
984	SCOR (France)	23,489
6,200	SeaBright Insurance Holdings, Inc.(a)	91,326
965	Suncorp-Metway Ltd.	11,350

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	17

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
1,234	Swiss Reinsurance (Switzerland)	$107,793
61,000	Travelers Cos., Inc. (The)	2,918,850
3,237	Unipol Spa	10,057
2,500	United America Indemnity Ltd. (Class “A” Stock)(Cayman Islands)(a)	48,150
28,100	XL Capital Ltd., Class A (Bermuda)	830,355
498	Zurich Financial Services AG (Switzerland)	156,832

		18,220,795

Internet & Catalog Retail 0.3%
14,360	Home Retail Group (United Kingdom)	74,455
75,600	IAC/InterActiveCorp.(a)	1,569,456

		1,643,911

Internet Software & Services 0.6%
29,500	EarthLink, Inc.(a)(g)	222,725
98,363	eBay, Inc.(a)	2,935,152
1,400	Google, Inc. Class A(a)	616,658
201	Yahoo! Japan Corp. (Japan)	104,452

		3,878,987

IT Services 0.7%
24,866	Accenture Ltd., Class A (Bermuda)	874,537
60,500	Automatic Data Processing, Inc.	2,564,596
4,389	Computershare Ltd. (Australia)	35,097
300	CSK Holdings Corp. (Japan)	6,922
15	NTT Data Corp. (Japan)	65,610
27,900	SYKES Enterprises, Inc.(a)(g)	490,761

		4,037,523

Leisure Equipment & Products
2,000	Nikon Corp. (Japan)	53,270
200	Sankyo Co. Ltd. (Japan)	11,878

		65,148

Life Science Tools & Services 0.2%
4,900	Applera Corp. - Applied Biosystems Group	161,014
14,100	Dionex Corp.(a)	1,085,559
349	Lonza Group AG-REG	46,283

		1,292,856

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery 1.3%
1,200	Atlas Copco AB-A Shs	$20,499
7,791	Charter PLC (United Kingdom)	131,430
42,000	Cummins, Inc.(g)	1,966,440
2,600	Deere & Co.	209,144
15,900	Eaton Corp.	1,266,753
21,100	Illinois Tool Works, Inc.	1,017,653
51,800	Ingersoll-Rand Co., Ltd. Class A (Bermuda)	2,309,244
500	Komatsu Ltd. (Japan)	13,869
4,000	Komori Corp. (Japan)	83,066
1,994	Konecranes Oyj (Finland)	76,812
1,005	MAN AG (Germany)	134,151
8,750	Parker Hannifin Corp.	606,113
64	Vallourec (France)	15,537

		7,850,711

Marine
2,000	Kawasaki Kisen Kaisha Ltd. (Japan)	19,442
8,000	Mitsui O.S.K. Lines Ltd. (Japan)	96,710
15,000	Neptune Orient Lines Ltd. (Singapore)	35,417
9,000	Nippon Yusen KK (Japan)	84,510
1,500	Orient Overseas International Ltd. (Hong Kong)	8,779

		244,858

Media 2.1%
57,350	CBS Corp., Class B(g)	1,266,288
3	Dentsu, Inc.	6,832
105,500	DIRECTV Group, Inc. (The)(a)	2,615,344
115,375	Disney (Walt) Co.(g)	3,620,467
1,300	Eniro AB (Sweden)	9,452
18,200	Gannett Co., Inc.	528,710
1,051	Gestevision Telecinco SA (Spain)	21,388
76	Lagardere SCA (France)	5,683
3,900	Lee Enterprises, Inc.(g)	39,039
13,861	McGraw-Hill Cos., Inc. (The)	512,164
4,028	Omnicom Group, Inc.	177,957
83,300	Time Warner, Inc.(g)	1,167,866
7,368	Trinity Mirror PLC (United Kingdom)	43,137
16,400	Valassis Communications, Inc.(a)(g)	177,940
53,900	Viacom Inc., Class B(a)	2,135,518
3,281	Vivendi Universal SA (France)	128,203
1,436	Yell Group PLC (United Kingdom)	4,389

		12,460,377

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	19

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining 0.7%
75,500	Alcoa, Inc.	$2,722,530
387	Anglo American PLC (United Kingdom)	23,257
1,119	Arcelor (Luxemburg)	91,246
7,736	BHP Billiton Ltd. (Australia)	253,175
754	Billiton PLC (United Kingdom)	22,371
3,000	Hitachi Metals Ltd.	44,181
6,000	Nippon Steel Corp. (Japan)	30,397
21,000	Nisshin Steel Co. Ltd. (Japan)	72,683
2,807	Nucor Corp.	190,146
4,061	OneSteel Ltd.	23,716
1,953	Outokumpu Oyj, Class A (Finland)	88,830
1,027	Rio Tinto Ltd.	114,976
1,970	Rio Tinto PLC (United Kingdom)	204,597
418	Salzgitter AG (Germany)	73,185
900	Ssab Svenskt Stal AB-SER B	23,099
2,309	ThyssenKrupp AG (Germany)	132,107
680	Vedanta Resources Ltd	28,287
771	Voestalpine AG (Austria)	53,558
1,700	Yamato Kogyo Co. Ltd. (Japan)	68,559

		4,260,900

Multiline Retail 0.1%
8,900	Big Lots, Inc.(a)(g)	198,470
2,100	Isetan Co. Ltd.	24,396
1,752	Karstart AG(a)	35,239
8,200	Macy’s, Inc.	189,092
6,384	Marks & Spencer Group (United Kingdom)	49,064
274	Next PLC (United Kingdom)	6,194

		502,455

Multi-Utilities 0.6%
2,699	A2A SpA	9,918
6,582	AGL Energy Ltd. (Australia)	66,409
17,085	Centrica PLC (United Kingdom)	101,129
35,800	CMS Energy Corp.(g)	484,732
21,600	Consolidated Edison, Inc.(g)	857,520
47,500	Dominion Resources, Inc.	1,939,900
6,000	DTE Energy Co.	233,340
9,371	National Grid PLC (United Kingdom)	128,606
338	RWE AG (Germany)	41,750
193	Suez SA (France)	12,666

		3,875,970

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Office Electronics 0.4%
1,600	Canon, Inc. (Japan)	$73,676
2,000	Ricoh Co. Ltd. (Japan)	32,865
154,400	Xerox Corp.	2,311,368
6,700	Zebra Technologies Corp.(a)	223,244

		2,641,153

Oil, Gas & Consumable Fuels 7.2%
10,600	Apache Corp.	1,280,692
32,731	BP PLC (United Kingdom)	332,591
73,600	Chesapeake Energy Corp.(g)	3,396,640
77,192	Chevron Corp.	6,589,109
73,300	ConocoPhillips	5,586,193
14,100	Devon Energy Corp.	1,471,053
5,292	ENI SpA (Italy)	180,463
179,654	Exxon Mobil Corp.	15,195,136
3,100	Hess Corp.	273,358
4	Inpex Holdings, Inc.	44,543
48,556	Marathon Oil Corp.	2,214,154
11,000	Murphy Oil Corp.	903,540
7,000	Nippon Oil Corp. (Japan)	43,680
30,500	Occidental Petroleum Corp.	2,231,685
1,113	OMV AG (Austria)	73,555
2,487	Repsol YPF SA (Spain)	85,830
9,071	Royal Dutch Shell PLC (Netherlands)	312,706
4,926	Royal Dutch Shell PLC, Class B (Netherlands)	165,807
10,000	Singapore Petroleum Co. Ltd. (Singapore)	49,112
33,300	Sunoco, Inc.	1,747,251
3,737	Total SA (France)	277,527
27,700	Williams Cos., Inc.	913,546
1,116	Woodside Petroleum Ltd. (Australia)	55,585

		43,423,756

Paper & Forest Products 0.2%
30,500	International Paper Co.(g)	829,599
6,517	Sonae Industria Sgps SA(a)	45,271
1,400	Svenska Cellulosa AB, Class B (Sweden)	25,506

		900,376

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	21

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Personal Products
3,800	Nu Skin Enterprises, Inc., (Class “A” Stock)	$68,476
450	Oriflame Cosmetics SA (Luxembourg)	29,877

		98,353

Pharmaceuticals 4.1%
10,500	Abbott Laboratories	579,075
2,600	Astellas Pharma, Inc. (Japan)	100,682
4,009	AstraZeneca PLC (United Kingdom)	149,899
100,500	Bristol-Myers Squibb Co.	2,140,650
600	Daiichi Sankyo CO Ltd.	17,727
50,000	Eli Lilly & Co.	2,579,500
1,400	Forest Laboratories, Inc.(a)	56,014
6,773	GlaxoSmithKline PLC (United Kingdom)	143,291
81,300	Johnson & Johnson	5,273,931
102,700	King Pharmaceuticals, Inc.(a)	893,490
101,193	Merck & Co., Inc.	3,840,274
5,000	Mitsubishi Tanabe Pharma Corp. (Japan)	58,236
2,312	Novartis AG (Switzerland)	118,498
550	Novo-Nordisk A/S, Class B (Denmark)	37,611
22,700	Par Pharmaceutical Cos., Inc.(a)	394,753
291,668	Pfizer, Inc.	6,104,612
562	Roche Holding AG (Switzerland)	105,768
2,964	Sanofi-Aventis (France)	222,367
4,000	Taisho Pharmaceutical Co. Ltd.	79,334
1,000	Takeda Pharmaceutical Co. Ltd. (Japan)	50,060
45,500	Wyeth	1,900,080

		24,845,852

Real Estate Investment Trusts 0.7%
31,900	Anthracite Capital, Inc.(g)	210,540
6,400	Ashford Hospitality Trust, Inc.	36,352
73,600	Brandywine Realty Trust(g)	1,248,257
1,695	British Land Co. PLC (United Kingdom)	30,864
22,900	Capital Lease Funding, Inc.	177,933
9,900	CBL & Associates Properties, Inc.(g)	232,947
10,600	Crystal River Capital, Inc.(g)	94,658
4,800	First Industrial Realty Trust, Inc.	148,272
67,900	Host Marriot Corp. (REIT)(g)	1,080,968
41,874	ING Industrial Fund (Australia)	81,512
7,754	Mirvac Group (Australia)	28,487

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
48,800	NorthStar Realty Finance Corp.(g)	$398,696
8,500	Parkway Properties, Inc.	314,160
26,600	Resource Capital Corp.(g)	201,362
2,600	Sunstone Hotel Investors, Inc.	41,626

		4,326,634

Real Estate Management & Development 0.1%
7,000	Cheung Kong Holdings Ltd. (Hong Kong)	99,388
8,000	Hang Lung Properties Ltd. (Hong Kong)	28,319
3,000	Henderson Land Development Co. Ltd.	21,317
1,497	Immofinanz Immobilien Anlagen	16,213
146	KK DaVinci Advisors (Japan)(a)	111,755
5,100	Leopalace21 Corp. (Japan)	82,425
3,190	Meinl European Land Ltd. (Australia)(a)	36,311
400	Nomura Real Estate Holdings, Inc.	6,661
1,000	Tokyu Land Corp.	6,270
3,000	Wharf Holdings Ltd. (Hong Kong)	14,128

		422,787

Road & Rail 1.0%
29,000	Burlington Northern Santa Fe Corp.	2,674,380
6	Central Japan Railway Co. (Japan)	61,998
17,200	CSX Corp.(g)	964,404
3	East Japan Railway Co. (Japan)	24,950
46,100	Norfolk Southern Corp.	2,504,152

		6,229,884

Semiconductors & Semiconductor Equipment 1.2%
99,300	Intel Corp.	2,103,174
18,900	MEMC Electronic Materials, Inc.(a)	1,340,010
88,400	Nvidia Corp.(a)	1,749,436
70,300	Texas Instruments, Inc.(g)	1,987,381
87	Unaxis Holding AG(a)	30,618

		7,210,619

Software 2.6%
41,500	Adobe Systems, Inc.(a)	1,476,985
15,250	BMC Software, Inc.(a)	495,930
323,513	Microsoft Corp.	9,181,299
300	Nintendo Co. Ltd. (Japan)	154,695

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	23

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
104,500	Oracle Corp.(a)	$2,044,020
132,700	Symantec Corp.(a)(g)	2,205,474

		15,558,403

Specialty Retail 0.9%
34,100	Asbury Automotive Group, Inc.	469,216
6,000	Belle International Holdings Ltd. (Hong Kong)	6,222
17,100	Best Buy Co., Inc.(g)	708,966
9,800	Cache, Inc.(a)	110,642
28,600	Christopher & Banks Corp.	285,714
5,300	Esprit Holdings Ltd. (Hong Kong)	63,606
900	Fast Retailing Co. Ltd. (Japan)	79,364
5,200	Gamestop Corp.(a)	268,892
41,405	Gymboree Corp.(a)	1,651,231
575	Hennes & Mauritz AB (H&M), Class B (Sweden)	35,321
50,300	Home Depot, Inc.	1,406,891
34,100	Rent-A-Center, Inc.(a)(g)	625,735
500	Shimachu Co. Ltd. (Japan)	15,023

		5,726,823

Textiles, Apparel & Luxury Goods 0.5%
58,300	Coach, Inc.(a)	1,757,745
18,800	Jones Apparel Group, Inc.	252,296
4,000	Nisshinbo Industries, Inc. (Japan)	37,159
8,400	Steven Madden Ltd.(a)	143,892
795	Swatch Group AG (Switzerland)	40,827
14,300	Warnaco Group, Inc. (The)(a)(g)	563,992
3,900	Wolverine World Wide, Inc.	113,139

		2,909,050

Thrifts & Mortgage Finance 0.7%
68,700	Federal National Mortgage Association(g)	1,808,184
131,600	Hudson City Bancorp, Inc.	2,326,688
3,600	Imperial Capital Bancorp, Inc.	77,832
20,417	Washington Mutual, Inc.(g)	210,295

		4,422,999

Tobacco 0.9%
38,700	Altria Group, Inc.	859,140
2,964	British American Tobacco (United Kingdom)	111,238

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Tobacco 0.9%
4,004	Imperial Tobacco Group (United Kingdom)	$184,200
38,700	Philip Morris International, Inc.(a)	1,957,446
40,800	Reynolds American, Inc.(g)	2,408,423
2,000	Swedish Match AB (Sweden)	43,589

		5,564,036

Trading Companies & Distributors 0.1%
4,000	Itochu Corp. (Japan)	39,486
8,000	Marubeni Corp. (Japan)	58,266
3,400	Mitsubishi Corp. (Japan)	102,669
6,000	Mitsui & Co. Ltd. (Japan)	121,589
1,600	Sojitz Corp.	5,297
3,900	Sumitomo Corp. (Japan)	51,371
11,600	WESCO International, Inc.(a)	423,285

		801,963

Transportation Infrastructure
12,000	Hopewell Holdings (Hong Kong)	45,563

Wireless Telecommunication Services 0.2%
220	Bouygues SA (France)	13,976
175	Millicom Intl Cellular S.A.(a)	16,670
103,500	Sprint Nextel Corp.(g)	692,415
127,811	Vodafone Group PLC (United Kingdom)	382,771

		1,105,832

	Total common stocks (cost $370,152,802)	390,587,359

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	25

Portfolio of Investments

as of March 31, 2008 (Unaudited)

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 8.5%

Aerospace/Defense 0.1%
		BAE Systems Holdings, Inc., Notes, 144A,
Baa2	$370	4.75%, 8/15/10	$383,472
		Goodrich Corp., Notes,
Baa2	202	6.80%, 7/01/36	222,072

			605,544

Airlines 0.1%
		American Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Ba1	560	6.817%, 5/23/11	527,801
		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa2	41	6.703%, 6/15/21	39,576
		Delta Air Lines, Inc., Pass-Thru Certs., 144A
Baa1	107	6.821%, 8/10/22	101,433
		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/01/12	206,708

			875,518

Automotive
		Johnson Controls, Inc., Sr. Notes,
A3	55	5.50%, 1/15/16	56,052

Banking 0.8%
		Banco Bradesco (Cayman Islands), Notes,
A2	430	8.75%, 10/24/13	496,650
		Bank of America Corp., Jr. Sub. Notes,
Aa3	500	8.00%, 12/29/49(h)	500,599
		Bank of America Corp., Sub. Notes,
Aa2	355	5.75%, 8/15/16	362,112
		Bank of America NA, Sub. Notes,
Aa1	60	6.00%, 10/15/36	57,399
		Bank One Corp., Sub. Notes,
Aa3	400	7.875%, 8/01/10	427,444
		Citigroup Inc., Sub. Notes,
A1	165	6.125%, 8/25/36	144,909

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
		Citigroup, Inc., Sr. Unsec. Notes,
Aa3	$125	6.875%, 3/05/38	$124,912
		Citigroup, Inc., Sub. Notes,
A1	82	5.00%, 9/15/14	77,279
A1	400	5.625%, 8/27/12	396,040
		Depfa ACS Bank (Ireland), 144A,
Aaa	290	5.125%, 3/16/37	283,235
		ICICI Bank Ltd. (India), Bonds, 144A,
Baa2	495	4.9169%, 1/12/10(h)	473,666
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	380	5.75%, 11/16/10	380,191
		J.P. Morgan Chase & Co., Notes,
Aa2	190	4.60%, 1/17/11	192,642
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes,
A2	150	6.346%, 7/25/49(h)	122,235
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
Aa2	140	7.625%, 9/14/10	153,989
		Wachovia Bank NA., Sub. Notes,
Aa2	450	7.80%, 8/18/10	484,398
		Wells Fargo & Co., Sr. Unsec. Notes,
Aa1	140	4.625%, 8/09/10	143,759

			4,821,459

Brokerage 0.6%
		Bear Stearns Cos., Inc, (The), Sr. Unsec. Notes,
Baa1	220	7.25%, 2/01/18	227,346
Baa1	90	6.40%, 10/02/17	88,866
		Bear Stearns Cos., Inc. (The), Unsec. Notes,
Baa1	100	5.30%, 10/30/15	93,874
		Goldman Sachs Group, Inc. Sub. Notes,
A1	170	5.625%, 1/15/17	163,085
A1	385	6.45%, 5/01/36	346,971
A1	162	6.75%, 10/01/37	150,714

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	27

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Brokerage (cont’d.)
		Goldman Sachs Group, Inc., Notes,
Aa3	$5	5.125%, 1/15/15	$4,860
		Goldman Sachs Group, Inc., Sr. Notes,
Aa3	140	5.45%, 11/01/12	141,793
		Lehman Brothers Holdings, Inc., Sr. Notes,
A1	345	5.25%, 2/06/12	332,903
		Lehman Brothers Holdings, Inc., Sub. Notes,
A2	155	6.50%, 7/19/17	147,195
		Merrill Lynch & Co., Inc., Notes,
A1	60	4.79%, 8/04/10	59,810
		Merrill Lynch & Co., Inc., Notes, MTN,
A1	340	4.25%, 2/08/10	331,935
A1	125	5.00%, 1/15/15	116,162
A1	170	5.77%, 7/25/11	172,202
		Morgan Stanley, Notes,
Aa3	50	4.00%, 1/15/10	49,401
Aa3	150	4.25%, 5/15/10	147,846
Aa3	25	5.30%, 3/01/13	24,916
Aa3	325	5.45%, 1/09/17	304,034
		Morgan Stanley, Sr. Notes, MTN,
Aa3	105	5.25%, 11/02/12(g)	104,874
		Morgan Stanley, Sr. Unsec. Notes, MTN,
Aa3	460	5.75%, 10/18/16	444,821
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/01/14	129,959

			3,583,567

Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	171,402
		Hanson PLC (United Kingdom), Sr. Unsub. Notes,
Baa3	170	7.875%, 9/27/10	184,269
		Lafarge SA (France), Notes,
Baa2	200	6.15%, 7/15/11	204,028
		Ryland Group, Inc., (The) Sr. Notes,
Ba1	27	5.375%, 6/01/08	26,995

			586,694

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Cable 0.2%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	$55	9.455%, 11/15/22	$66,939
		Comcast Corp., Bonds,
Baa2	25	5.65%, 6/15/35	21,229
		Comcast Corp., Gtd. Notes,
Baa2	60	6.45%, 3/15/37	56,540
		Comcast Corp., Sr. Unsec. Notes,
Baa2	85	6.50%, 11/15/35	80,392
		Cox Communications, Inc., Notes,
Baa3	185	6.75%, 3/15/11	192,729
Baa3	270	7.875%, 8/15/09	282,589
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	590	5.40%, 7/02/12	579,695

			1,280,113

Capital Goods 0.2%
		Caterpillar Financial Services Corp., Notes, MTN,
A2	50	5.50%, 3/15/16	51,313
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa2	110	5.80%, 10/15/12	104,838
Baa2	296	6.375%, 10/15/17	264,472
Baa2	110	7.00%, 10/15/37	90,428
Baa2	400	7.35%, 6/15/08	402,818
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	81,555
		Honeywell International, Inc., Sr. Notes,
A2	35	5.70%, 3/15/37	34,607
		John Deere Capital Corp., Sr. Notes,
A2	140	4.50%, 8/25/08	140,683
		United Technologies Corp., Sr. Notes,
A2	90	6.05%, 6/01/36	92,968

			1,263,682

Chemicals 0.3%
		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	61,141

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	29

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
		Dow Chemical Co. (The), Notes,
A3	$135	6.125%, 2/01/11	$141,910
		Huntsman International LLC, Gtd. Notes,
Ba1	400	11.625%, 10/15/10	423,000
		ICI Wilmington, Inc., Gtd. Notes,
Baa2	75	5.625%, 12/01/13	78,851
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/01/09	170,619
		PPG Industries, Inc., Sr. Unsec. Notes,
A3	1,000	5.75%, 3/15/13	1,031,624
		Union Carbide Corp., Debs.,
Ba2	100	7.50%, 6/01/25	98,912

			2,006,057

Consumer 0.2%
		Avon Products, Inc., Sr. Unsec. Notes,
A2	300	5.75%, 3/01/18	305,428
		Koninklijke Philips Electronics NV, Notes,
A3	135	6.875%, 3/11/38	144,001
		Newell Rubbermaid, Inc., Sr. Unsec. Notes,
Baa2	300	6.25%, 4/15/18	305,956
		Whirlpool Corp., Notes,
Baa2	195	6.125%, 6/15/11	204,194

			959,579

Electric 0.8%
		Appalachian Power Co., Sr. Notes,
Baa2	125	4.40%, 6/01/10	125,695
		Arizona Public Services Co., Sr. Unsec. Notes,
Baa2	320	6.375%, 10/15/11	331,799
		Arizona Public Services Co., Unsec. Notes,
Baa2	35	6.25%, 8/01/16	34,595
		Baltimore Gas & Electric Co., Sr. Unsec. Notes,
Baa2	115	6.35%, 10/01/36	104,089

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
		Carolina Power & Light Co., First Mtge. Bonds,
A2	$105	5.25%, 12/15/15	$107,732
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	167,219
Baa2	120	6.95%, 3/15/33	126,879
		Consolidated Edison Co. of New York, Sr. Unsec. Notes,
A1	145	5.375%, 12/15/15	148,150
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa1	65	5.375%, 4/15/13	67,039
		Dominion Resources, Inc., Sr. Notes,
Baa2	70	4.75%, 12/15/10	71,641
		Dominion Resources, Inc., Sr. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	194,486
		Duke Energy Carolinas LLC, Sr. Unsub. Notes,
A3	225	6.10%, 6/01/37	223,975
		El Paso Electric Co., Sr. Unsec. Notes,
Baa2	135	6.00%, 5/15/35	119,682
		Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B,
Baa3	220	8.50%, 4/01/09	229,962
		Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	310	8.625%, 8/01/15	364,267
		Energy East Corp., Notes,
Baa2	30	6.75%, 9/15/33	29,346
		Exelon Corp., Notes,
Baa1	30	4.90%, 6/15/15	28,579
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/01/33	60,211
		Georgia Power Co., Unsub. Notes, Ser. B,
A2	170	5.70%, 6/01/17	176,370

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	31

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
		Indiana Michigan Power Co., Sr. Notes, Ser. INDF,
Baa2	$90	5.05%, 11/15/14	$85,948
		Midamerican Energy Holdings Co., Sr. Unsec. Notes,
Baa1	160	5.95%, 5/15/37	149,875
		National Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/01/12	38,064
		Nevada Power Co., Mortgage Backed Notes,
Baa3	280	6.50%, 5/15/18	285,586
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.25%, 9/15/17	50,074
Baa3	70	5.45%, 9/15/20	62,112
		NSTAR Electric Co., Debs.,
A1	110	4.875%, 4/15/14	110,540
		Oncor Electric Delivery Co., Debs.,
Ba1	120	7.00%, 9/01/22	114,930
		Pacific Gas & Electric Co., First Mtge. Bonds,
A3	395	6.05%, 3/01/34	387,232
		PPL Electric Utilities Corp., Sec. Notes,
A3	400	6.25%, 8/15/09	412,769
		Public Service Electric & Gas Co., First Mtge. Bonds, MTN,
A3	125	5.80%, 5/01/37	121,023
		Southern California Edison Co., First Mtge. Bonds,
A2	100	4.65%, 4/01/15	99,117
		Virginia Electric and Power Co., Sr. Unsec. Notes, Ser. A,
Baa1	165	6.00%, 5/15/37	160,932
		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/01/08	119,764
Baa1	95	6.50%, 7/01/36	93,384
		Xcel Energy, Inc., Sr. Unsec. Notes,
Baa1	36	5.613%, 4/01/17	36,083

			5,039,149

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Integrated 0.1%
		ConocoPhillips Holding Co., Sr. Notes,
A1	$36	6.95%, 4/15/29	$40,992
		Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A,
Baa2	130	6.356%, 6/07/17	120,413
		TNK-BP Finance SA (Luxembourg), Gtd. Private Placement, Notes, 144A,
Baa2	295	7.50%, 7/18/16	273,981

			435,386

Energy - Other 0.2%
		Devon Financing Corp., ULC, Gtd. Notes,
Baa1	71	7.875%, 9/30/31	87,239
		Halliburton Co., Notes,
A2	30	5.50%, 10/15/10	31,586
		Nexen, Inc. (Canada), Sr. Unsec. Notes,
Baa2	25	6.40%, 5/15/37	23,941
		Pioneer Natural Resource Co., Bonds,
Ba1	330	6.875%, 5/01/18	312,672
		Valero Energy Corp., Sr. Notes,
Baa3	160	6.625%, 6/15/37	152,938
		Weatherford International, Inc., Gtd. Notes,
Baa1	230	6.35%, 6/15/17	237,902
		Western Oil Sands, Inc. (Canada), Sec. Notes,
Baa1	55	8.375%, 5/01/12	61,789
		Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	265,271
		XTO Energy, Inc., Sr. Unsec. Notes,
Baa2	135	6.25%, 8/01/17	143,921

			1,317,259

Foods 0.6%
		Bunge Ltd., Notes,
Baa2	215	5.35%, 4/15/14	217,869

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	33

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
		Cadbury Schweppes US Finance LLC, Notes, 144A,
Baa2	$250	3.875%, 10/01/08	$249,462
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/04/09	373,841
		Cargill, Inc., Sr. Unsec. Notes, 144A,
A2	150	6.00%, 11/27/17	151,298
		ConAgra Foods, Inc., Notes,
Baa2	81	7.875%, 9/15/10	88,491
		Delhaize Group (Belgium), Sr. Unsub. Notes,
Baa3	110	6.50%, 6/15/17	113,597
		Diageo Capital PLC (United Kingdom), Gtd. Notes,
A3	230	5.75%, 10/23/17	235,551
		HJ Heinz Co., Notes, 144A,
Baa2	260	6.428%, 12/01/08	264,399
		Kellogg Co., Notes, Ser. B,
A3	375	6.60%, 4/01/11	404,119
		Kraft Foods, Inc., Sr. Unsec. Notes,
Baa2	185	5.625%, 11/01/11	188,497
Baa2	220	6.125%, 2/01/18	219,861
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/01/11	37,221
		McDonald’s Corp., Sr. Unsec. Notes,
A3	160	5.80%, 10/15/17	168,000
		McDonald’s Corp., Sr. Unsec. Notes, MTN,
A3	225	6.30%, 3/01/38	230,197
		Miller Brewing Co., 144A,
Baa1	200	4.25%, 8/15/08	200,806
		Tricon Global Restaurants, Inc., Sr. Notes,
Baa2	35	8.875%, 4/15/11	38,572
		Tyson Foods, Inc., Sr. Unsec. Notes,
Ba1	150	6.85%, 4/01/16	150,182

			3,331,963

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming 0.1%
		Harrah’s Operating Co., Inc., Gtd. Notes,
Caa1	$150	5.50%, 7/01/10	$131,250
		Mandalay Resort Group, Sr. Sub. Notes,
B1	1	9.375%, 2/15/10	1,030
		Wynn Las Vegas Capital Corp., First Mtge. Bonds, 144A,
Ba2	600	6.625%, 12/01/14	577,500

			709,780

Health Care & Pharmaceutical 0.5%
		AmerisourceBergen Corp., Gtd. Notes,
Ba1	200	5.625%, 9/15/12	206,794
		AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes,
A1	110	6.45%, 9/15/37	118,028
		Baxter International, Inc., Sr. Unsec. Notes,
A3	60	5.90%, 9/01/16	63,331
		Bristol-Myers Squibb Co., Unsub. Notes,
A2	55	5.875%, 11/15/36	53,186
		Community Health Systems, Inc., Gtd. Notes,
B3	400	8.875%, 7/15/15(g)	401,500
		Covidien International Finance SA (Luxembourg), Gtd. Notes, 144A,
Baa1	260	6.00%, 10/15/17	267,983
		Genentech, Inc., Sr. Notes,
A1	60	4.75%, 7/15/15	60,273
		HCA, Inc., Sec. Notes,
B2	500	9.25%, 11/15/16	518,750
		Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
Baa3	250	5.625%, 12/15/15	247,251
		Merck & Co., Inc., Bonds,
Aa3	30	5.75%, 11/15/36	30,251
		Merck & Co., Inc., Debs.,
Aa3	30	5.95%, 12/01/28	30,198
		Schering-Plough Corp., Sr. Notes,
Baa1	155	5.55%, 12/01/13	160,087

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	35

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Health Care & Pharmaceutical (cont’d.)
		Schering-Plough Corp., Sr. Unsec. Notes,
Baa1	$194	6.00%, 9/15/17	$194,964
Baa1	70	6.55%, 9/15/37	67,413
		Teva Pharmaceutical Finance LLC, Bonds,
Baa2	30	6.15%, 2/01/36	29,245
		Wyeth, Notes,
A3	415	5.95%, 4/01/37	405,478
		Wyeth, Unsub. Notes,
A3	225	5.50%, 3/15/13	238,254
A3	35	5.50%, 2/01/14	36,253
A3	10	6.45%, 2/01/24	10,667

			3,139,906

Health Care Insurance 0.3%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	83,829
A3	110	6.625%, 6/15/36	106,830
		Cigna Corp., Sr. Unsec. Notes,
Baa2	140	6.15%, 11/15/36	121,869
		Coventry Health Care, Inc., Sr. Notes,
Ba1	540	6.125%, 1/15/15	536,246
		UnitedHealth Group, Inc., Bonds,
Baa1	65	6.875%, 2/15/38	62,105
		UnitedHealth Group, Inc., Sr. Unsec. Notes,
Baa1	290	5.25%, 3/15/11	295,837
Baa1	60	6.00%, 6/15/17	58,628
Baa1	100	6.50%, 6/15/37	91,496
Baa1	80	6.625%, 11/15/37	74,023
		WellPoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	159,915
Baa1	105	5.95%, 12/15/34	92,778

			1,683,556

Insurance 0.3%
		Allstate Corp. (The), Sr. Notes,
A1	200	7.20%, 12/01/09	211,571

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
		American International Group, Inc., Notes,
Aa2	$260	4.25%, 5/15/13	$246,637
		American International Group, Inc., Sr. Unsec. Notes, MTN,
Aa2	540	5.85%, 1/16/18	529,923
		AXA SA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	37,665
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	95	4.75%, 5/15/12	98,737
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.00%, 3/15/34	175,788
		Lincoln National Corp., Sr. Unsec. Notes,
A3	110	6.30%, 10/09/37	99,434
		Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	49,885
		MetLife, Inc., Sr. Notes,
A2	205	5.70%, 6/15/35	182,363
A2	70	6.125%, 12/01/11	75,109
A2	15	6.375%, 6/15/34	14,533
		St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes,
A3	140	6.75%, 6/20/36	138,722
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	104,675
Baa2	90	6.15%, 8/15/19	89,124
		XL Capital Ltd. (Cayman Islands), Sr. Notes,
Baa1	15	5.25%, 9/15/14	13,663

			2,067,829

Lodging
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes,
Baa3	85	6.25%, 2/15/13	84,894

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	37

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment 0.2%
		AMFM, Inc., Gtd. Notes,
Baa3	$115	8.00%, 11/01/08	$118,686
		News America, Inc., Gtd. Notes,
Baa2	125	7.625%, 11/30/28	136,725
		Time Warner, Inc., Debs.,
Baa2	100	9.15%, 2/01/23	115,746
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.75%, 4/15/11(b)	231,377
Baa2	160	7.25%, 10/15/17	165,665
Baa2	36	7.625%, 4/15/31	37,653
		Viacom, Inc., Sr. Notes,
Baa3	205	6.875%, 4/30/36	197,406

			1,003,258

Metals 0.1%
		Alcan, Inc. (Canada), Notes,
A3	70	4.50%, 5/15/13	68,650
A3	115	5.00%, 6/01/15	112,976
		Alcoa, Inc., Sr. Notes,
Baa1	20	5.90%, 2/01/27	18,024
		Peabody Energy Corp., Notes,
Ba1	250	7.375%, 11/01/16	258,750
		Southern Copper Corp., Sr. Notes,
Baa2	95	7.50%, 7/27/35	97,415
		United States Steel Corp., Sr. Unsub. Notes,
Baa3	250	5.65%, 6/01/13	242,126
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.50%, 11/16/11	71,821

			869,762

Non Captive Finance 0.3%
		Capital One Bank, Sub. Notes,
A3	5	6.50%, 6/13/13	4,719
		Capital One Financial Corp., Sr. Notes, MTN,
A3	125	5.70%, 9/15/11	117,910

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non Captive Finance (cont’d.)
		CIT Group Funding Co. of Canada (Canada), Gtd. Notes,
A3	$135	5.20%, 6/01/15	$100,978
		Countrywide Financial Corp., Gtd. Notes, MTN,
Baa3	280	5.80%, 6/07/12(g)	253,676
		General Electric Capital Corp., Notes,
Aaa	440	5.55%, 5/04/20	459,437
		General Electric Capital Corp., Notes, MTN,
Aaa	90	6.125%, 2/22/11	95,663
		General Electric Capital Corp., Sr. Unsec. Notes, MTN
Aaa	90	5.875%, 1/14/38	86,747
		GMAC LLC, Unsub. Notes,
B1	160	4.315%, 5/15/09(h)	136,746
		Household Finance Corp., Notes,
Aa3	130	4.750%, 5/15/09	129,940
		HSBC Finance Corp., Sr. Notes,
Aa3	100	5.70%, 6/01/11	100,602
		International Lease Finance Corp., Unsub. Notes,
A1	120	3.50%, 4/01/09	118,199
A1	400	6.375%, 3/25/13	399,693
		Residential Capital LLC, Gtd. Notes,
B2	95	8.50%, 4/17/13	46,075
		Residential Capital, Gtd. Notes,
B2	105	8.00%, 2/22/11	51,450

			2,101,835

Non-Corporate 0.2%
		Gaz Capital for Gazprom (Luxembourg), Sr. Unsec. Notes, 144A,
A3	300	7.288%, 8/16/37	273,645
		Pemex Project Funding Master Trust,
Baa1	110	6.625%, 6/15/35	113,836
		Petrobras International Finance Co. (Cayman Islands), Bonds,
Baa1	280	8.375%, 12/10/18	320,600

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	39

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Corporate (cont’d.)
		Petrobras International Finance Co. (Cayman Islands), Gtd. Notes,
Baa1	$10	5.875%, 3/01/18	$9,625
		RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Bonds, 144A,
A3	460	6.299%, 5/15/17	426,076

			1,143,782

Paper
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	120	5.875%, 11/15/15	124,270

Pipelines & Other 0.2%
		Atmos Energy Corp., Notes,
Baa3	330	4.00%, 10/15/09	328,416
		CenterPoint Energy Resources Corp., Sr. Unsec. Notes,
Baa3	90	6.25%, 2/01/37	83,951
		Duke Energy Field Services LLC, Notes,
Baa2	365	7.875%, 8/16/10	391,295
		Enbridge Energy Partners LP, 144A
Baa2	50	7.50%, 4/15/38	49,856
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	145	4.625%, 10/15/09	146,769
		Enterprise Products Operating LP, Gtd. Notes, Ser. B,
Baa3	35	6.875%, 3/01/33	34,770
		Enterprise Products Operating LP, Sr. Notes,
Baa3	190	4.95%, 6/01/10	193,849
		ONEOK Partners LP, Notes,
Baa2	85	6.65%, 10/01/36	82,027
		Sempra Energy, Sr. Unsec. Notes,
Baa1	15	6.00%, 2/01/13	15,927

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
		Spectra Energy Capital LLC, Sr. Unsub. Notes,
Baa1	$45	6.25%, 2/15/13	$46,643

			1,373,503

Railroads 0.2%
		Burlington Northern Santa Fe Corp., Debs.,
Baa1	135	6.70%, 8/01/28	138,313
		CSX Corp., Sr. Notes,
Baa3	75	6.25%, 3/15/18	74,016
		CSX Corp., Sr. Unsub. Notes,
Baa3	170	6.15%, 5/01/37	149,669
		Norfolk Southern Corp., Sr. Notes,
Baa1	4	7.80%, 5/15/27	4,645
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	105	5.59%, 5/17/25	96,119
		Union Pacific Corp., Notes,
Baa2	275	3.625%, 6/01/10	275,246
Baa2	152	6.65%, 1/15/11	160,571

			898,579

Real Estate Investment Trusts 0.2%
		Brandywine Operating Partnership, Notes,
Baa3	265	5.75%, 4/01/12	246,056
		Mack-Cali Realty LP, Notes,
Baa2	250	7.25%, 3/15/09	253,061
		Post Apartment Homes LP, Notes,
Baa3	135	6.30%, 6/01/13	133,553
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/01/12	86,414
		Simon Property Group LP, Unsec. Notes,
A3	280	5.75%, 5/01/12	279,884

			998,968

Retail 0.2%
		CVS Caremark Corp., Sr. Unsec. Notes,
Baa2	260	5.75%, 8/15/11	271,985

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	41

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Retail (cont’d.)
		Federated Retail Holdings, Inc., Gtd. Notes,
Baa2	$175	5.35%, 3/15/12	$166,739
Baa2	20	5.90%, 12/01/16	17,775
		Home Depot, Inc., Sr. Unsec. Notes,
Baa1	80	5.875%, 12/16/36	65,309
		May Department Stores Co. (The), Notes,
Baa2	30	6.65%, 7/15/24	25,499
		Target Corp., Sr. Unsec. Notes,
A2	300	7.00%, 1/15/38	308,358
		Wal-Mart Stores, Inc., Bonds,
Aa2	60	5.25%, 9/01/35	53,101

			908,766

Structured Notes 0.2%
		CDX North America High Yield, Pass-Thru Certs., Ser. 9-T1, 144A
B3	1,500	8.75%, 12/29/12(g)	1,426,875

Technology 0.2%
		Computer Sciences Corp., Sr. Unsec. Notes, 144A,
Baa1	300	6.50%, 3/15/18	304,798
		Electronic Data System Corp., Notes,
Baa3	25	7.45%, 10/15/29	23,646
		Fiserv, Inc., Gtd. Notes,
Baa2	220	6.125%, 11/20/12	226,713
		Intuit, Inc., Sr. Unsec. Notes,
Baa2	125	5.40%, 3/15/12	127,263
		Jabil Circuit, Inc., Sr. Notes,
Ba1	390	5.875%, 7/15/10	385,182
		Motorola, Inc., Notes,
Baa1	20	8.00%, 11/01/11	20,327

			1,087,929

Telecommunications 0.9%
		America Movil SA de CV (Mexico), Unsec. Notes,
A3	115	6.375%, 3/01/35	111,291

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
			AT&T Corp., Notes,
NR	$200	(i)	6.00%, 3/15/09	$204
			AT&T Corp., Sr. Notes,
A2	440		8.00%, 11/15/31	514,144
			AT&T Corp., Sr. Unsec. Notes,
A2	115		7.30%, 11/15/11	124,560
			AT&T, Inc., Notes,
A2	220		4.125%, 9/15/09	221,224
			British Telecommunications PLC (United Kingdom), Bonds,
Baa1	350		9.125%, 12/15/30	434,692
			Cingular Wireless LLC, Sr. Notes,
A2	100		7.125%, 12/15/31	105,207
			Cingular Wireless Services, Inc., Notes,
A2	120		8.125%, 5/01/12	134,291
			Deutsche Telekom International Finance BV(Netherlands), Gtd. Notes,
A3	60		8.25%, 6/15/30	71,975
			Embarq Corp., Notes,
Baa3	80		7.082%, 6/01/16	75,739
Baa3	400		7.995%, 6/01/36	365,303
			France Telecom SA (France), Notes,
A3	75		8.50%, 3/01/31	92,917
			Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes,
Baa2	105		8.00%, 10/01/10	112,744
			New Cingular Wireless Services, Inc., Sr. Notes,
A2	380		8.75%, 3/01/31	461,166
			Nextel Communications, Inc., Sr. Notes,
Baa3	500		5.95%, 3/15/14	370,000
			PCCW HKT Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A,
Baa2	555		8.00%, 11/15/11	602,580
			Qwest Capital Funding, Inc., Gtd. Notes,
B1	400		7.00%, 8/03/09	398,000
			Qwest Corp., Notes,
Ba1	400		8.875%, 3/15/12	408,000

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	43

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
		Sprint Capital Corp., Gtd. Notes,
Baa3	$185	6.90%, 5/01/19	$145,688
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	45	4.00%, 1/15/10	44,144
Baa2	90	5.25%, 11/15/13	84,095
		TELUS Corp. (Canada), Notes,
Baa1	250	8.00%, 6/01/11	271,897
		U.S. Cellular Corp., Sr. Notes,
Baa3	95	6.70%, 12/15/33	82,219
		Verizon Communications, Inc., Sr. Unsec. Notes,
A3	150	5.50%, 2/15/18	146,095
		Vodafone Group PLC (United Kingdom), Sr. Notes,
Baa1	200	7.75%, 2/15/10	211,954
		Vodafone Group PLC (United Kingdom), Unsec. Notes,
Baa1	100	6.15%, 2/27/37	93,210

			5,683,339

Tobacco 0.1%
		Reynolds American, Inc., Bonds,
Ba1	220	6.75%, 6/15/17	222,521
Ba1	100	7.25%, 6/15/37	98,991

			321,512

		Total corporate bonds (cost $53,132,825)	51,790,365

ASSET BACKED SECURITIES 1.0%
		Accredited Mortgage Loan Trust, Ser. 2006-2, Class A1,
Aaa	42	2.639%, 9/25/36(h)	41,286
		American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A,
Baa1	230	3.288%, 3/15/12(h)	218,903
		Ser. 2004-C, Class C, 144A,
Baa1	37	3.318%, 2/15/12(h)	36,356

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)		Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
			Amortizing Residential Collateral Trust,
			Ser. 2002-BC7, Class M2,
BB(d)	$23		3.949%, 10/25/32(h)	$16,322
			Series 2002-BC9, Class M1,
Aa2	497		4.249%, 12/25/32(h)	382,586
			CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
A1	146		4.249%, 3/25/33(h)	114,466
			Centex Home Equity, Ser. 2005-A, Class M2,
Aa2	360		3.099%, 1/25/35(h)	299,790
			Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300		2.936%, 2/20/15(h)	238,732
			Countrywide Asset-Backed Certificates, Ser. 2006-BC2, Class 2A1,
Aaa	6		2.639%, 1/25/45(h)	5,968
			Credit-Based Asset Servicing and Securitization,
			Ser. 2005-CB6, Class A3,
Aaa	270		5.120%, 7/25/35	265,487
			Ser. 2006-CB3, Class AV1,
Aaa	189	(i)	2.659%, 3/25/36(h)	189
			Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	260		5.70%, 7/25/34	206,084
			First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Aa2	300		3.119%, 6/25/36(h)	211,426
			HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	104		3.026%, 1/20/35(h)	80,160
			Long Beach Mortgage Loan Trust, Ser. 2006-6, Class 2A1,
Aaa	139		2.639%, 7/25/36(h)	137,745
			MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
Aaa	2,400		7.00%, 2/15/12	2,527,905

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	45

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
		Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2,
A2	$166	3.699%, 3/25/34(h)	$118,453
		Morgan Stanley Dean Witter Capital I,
		Ser. 2002-NC4, Class M1,
Aaa	211	3.874%, 9/25/32(h)	178,038
		Series 2002-HE1, Class M1,
Aa2	294	3.499%, 7/25/32(h)	232,605
		Nomura Home Equity Loan, Inc.,
		Ser. 2006-HE2, Class A1,
Aaa	20	2.659%, 3/25/36(h)	20,077
		Residential Asset Securities Corp.,
		Ser. 2004-KS2, Class MI1,
Aa2	50	4.710%, 3/25/34(h)	40,767
		Saxon Asset Securities Trust,
		Ser. 2005-2, Class M2,
Aa2	240	3.039%, 10/25/35(h)	227,761
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR3, Class A3,
Aaa	300	2.849%, 5/25/36(h)	234,000
		Ser. 2004-OP1, Class M1,
Aa2	265	3.109%, 2/25/34(h)	197,126
		WFS Financial Owner Trust,
		Ser. 2004-4, Class D,
A2	22	3.580%, 5/17/12	22,295

		Total asset backed securities (cost $6,856,776)	6,054,527

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
		Banc of America Mortgage Securities, Inc.,
		Ser. 2005-A, Class 2A1,
Aaa	196	4.457%, 2/25/35(h)	186,231
		Ser. 2005-B, Class 2A1,
Aaa	186	4.377%, 3/25/35(h)	186,747
		Bank of America Alternative Loan Trust,
		Ser. 2006-5, Class 3A1,
Aaa	285	6.00%, 6/25/46	277,785
		Series 2005-12, Class 3CB1,
Aaa	760	6.00%, 1/25/36	681,717

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
		Chase Mortgage Finance Corp.,
		Ser. 2007-A1, Class 1A5,
Aaa	$966	4.35%, 2/25/37(h)	$958,175
		Countrywide Alternative Loan Trust,
		Ser. 2004-18CB, Class 3A1,
Aaa	283	5.25%, 9/25/19	261,484
		Federal National Mortgage Association,
		Ser. 1993-55, Class K,
Aaa	7	6.50%, 5/25/08	6,946
		JP Morgan Mortgage Trust,
		Ser. 2007-A1, Class 4A1,
Aaa	561	4.071%, 7/25/35(h)	536,205
		Master Alternative Loan Trust,
		Ser. 2004-4, Class 4A1,
Aaa	358	5.00%, 4/25/19	359,357
		Ser. 2003-8, Class 4A1,
AAA(d)	25	7.00%, 12/25/33	24,856
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A-3,
Aaa	222	4.17%, 2/25/34(h)	211,517
		Washington Mutual Alternative Mortgage Pass-Through Certs.,
		Ser. 2005-1, Class 3A,
AAA(d)	135	5.00%, 3/25/20	129,941

		Total collateralized mortgage obligations (cost $3,982,755)	3,820,961

COMMERCIAL MORTGAGE BACKED SECURITIES 4.3%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41(h)	389,247
		Ser. 2004-1, Class XP,
AAA(d)	1,905	0.631%, 11/10/39(h)	29,974
		Ser. 2004-2, Class A3,
Aaa	200	4.050%, 11/10/38	194,912
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	538,613
		Ser. 2005-6, Class A4,
AAA(d)	1,400	3.353%, 9/10/47(h)	1,392,845

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	47

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
Baa1	$430	6.47%, 11/15/33(h)	$393,131
		Ser. 2004-T16, Class X2,
AAA(d)	3,883	0.913%, 2/13/46(h)	92,682
		Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42(h)	331,684
		Ser. 2005-T20, Class AAB,
Aaa	500	5.139%, 10/12/42(h)	483,355
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	144	2.928%, 3/15/19(h)	131,682
		C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(d)	500	5.820%, 5/15/46(h)	483,563
		Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	733,646
		Commercial Mortgage Acceptance Corporation, Ser. 1998-C2, Class X,
AAA(d)	2,712	0.892%, 9/15/30(h)	71,849
		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A,
AAA(d)	2,136	1.03%, 3/10/39(h)	41,440
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	288,318
		Credit Suisse Mortgage Capital Certs.,
		Ser. 2006-C5, Class A3,
Aaa	435	5.311%, 12/15/39	422,532
		Series 2006-C1, Class A4,
AAA(d)	800	5.55%, 2/15/39(h)	797,287
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(d)	581	7.62%, 6/10/33	604,588
		GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A,
Aaa	4,231	0.742%, 3/10/40(h)	57,349

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
		GMAC Commercial Mortgage Securities, Inc.,
		Ser. 2005-C1, Class A2,
AAA(d)	$496	4.471%, 5/10/43	$489,916
		Ser. 2005-C1, Class A5,
AAA(d)	645	4.697%, 5/10/43	625,362
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/05/35	1,203,687
		Ser. 2005-GG5, Class A5
Aaa	2,060	5.224%, 4/10/37(h)	2,047,801
		GS Mortgage Securities Corp. II, Series 2006-GG6, Class AAB,
AAA(d)	1,300	5.587%, 4/10/38(h)	1,272,139
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 9/12/37	488,232
		Ser. 2005-LDP5, Class A4,
Aaa	700	5.1794%, 12/15/44(h)	697,870
		Ser. 2006-CB16. Class ASB,
Aaa	700	5.523%, 5/12/45	690,936
		Ser. 2006-LDP8, Class ASB,
Aaa	500	5.370%, 5/15/45	485,701
		Ser. 2005-CB13, Class A4,
Aaa	455	5.472%, 1/12/43(h)	455,266
		Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	951,305
		Ser. 2005-LDP4, Class A4,
Aaa	520	4.918%, 10/15/42(h)	507,674
		Series 2006-LDP6, Class X2,
Aaa	27,052	0.234%, 4/15/43(h)	121,455
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,482	7.727%, 5/17/32(h)	1,533,225
		LB-UBS Commercial Mortgage Trust,
		Ser. 2003-C5, Class A2,
AAA(d)	437	3.478%, 7/15/27	434,451
		Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29(h)	772,706
		Ser. 2005-C3, Class A3

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	49

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
		LB-UBS Commercial Mortgage Trust (cont’d.)
Aaa	$500	4.647%, 7/15/30	$485,135
		Ser. 2005-C3, Class A5,
Aaa	430	4.739%, 7/15/30	416,976
		Lehman Brothers Floating Rate Commercial Mortgage Trust,
		Ser. 2006-LLFA, Class A1, 144A,
Aaa	33	2.898%, 9/15/21(h)	31,270
		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	384,342
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	430	2.910%, 6/12/46(h)	438,336
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(h)	1,498,258
		Morgan Stanley Capital I,
		Ser. 2004-HQ3, Class A2,
Aaa	234	4.05%, 1/13/41	229,511
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	984,314
		Ser. 2007-T27, Class AAB,
AAA(d)	260	5.803%, 6/11/42(h)	257,468
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(d)	1,100	4.867%, 2/15/35	1,078,835

		Total commercial mortgage backed securities (cost $26,695,416)	26,060,868

MORTGAGE BACKED SECURITIES 12.7%
		Federal Home Loan Mortgage Corp.,
	2,556	4.50%, 1/01/19 - 7/01/20	2,548,904
	2,684	5.00%, 7/01/18 - 5/01/34	2,708,229
	548	5.228%, 12/01/35(h)	554,154
	1,833	5.50%, 12/01/33 - 7/01/34	1,856,334
	6,500	5.50%, TBA(c) 30 YR	6,562,971
	657	6.00%, 1/01/34	676,448
	5,000	6.00%, TBA(c) 30 YR	5,126,559

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
		Federal Home Loan Mortgage Corp., (cont’d.)
	$571	7.00%, 6/01/14 - 11/01/33	$604,901
		Federal National Mortgage Association,
	324	4.00%, 5/01/19	317,039
	570	4.36%, 11/01/35(h)	573,479
		Federal National Mortgage Association (Cont’d.)
	4,179	4.50%, 11/01/18 - 3/01/34	4,143,641
	2,429	5.00%, 10/01/18 - 2/01/36	2,420,962
	2,500	5.00%, TBA(c) 30 YR	2,474,219
	8,688	5.50%, 12/01/16 - 6/01/37	8,810,183
	1,500	5.50%, TBA 15 YR	1,530,938
	5,500	5.50%, TBA(c) 30 YR	5,551,563
	2,301	5.97%, 7/01/37(h)	2,354,018
	4,671	6.00%, 9/01/13 - 2/01/35	4,807,708
	2,000	6.00%, TBA 30 YR	2,048,750
	5,784	6.50%, 5/01/13 - 10/01/37	6,003,383
	7,000	6.50%, TBA 30 YR	7,249,374
	101	7.00%, 6/01/32	107,165
	9	7.50%, 9/01/30	9,344
	21	8.00%, 12/01/23	22,883
	15	8.50%, 2/01/28	16,848
		Government National Mortgage Association,
	3,817	5.50%, 7/15/33 - 2/15/36	3,899,504
	3,000	6.00%, TBA(c) 30 YR	3,095,624
	766	6.50%, 9/15/23 - 8/15/32	800,356
	160	7.00%, 6/15/24 - 5/15/31	171,517
	22	7.50%, 4/15/29 - 5/15/31	23,843
	159	8.00%, 8/15/22 - 6/15/25	173,931

		Total mortgage backed securities (cost $76,108,823)	77,244,772

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
		Federal Home Loan Bank,
	1,680	2.375%, 4/30/10	1,682,871
	205	3.375%, 2/27/13	205,747
	1,215	4.375%, 10/03/08	1,226,195
	775	4.50%, 5/13/11	814,166

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	51

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
		Federal Home Loan Mortgage Corp.,
	$710	3.25%, 2/25/11	$720,365
	560	4.75%, 1/18/11 - 1/19/16	591,036
	879	5.00%, 9/16/08	889,479
		Federal National Mortgage Association,
	725	2.75%, 4/11/11	724,561
	2,145	3.25%, 4/09/13(g)	2,142,373
	2,035	5.00%, 2/16/12 - 3/15/16(g)	2,184,694
	95	5.375%, 6/12/17	104,335
	265	6.125%, 3/15/12	295,669
		Tennessee Valley Authority, Notes,
	280	4.50%, 4/01/18	288,413

		Total U.S. government agency obligations (cost $11,510,817)	11,869,904

U.S. GOVERNMENT TREASURY SECURITIES 1.8%
		United States Treasury Bonds,
	16	5.00%, 5/15/37	17,899
	180	6.25%, 8/15/23	221,555
	860	7.25%, 8/15/22	1,149,242
	50	7.625%, 2/15/25	70,375
	2,535	8.125%, 8/15/19 - 8/15/21(b)(g)	3,562,410
	1,265	8.875%, 8/15/17(g)	1,802,032
	39	9.00%, 11/15/18	57,022
		United States Treasury Inflation Index,
	1,151	2.375%, 1/15/17	1,284,816
	213	2.375%, 1/15/25	231,348
		United States Treasury Notes,
	645	2.50%, 3/31/13	645,957
	350	3.50%, 2/15/18(g)	352,023
	15	4.00%, 9/30/09	15,540
	10	4.50%, 9/30/11	10,838
		United States Treasury Strips,
	2,015	Zero Coupon, 2/15/19 - 5/15/20(g)	1,226,718

		Total U.S. government treasury securities (cost $9,888,782)	10,647,775

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)	Description	Value (Note 1)

FOREIGN GOVERNMENT OBLIGATIONS 0.3%
		DP World Ltd., Bonds, 144A,
A1	$ 390	6.85%, 7/02/37	$324,308
		Mexico Government International Bond (Mexico), Notes,
Baa1	265	7.50%, 1/14/12	298,125
		United Mexican States (Mexico), Notes,
Baa1	860	5.875%, 1/15/14	920,200

		Total foreign government obligations (cost $1,146,138)	1,542,633

		Total long-term investments (cost $559,475,134)	579,619,164

SHORT-TERM INVESTMENTS 22.4%
U.S. GOVERNMENT TREASURY SECURITY 0.1%
		United States Treasury Bill,(b)(j)
	725	0.84%, 6/19/08	723,093

		(cost $723,680)

	Shares
AFFILIATED MUTUAL FUNDS 22.3%
		Dryden Core Investment Fund-Short Term Bond Series
	3,517,236	(cost $35,020,084)	31,057,194
	104,490,825	Dryden Core Investment Fund-Taxable Money Market Series (cost $104,490,825; includes $76,918,820 of cash collateral for securities on loan)(Note3)(e)(f)	104,490,825

		Total affiliated mutual funds (cost $139,510,910)	135,548,019

		Total short-term investments (cost $140,234,590)	136,271,112

		Total Investments(k) 117.9% (cost $699,709,724; Note 5)	715,890,276
		Liabilities in excess of other assets(l) (17.9%)	(108,599,799)

		Net Assets 100.0%	$607,290,477

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	53

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

GO—General Obligation

MTN—Medium Term Notes

NA—National Association

ULC—Unlimited Liability Corporation

†	The ratings reflected are as of March 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Principal amount of $24,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Dryden Short-Term Bond Series.
(g)	Portion of securities on loan with an aggregate market value of $72,673,530; cash collateral of $76,918,820 was received with which the Portfolio purchased highly liquid short-term investments.
(h)	Variable rate instrument.
(i)	Amount is actual; not rounded to thousands.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	As of March 31, 2008, 6 securities representing $1,237,206 and 0.2% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swaps and credit default swaps as follows:

Open future contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
8	10-Yr. U.S. T-Notes	Jun-08	$951,885.00	$951,625.00	$(260)
16	2-Yr. U.S. T-Notes	Jun-08	3,415,409	3,434,500	19,091
37	S&P 500 Index	Jun-08	12,140,788	12,247,000	106,212
51	U.S. Long Bond	Jun-08	6,038,668	6,058,641	19,973
53	5-Yr. U.S. T-Notes	Jun-08	5,990,331	6,054,422	64,091

					$209,107

See Notes to Financial Statements.

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Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Merrill Lynch Capital Services, Inc.(b)	3/20/2038	$245	4.650%	3 month LIBOR	$(801)
Morgan Stanley Capital Services(a)	2/28/2013	1,455	3.815%	3 month LIBOR	35,022

					$34,221

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Citibank, NA(b)	9/20/2012	$700	0.32%	Altria Group, Inc.
				7.00%, due 11/04/13	$10,918
JPMorgan Chase Bank(b)	6/20/2012	1,000	0.30%	PPG Industries, Inc.
				7.05%, due 11/04/13	23,274
Barclays Bank PLC(b)	9/20/2012	700	0.60%	Fortune Brands, Inc.
				6.25%, due 04/01/08	40,210
JPMorgan Chase Bank(b)	9/20/2012	470	1.52%	Residential Capital LLC,
				6.50%, due 04/17/13	273,402
JPMorgan Chase Bank(b)	6/20/2014	240	0.65%	Bunge Ltd. Finance Corp.,
				5.35, due 04/15/14	14,466
Credit Suisse International(b)	9/20/2017	750	0.99%	Gannett Co., Inc. 6.375%, due 04/01/12	40,177
Merrill Lynch Capital Services, Inc.(b)	9/20/2016	150	1.73%	Tyson Foods, Inc. 6.85%, due 04/01/16	5,332
Morgan Stanley Capital Services, Inc.(b)	3/20/2018	300	0.70%	Avon Products, Inc. 7.15%, due 11/15/09	(4,175)
Barclays Bank, PLC(b)	3/20/2018	300	1.22%	Computer Science Corp.
				5.00%, due 02/15/13	(3,373)
Deutsche Bank AG(b)	6/20/2013	400	2.00%	International Lease Finance Corp.
				4.15%, due 01/20/15	(3,005)
Morgan Stanley Capital Services, Inc.(b)	6/20/2018	300	1.00%	Newell Rubbermaid, Inc. 6.35%, due 07/15/28	(2,480)

					$394,746

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	55

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Affiliated Mutual Funds (including 12.7% of collateral received for securities on loan)	22.3%
Mortgage Backed Securities	12.7
Oil, Gas & Consumable Fuels	7.2
Commercial Mortgage Backed Securities	4.3
Pharmaceuticals	4.1
Insurance	3.3
Computers & Peripherals	2.9
Industrial Conglomerates	2.6
Software	2.6
Diversified Financial Services	2.5
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.3
Commercial Banks	2.1
Media	2.1
U.S. Government Agency Obligations	2.0
U.S. Government Treasury Securities	1.9
Chemicals	1.7
Food & Staples Retailing	1.6
Beverages	1.5
Capital Markets	1.5
Health Care Equipment & Supplies	1.5
Household Products	1.5
Energy Equipment & Services	1.3
Health Care Providers & Services	1.3
Machinery	1.3
Communications Equipment	1.2
Semiconductors & Semiconductor Equipment	1.2
Hotels, Restaurants & Leisure	1.1
Asset Backed Securities	1.0
Electric Utilities	1.0
Road & Rail	1.0
Tobacco	1.0
Real Estate Investment Trusts	0.9
Specialty Retail	0.9
Telecommunications	0.9
Banking	0.8
Electric	0.8
Food Products	0.8
Biotechnology	0.7
IT Services	0.7
Metals & Mining	0.7
Thrifts & Mortgage Finance	0.7
Brokerage	0.6
Collateralized Mortgage Obligations	0.6
Foods	0.6
Internet Software & Services	0.6

See Notes to Financial Statements.

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Multi-Utilities	0.6%
Electrical Equipment	0.5
Health Care & Pharmaceutical	0.5
Textiles, Apparel & Luxury Goods	0.5
Electronic Equipment & Instruments	0.4
Independent Power Producers & Energy Traders	0.4
Office Electronics	0.4
Foreign Government Obligations	0.3
Health Care Insurance	0.3
Internet & Catalog Retail	0.3
Non—Captive Finance	0.3
Air Freight & Logistics	0.2
Automobiles	0.2
Cable	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Consumer	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Energy—Other	0.2
Life Sciences, Tools & Services	0.2
Media & Entertainment	0.2
Non—Corporate	0.2
Paper & Forest Products	0.2
Pipelines & Other	0.2
Railroads	0.2
Retail	0.2
Structured Notes	0.2
Technology	0.2
Wireless Telecommunication Services	0.2
Airlines	0.1
Building Materials & Construction	0.1
Construction Materials	0.1
Energy—Integrated	0.1
Gaming	0.1
Gas Utilities	0.1
Metals	0.1
Multiline Retail	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1

117.9
Liabilities in excess of other assets	(17.9)

100.0%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	57

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $72,673,530
Unaffiliated Investments (cost $560,198,814)	$580,342,257
Affiliated Investments (cost $139,510,910)	135,548,019
Foreign currency, at value (cost $30,394)	30,579
Receivable for investments Sold	42,587,736
Dividends and interest receivable	2,346,292
Unrealized appreciation on swaps	442,801
Receivable for Series shares Sold	178,420
Due from broker—variation margin	71,595
Foreign tax reclaim receivable	34,577
Prepaid expenses	7,301

Total assets	761,589,577

Liabilities
Payable to broker for collateral for securities on loan	76,918,820
Payable for investments Purchased	75,728,659
Payable for Series shares Reacquired	690,261
Management fee payable	317,412
Accrued expenses and other liabilities	282,401
Distribution fee payable	168,519
Transfer agent fee payable	167,902
Unrealized depreciation on swaps	13,834
Payable to custodian	6,864
Deferred directors’ fees	4,428

Total liabilities	154,299,100

Net Assets	$607,290,477

Net assets were comprised of:
Common stock, at par	$49,890
Paid-in capital in excess of par	594,960,257

595,010,147
Undistributed net investment income	3,753,516
Accumulated net realized loss on investments and foreign currency transactions	(8,297,672)
Net unrealized appreciation on investments and foreign currencies	16,824,486

Net assets, March 31, 2008	$607,290,477

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($382,579,707 ÷ 31,468,767 shares of common stock issued and outstanding)	$12.16
Maximum sales charge (5.50% of offering price)	.71

Maximum offering price to public	$12.87

Class B
Net asset value, offering price and redemption price per share
($35,743,638 ÷ 2,939,589 shares of common stock issued and outstanding)	$12.16

Class C
Net asset value, offering price and redemption price per share
($20,269,509 ÷ 1,666,923 shares of common stock issued and outstanding)	$12.16

Class L
Net asset value, offering price and redemption price per share
($9,954,976 ÷ 817,286 shares of common stock issued and outstanding)	$12.18

Class M
Net asset value, offering price and redemption price per share
($14,468,256 ÷ 1,189,810 shares of common stock issued and outstanding)	$12.16

Class R
Net asset value, offering price and redemption price per share
($973,994 ÷ 79,958 shares of common stock issued and outstanding)	$12.18

Class X
Net asset value, offering price and redemption price per share
($5,702,568 ÷ 468,987 shares of common stock issued and outstanding)	$12.16

Class Z
Net asset value, offering price and redemption price per share
($137,597,829 ÷ 11,258,808 shares of common stock issued and outstanding)	$12.22

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	59

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income (net of foreign withholding taxes of $534)	$4,755,439
Unaffiliated dividend income (net of foreign withholding taxes of $24,845)	4,347,936
Affiliated dividend income	1,581,201
Affiliated income from securities loaned, net	209,939

Total income	10,894,515

Expenses
Management fee	2,147,465
Distribution fee—Class A	542,742
Distribution fee—Class B	212,451
Distribution fee—Class C	114,479
Distribution fee—Class L	27,293
Distribution fee—Class M	99,623
Distribution fee—Class R	2,602
Distribution fee—Class X	32,515
Transfer agent’s fees and expenses (including affiliated expense of $231,000)	591,000
Custodian’s fees and expenses	95,000
Registration fees	43,000
Reports to shareholders	40,000
Audit fee	14,000
Directors’ fees	13,000
Insurance	8,000
Legal fees and expenses	8,000
Miscellaneous	21,634

Total expenses	4,012,804
Less: Expense waiver (Note 2)	(66,076)

Net expenses	3,946,728

Net investment income	6,947,787

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(2,291,012)
Foreign currency transactions	(1,517)
Financial futures transactions	(20,576)
Short sales	(97,969)
Swap transactions	209,692

(2,201,382)

Net change in unrealized appreciation (depreciation) on:
Investments	(60,698,755)
Foreign currencies	1,442
Financial futures contracts	67,043
Swaps	293,085
Short sales	1,367

(60,335,818)

Net loss on investments and foreign currencies	(62,537,200)

Net Decrease In Net Assets Resulting From Operations	$(55,589,413)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,947,787	$13,487,590
Net realized gain (loss) on investments and foreign currency transactions	(2,201,382)	49,454,411
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(60,335,818)	9,613,437

Net increase (decrease) in net assets resulting from operations	(55,589,413)	72,555,438

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(8,785,932)	(8,672,700)
Class B	(597,330)	(714,612)
Class C	(328,173)	(185,286)
Class L	(201,963)	—
Class M	(286,234)	—
Class R	(18,596)	(19,394)
Class X	(92,198)	—
Class Z	(3,565,022)	(3,750,124)

	(13,875,448)	(13,342,116)

Distributions from net realized gains
Class A	(31,079,987)	(22,380,205)
Class B	(3,217,556)	(2,894,977)
Class C	(1,767,727)	(750,616)
Class L	(827,042)	—
Class M	(1,541,821)	—
Class R	(76,149)	(56,985)
Class X	(496,629)	—
Class Z	(11,226,392)	(8,627,020)

	(50,233,303)	(34,709,803)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,035,439	53,584,520
Net asset value of shares issued in connection with merger	—	84,406,026
Net asset value of shares issued in reinvestment of dividends	61,446,735	45,972,274
Cost of shares reacquired	(64,784,008)	(145,214,237)

Net increase in net assets from Series share transactions	16,698,166	38,748,583

Total increase (decrease)	(102,999,998)	63,252,102

Net Assets
Beginning of period	710,290,475	647,038,373

End of period(a)	$607,290,477	$710,290,475

(a) Includes undistributed net investment income of:	$3,753,516	$10,681,177

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	61

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Dryden Active Allocation Fund (the “Series”), Jennison Growth Fund, and Jennison Equity Opportunity Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Dryden Active Allocation Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of

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trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market-value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal year end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the

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financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Series may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Series may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities.

A gain, limited to the price at which the Series sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Series may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Series enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. The Series’ swap agreements involve commitments to pay interest in

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Series will receive a payment from or make a payment to the counterparty. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Series’ cost basis in the swap and the proceeds of the closing transaction, including any fees.

During the period that the swap agreement is open, the Series may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2008, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

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Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis. Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the Series’ daily average net assets up to $1 billion and .60 of 1% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended March 31, 2008.

Effective, March 23, 2007, PI has contractually agreed to waive up to .02% of the Series’ management fee on an annualized basis until March 31, 2008, to the extent the Series’ net operating expenses, exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses, exceed .86%.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the

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“Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended March 31, 2008, PIMS contractually agreed to limit such fees to .50% of 1% of the average daily net assets of the Class R shares. For the period ended January 31, 2008, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $45,100 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2008. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2008, it received approximately $30,800, $1,700, $26,000 and $4,000 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2008.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	69

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2008, the Series incurred approximately $57,800 in total networking fees, of which approximately $28,400 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended March 31, 2008, PIM has been compensated by the Series approximately $90,000 for these services.

The Series invests in the Taxable Money Market Series and Short-Term Bond Series (the “Portfolios”), portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolios are a money market mutual fund and short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2008 were $249,241,699 and $260,791,840 respectively.

The amount of dollar rolls outstanding at March 31, 2008 was $24,508,752 (principal $24,000,000), which was 4.0% of total net assets.

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Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividends date.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	(Depreciation)	Net Unrealized Appreciation
$701,065,880	$53,463,717	$(38,639,321)	$14,824,396

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1% if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	71

Notes to Financial Statements

(Unaudited) continued

shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, each of which consists of 200 million, 125 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2008, Prudential owned 233 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2008:
Shares sold	468,306	$6,203,441
Shares issued in reinvestment of dividends	2,938,250	37,932,808
Shares reacquired	(2,470,013)	(32,871,623)

Net increase (decrease) in shares outstanding before conversion	936,543	11,264,626
Shares issued upon conversion from Class B, M and X	695,494	9,090,050

Net increase (decrease) in shares outstanding	1,632,037	$20,354,676

Year ended September 30, 2007:
Shares sold	1,245,776	$17,764,033
Shares issued in connection with the merger	1,063,641	15,019,303
Shares issued in reinvestment of dividends	2,129,540	29,366,366
Shares reacquired	(5,115,160)	(73,023,265)

Net increase (decrease) in shares outstanding before conversion	(676,203)	(10,873,563)
Shares issued upon conversion from Class B, M and X	1,181,554	16,700,744

Net increase (decrease) in shares outstanding	505,351	$5,827,181

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Class B	Shares	Amount
Six months ended March 31, 2008:
Shares sold	113,914	$1,519,239
Shares issued in reinvestment of dividends	285,081	3,688,937
Shares reacquired	(336,680)	(4,390,860)

Net increase (decrease) in shares outstanding before conversion	62,315	817,316
Shares reacquired upon conversion into Class A	(312,862)	(3,979,335)

Net increase (decrease) in shares outstanding	(250,547)	$(3,162,019)

Year ended September 30, 2007:
Shares sold	346,520	$4,931,401
Shares issued in connection with the merger	218,100	3,080,504
Shares issued in reinvestment of dividends	251,856	3,480,652
Shares reacquired	(571,249)	(8,132,177)

Net increase (decrease) in shares outstanding before conversion	245,227	3,360,380
Shares reacquired upon conversion into Class A	(782,582)	(10,952,974)

Net increase (decrease) in shares outstanding	(537,355)	$(7,592,594)

Class C
Six months ended March 31, 2008:
Shares sold	89,705	$1,202,627
Shares issued in reinvestment of dividends	131,171	1,697,357
Shares reacquired	(295,592)	(3,913,325)

Net increase (decrease) in shares outstanding	(74,716)	$(1,013,341)

Year ended September 30, 2007:
Shares sold	274,666	$3,920,922
Shares issued in connection with the merger	806,919	11,388,083
Shares issued in reinvestment of dividends	50,106	692,464
Shares reacquired	(331,559)	(4,718,615)

Net increase (decrease) in shares outstanding	800,132	$11,282,854

Class L
Six months ended March 31, 2008:
Shares sold	2,800	$34,279
Shares issued in reinvestment of dividends	76,763	993,316
Shares reacquired	(74,244)	(991,059)

Net increase (decrease) in shares outstanding	5,319	$36,536

Period ended September 30, 2007*:
Shares sold	87,100	$1,272,439
Shares issued in connection with the merger	819,224	11,575,641
Shares reacquired	(94,357)	(1,355,511)

Net increase (decrease) in shares outstanding	811,967	$11,492,569

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	73

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six months ended March 31, 2008:
Shares sold	22,696	$304,180
Shares issued in reinvestment of dividends	131,756	1,704,923
Shares reacquired	(316,004)	(4,158,600)

Net increase (decrease) in shares outstanding before conversion	(161,552)	(2,149,497)
Shares reacquired upon conversion into Class A	(383,582)	(5,110,678)

Net increase (decrease) in shares outstanding	(545,134)	$(7,260,175)

Period ended September 30, 2007*:
Shares sold	38,282	$541,260
Shares issued in connection with the merger	2,471,235	34,896,956
Shares reacquired	(376,754)	(5,419,115)

Net increase (decrease) in shares outstanding before conversion	2,132,763	30,019,101
Shares reacquired upon conversion into Class A	(397,819)	(5,722,680)

Net increase (decrease) in shares outstanding	1,734,944	$24,296,421

Class R
Six months ended March 31, 2008:
Shares sold	5,019	$67,238
Shares issued in reinvestment of dividends	5,265	68,131
Shares reacquired	(11,063)	(158,108)

Net increase (decrease) in shares outstanding	(779)	$(22,739)

Year ended September 30, 2007:
Shares sold	9,046	$128,533
Shares issued in reinvestment of dividends	4,142	57,199
Shares reacquired	(4,148)	(59,261)

Net increase (decrease) in shares outstanding	9,040	$126,471

Class X
Six months ended March 31, 2008:
Shares sold	8,686	$125,791
Shares issued in reinvestment of dividends	44,094	570,578
Shares reacquired	(74,972)	(993,809)

Net increase (decrease) in shares outstanding before conversion	(22,192)	(297,440)
Shares reacquired upon conversion into Class A	(2)	(37)

Net increase (decrease) in shares outstanding	(22,194)	$(297,477)

Period ended September 30, 2007*:
Shares sold	17,955	$245,612
Shares issued in connection with the merger	597,423	8,445,539
Shares reacquired	(122,456)	(1,755,458)

Net increase (decrease) in shares outstanding before conversion	492,922	6,935,693
Shares reacquired upon conversion into Class A	(1,741)	(25,090)

Net increase (decrease) in shares outstanding	491,181	$6,910,603

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	Shares	Amount
Class Z
Six months ended March 31, 2008:
Shares sold	799,737	$10,578,644
Shares issued in reinvestment of dividends	1,140,377	14,790,685
Shares reacquired	(1,325,072)	(17,306,624)

Net increase (decrease) in shares outstanding	615,042	$8,062,705

Year ended September 30, 2007:
Shares sold	1,725,843	$24,780,320
Shares issued in reinvestment of dividends	894,190	12,375,593
Shares reacquired	(3,533,153)	(50,750,835)

Net increase (decrease) in shares outstanding	(913,120)	$(13,594,922)

*	Commenced operations on March 26, 2007.

Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	75

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.62

Income (loss) from investment operations
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(1.24)

Total from investment operations	(1.10)

Less Distributions
Dividends from net investment income	(.30)
Distributions from net realized gains	(1.06)

Total distributions	(1.36)

Net asset value, end of period	$12.16

Total Return(b):	(7.98)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$382,580
Average net assets (000)	$408,829
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.15	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)(f)
Net investment income	2.15	%(e)(f)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	147	%(g)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(d)	Prior to January 31, 2008, the distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.17%, 0.90% and 2.13%, respectively, for the period ended March 31, 2008.
(g)	Not annualized.

See Notes to Financial Statements.

76	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2007(a)	2006(a)	2005(a)	2004(a)	2003(a)

$14.17	$14.00	$12.83	$11.47	$9.60

.29	.28	.21	.14	.12
1.25	.79	1.12	1.31	1.96

1.54	1.07	1.33	1.45	2.08

(.30)	(.22)	(.16)	(.09)	(.21)
(.79)	(.68)	—	—	—

(1.09)	(.90)	(.16)	(.09)	(.21)

$14.62	$14.17	$14.00	$12.83	$11.47

11.34%	7.98%	10.41%	12.68%	21.91%

$436,337	$415,486	$424,341	$425,614	$410,597
$430,168	$415,508	$428,897	$429,046	$385,242

1.10%	1.08%	1.09%	1.07%	1.11%
.85%	.83%	.84%	.82%	.86%
2.00%	2.05%	1.52%	1.13%	1.12%

226%	152%	119%	170%	212%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	77

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.57

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(1.24)

Total from investment operations	(1.15)

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(1.06)

Total distributions	(1.26)

Net asset value, end of period	$12.16

Total Return(b):	(8.35)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,744
Average net assets (000)	$42,489
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.88	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)(e)
Net investment income	1.41	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(d)	Annualized.
(e)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.90%, 0.90% and 1.39%, respectively, for the period ended March 31, 2008.

See Notes to Financial Statements.

78	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2007(a)	2006(a)	2005(a)	2004(a)	2003(a)

$14.11	$13.94	$12.78	$11.42	$9.56

.18	.18	.11	.05	.04
1.26	.78	1.10	1.31	1.95

1.44	.96	1.21	1.36	1.99

(.19)	(.11)	(.05)	—	(.13)
(.79)	(.68)	—	—	—

(.98)	(.79)	(.05)	—	(.13)

$14.57	$14.11	$13.94	$12.78	$11.42

10.58%	7.14%	9.50%	11.91%	20.96%

$46,486	$52,601	$73,983	$94,667	$104,308
$50,122	$64,048	$88,854	$104,847	$113,112

1.85%	1.83%	1.84%	1.82%	1.86%
.85%	.83%	.84%	.82%	.86%
1.25%	1.29%	.77%	.38%	.38%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	79

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.57

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(1.24)

Total from investment operations	(1.15)

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(1.06)

Total distributions	(1.26)

Net asset value, end of period	$12.16

Total Return(b):	(8.35)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,269
Average net assets (000)	$22,895
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.88	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)(e)
Net investment income	1.41	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(d)	Annualized.
(e)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.90%, 0.90% and 1.39%, respectively, for the period ended March 31, 2008.

See Notes to Financial Statements.

80	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2007(a)	2006(a)	2005(a)	2004(a)	2003(a)

$14.11	$13.95	$12.78	$11.42	$9.56

.17	.18	.11	.05	.04
1.27	.77	1.11	1.31	1.95

1.44	.95	1.22	1.36	1.99

(.19)	(.11)	(.05)	—	(.13)
(.79)	(.68)	—	—	—

(.98)	(.79)	(.05)	—	(.13)

$14.57	$14.11	$13.95	$12.78	$11.42

10.58%	7.14%	9.50%	11.91%	20.96%

$25,379	$13,287	$13,500	$14,357	$12,655
$19,954	$13,413	$14,221	$13,380	$12,132

1.85%	1.83%	1.84%	1.82%	1.86%
.85%	.83%	.84%	.82%	.86%
1.21%	1.30%	.78%	.38%	.37%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	81

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended March 31, 2008(a)		March 26, 2007(a) Through September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.62		$14.13

Loss from investment operations
Net investment income	.13		.12
Net realized and unrealized gain (loss) on investment transactions	(1.25)		.37

Total from investment operations	(1.12)		.49

Less Distributions
Dividends from net investment income	(.26)		—
Distributions from net realized gains	(1.06)		—

Total distributions	(1.32)		—

Net asset value, end of period	$12.18		$14.62

Total Return(c):	(8.11)%		3.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,955		$11,874
Average net assets (000)	$10,917		$11,940
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.38	%(e)(f)	1.35	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)(f)	.85	%(e)
Net investment income	1.91	%(e)(f)	1.62	%(e)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(e)	Annualized.
(f)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class L. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.40%, 0.90% and 1.89%, respectively, for the period ended March 31, 2008.

See Notes to Financial Statements.

82	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended March 31, 2008(a)		March 26, 2007(a) Through September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.57		$14.12

Loss from investment operations
Net investment income	.09		.08
Net realized and unrealized gain (loss) on investment transactions	(1.24)		.37

Total from investment operations	(1.15)		.45

Less Distributions
Dividends from net investment income	(.20)		—
Distributions from net realized gains	(1.06)		—

Total distributions	(1.26)		—

Net asset value, end of period	$12.16		$14.57

Total Return(c):	(8.35)%		3.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,468		$25,279
Average net assets (000)	$19,926		$29,898
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.88	%(e)(f)	1.85	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)(f)	.85	%(e)
Net investment income	1.40	%(e)(f)	1.08	%(e)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(e)	Annualized.
(f)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class M. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.90%, 0.90% and 1.38%, respectively, for the period ended March 31, 2008.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	83

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended March 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.62

Income from investment operations
Net investment income	.13
Net realized and unrealized (loss) on investment transactions	(1.25)

Total from investment operations	(1.12)

Less Distributions
Dividends from net investment income	(.26)
Distributions from net realized gains	(1.06)

Total distributions	(1.32)

Net asset value, end of period	$12.18

Total Return(c):	(8.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$974
Average net assets (000)	$1,041
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.38	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.88	%(f)(g)
Net investment income	1.91	%(f)(g)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(e)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.
(f)	Annualized.
(g)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class R. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.40%, 0.90% and 1.89%, respectively, for the period ended March 31, 2008.

See Notes to Financial Statements.

84	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30,		December 17, 2004(a) Through September 30, 2005(b)
2007(b)	2006(b)

$14.16	$14.00	$13.53

.25	.24	.12
1.27	.78	.35

1.52	1.02	.47

(.27)	(.18)	—
(.79)	(.68)	—

(1.06)	(.86)	—

$14.62	$14.16	$14.00

11.13%	7.70%	3.40%

$1,181	$1,015	$3
$1,105	$293	$2

1.35%	1.33%	1.34	%(f)
.85%	.83%	.84	%(f)
1.76%	1.94%	1.48	%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	85

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended March 31, 2008(a)		March 26, 2007(a) Through September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.57		$14.12

Loss from investment operations
Net investment income	.09		.08
Net realized and unrealized gain (loss) on investment transactions	(1.24)		.37

Total from investment operations	(1.15)		.45

Less Distributions
Dividends from net investment income	(.20)		—
Distributions from net realized gains	(1.06)		—

Total distributions	(1.26)		—

Net asset value, end of period	$12.16		$14.57

Total Return(c):	(8.35)%		3.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,702		$7,157
Average net assets (000)	$6,503		$7,694
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.88	%(e)(f)	1.85	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)(f)	.85	%(e)
Net investment income	1.41	%(e)(f)	1.09	%(e)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(e)	Annualized.
(f)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class X. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.90%, 0.90% and 1.39%, respectively, for the period ended March 31, 2008.

See Notes to Financial Statements.

86	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.71

Income (loss) from investment operations
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	(1.25)

Total from investment operations	(1.09)

Less Distributions
Dividends from net investment income	(.34)
Distributions from net realized gains	(1.06)

Total distributions	(1.40)

Net asset value, end of period	$12.22

Total Return(b):	(7.90)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$137,598
Average net assets (000)	$148,143
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.88	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)(e)
Net investment income	2.42	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(d)	Annualized.
(e)	As of March 23, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) to 0.86% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 0.90%, 0.90% and 2.40%, respectively, for the period ended March 31, 2008.

See Notes to Financial Statements.

88	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2007(a)	2006(a)	2005(a)	2004(a)	2003(a)

$14.25	$14.08	$12.90	$11.53	$9.66

.32	.32	.24	.17	.14
1.27	.78	1.13	1.32	1.97

1.59	1.10	1.37	1.49	2.11

(.34)	(.25)	(.19)	(.12)	(.24)
(.79)	(.68)	—	—	—

(1.13)	(.93)	(.19)	(.12)	(.24)

$14.71	$14.25	$14.08	$12.90	$11.53

11.64%	8.29%	10.63%	12.96%	22.11%

$156,599	$164,649	$173,188	$169,725	$167,039
$163,110	$168,165	$176,256	$171,470	$172,708

.85%	.83%	.84%	.82%	.86%
.85%	.83%	.84%	.82%	.86%
2.25%	2.30%	1.76%	1.38%	1.36%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	89

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc. Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102 Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Active Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Active Allocation Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PIBAX	PBFBX	PABCX	DAACL	DAACM	PALRX	DAACX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E586	74437E578	74437E636	74437E560	74437E859

MF185E2     IFS-A148077    Ed. 05/2008

MARCH 31, 2008	SEMIANNUAL REPORT

Jennison Growth Fund

FUND TYPE

Medium- to large- capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Growth Fund

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Growth Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.08%; Class B, 1.80%; Class C, 1.80%; Class R, 1.55%; Class Z, 0.80%. Net operating expenses apply to: Class A, 1.06%; Class B, 1.80%; Class C, 1.80%; Class R, 1.30%; Class Z, 0.80%, after contractual reduction through 1/31/2008 for Class A shares and 1/31/2009 for Class R shares.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–10.76%	–2.22%	65.75%	26.42%	—
Class B	–11.13	–2.97	59.67	17.33	—
Class C	–11.13	–2.97	59.67	17.33	—
Class R	–10.83	–2.47	N/A	N/A	15.50% (12/17/04)
Class Z	–10.61	–2.01	67.88	29.70	—
Russell 1000® Growth Index[2]	–10.87	–0.75	60.75	13.56	**
S&P 500 Index[3]	–12.46	–5.08	70.91	41.12	***
Lipper Large-Cap Growth Funds Avg.[4]	–11.66	–0.12	56.69	27.89	****

Average Annual Total Returns[5] as of 3/31/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–7.60%	9.39%	1.79%	—
Class B		–7.82	9.67	1.61	—
Class C		–3.94	9.81	1.61	—
Class R		–2.47	N/A	N/A	4.48% (12/17/04)
Class Z		–2.01	10.92	2.63	—
Russell 1000® Growth Index[2]		–0.75	9.96	1.28	**
S&P 500 Index[3]		–5.08	11.32	3.50	***
Lipper Large-Cap Growth Funds Avg.[4]		–0.12	9.31	2.29	****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 15.31% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is 4.48% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total return is 16.03% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 4.68% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return is 13.60% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 3.93% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/08 (excluding short-term investments)
Gilead Sciences, Inc., Biotechnology	5.0%
Google, Inc. (Class A Stock), Internet Software & Services	3.5
Monsanto Co., Chemicals	3.2
Microsoft Corp., Software	3.2
Research in Motion Ltd., Communications Equipment	3.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/08 (excluding short-term investments)
Pharmaceuticals	11.7%
Communications Equipment	9.4
Biotechnology	7.4
Healthcare Equipment & Supplies	6.1
Software	4.9

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Growth Fund		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$892.40	1.06%	$5.01
	Hypothetical	$1,000.00	$1,019.70	1.06%	$5.35

Class B	Actual	$1,000.00	$888.70	1.80%	$8.50
	Hypothetical	$1,000.00	$1,016.00	1.80%	$9.07

Class C	Actual	$1,000.00	$888.70	1.80%	$8.50
	Hypothetical	$1,000.00	$1,016.00	1.80%	$9.07

Class R	Actual	$1,000.00	$891.70	1.30%	$6.15
	Hypothetical	$1,000.00	$1,018.50	1.30%	$6.56

Class Z	Actual	$1,000.00	$893.90	0.80%	$3.79
	Hypothetical	$1,000.00	$1,021.00	0.80%	$4.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS

Aerospace & Defense 3.3%
485,200	Raytheon Co.(b)	$31,348,772
714,300	United Technologies Corp.	49,158,126

		80,506,898

Beverages 3.6%
846,000	Coca-Cola Co. (The)	51,496,020
514,900	PepsiCo, Inc.(b)	37,175,780

		88,671,800

Biotechnology 7.4%
748,100	Genentech, Inc.(a)	60,730,758
2,384,700	Gilead Sciences, Inc.(a)	122,883,591

		183,614,349

Capital Markets 4.6%
2,293,400	Charles Schwab Corp. (The)(b)	43,184,722
150,300	Goldman Sachs Group, Inc. (The)	24,858,117
706,300	Lazard Ltd. (Class A Stock)(b)	26,980,660
433,700	Merrill Lynch & Co., Inc.(b)	17,668,938

		112,692,437

Chemicals 3.2%
715,700	Monsanto Co.(b)	79,800,550

Communications Equipment 9.4%
3,031,900	Cisco Systems, Inc.(a)	73,038,471
1,130,900	Nokia Oyj, ADR (Finland)	35,996,547
1,182,500	QUALCOMM, Inc.	48,482,500
678,900	Research In Motion Ltd.(a)	76,192,947

		233,710,465

Computers & Peripherals 4.5%
345,400	Apple, Inc.(a)	49,564,900
1,335,200	Hewlett-Packard Co.(b)	60,965,232

		110,530,132

Diversified Consumer Services 1.5%
614,800	Visa, Inc. (Class A Stock)(a)	38,338,928

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services 0.9%
357,900	NYSE Euronext	$22,086,009

Electrical Equipment 1.0%
903,700	ABB Ltd., ADR (Switzerland)	24,327,604

Energy Equipment & Services 3.8%
183,900	First Solar, Inc.(a)	42,506,646
591,300	Schlumberger Ltd.(b)	51,443,100

		93,949,746

Food & Staples Retailing 4.1%
572,300	Costco Wholesale Corp.(b)	37,182,331
976,800	CVS/Caremark Corp.	39,570,168
744,000	Whole Foods Market, Inc.(b)	24,529,680

		101,282,179

Healthcare Equipment & Supplies 6.1%
371,100	Alcon, Inc.	52,788,975
829,500	Baxter International, Inc.	47,961,690
272,400	Holologic, Inc.(a)(b)	15,145,440
832,300	St. Jude Medical, Inc.(a)	35,947,037

		151,843,142

Hotels, Restaurants & Leisure 1.9%
148,000	Las Vegas Sands Corp.(a)(b)	10,898,720
1,073,800	Marriott International, Inc. (Class A Stock)(b)	36,895,768

		47,794,488

Household Products 2.2%
691,600	Colgate-Palmolive Co.	53,882,556

Industrial Conglomerates 2.5%
1,319,100	General Electric Co.(b)	48,819,891
194,600	Veolia Environment, ADR (France)(b)	13,608,378

		62,428,269

Internet & Catalog Retail 1.8%
611,200	Amazon.com, Inc.(a)(b)	43,578,560

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 4.5%
861,100	Akamai Technologies, Inc.(a)(b)	$24,248,576
196,800	Google, Inc. (Class A Stock)(a)	86,684,496

		110,933,072

IT Services 1.3%
886,200	Infosys Technologies Ltd., ADR (India)(b)	31,699,374

Life Sciences, Tools & Services 2.0%
863,600	Thermo Fisher Scientific, Inc.(a)	49,087,024

Media 4.0%
2,128,200	News Corp. (Class A Stock)(b)	39,903,750
1,890,000	Disney (Walt) Co.(The)(b)	59,308,200

		99,211,950

Multiline Retail 0.5%
915,000	Saks, Inc.(a)(b)	11,410,050

Oil, Gas & Consumable Fuels 3.6%
784,100	Marathon Oil Corp.	35,754,960
457,700	Occidental Petroleum Corp.	33,489,909
599,900	Southwestern Energy Co.(a)(b)	20,210,631

		89,455,500

Pharmaceuticals 11.7%
1,247,600	Abbott Laboratories	68,805,140
714,800	Elan Corp. PLC, ADR (Ireland)(a)(b)	14,910,728
1,037,700	Merck & Co., Inc.	39,380,715
1,182,100	Mylan Laboratories, Inc.(b)	13,712,360
573,400	Roche Holding AG, ADR (Switzerland)	54,100,290
1,395,500	Schering-Plough Corp.	20,109,155
1,067,200	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	49,293,968
716,200	Wyeth	29,908,512

		290,220,868

Software 4.9%
1,208,500	Adobe Systems, Inc.(a)	43,010,515
2,791,100	Microsoft Corp.	79,211,418

		122,221,933

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 2.7%
678,400	Coach, Inc.(a)(b)	$20,453,760
664,800	Nike, Inc. (Class B Stock)(b)	45,206,400

		65,660,160

	TOTAL LONG-TERM INVESTMENTS (cost $1,900,629,659)	2,398,938,043

SHORT-TERM INVESTMENT 21.3%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
525,670,211	(cost $525,670,211; includes $462,753,744 of cash collateral received from securities on loan)(c)(d)	525,670,211

	TOTAL INVESTMENTS 118.3% (cost $2,426,299,870; Note 5)	2,924,608,254
	Liabilities in excess of other assets (18.3%)	(452,917,270)

	NET ASSETS 100%	$2,471,690,984

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $452,274,675; cash collateral of $462,753,744 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

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The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 18.7% of collateral received for securities on loan)	21.3%
Pharmaceuticals	11.7
Communications Equipment	9.4
Biotechnology	7.4
Healthcare Equipment & Supplies	6.1
Software	4.9
Capital Markets	4.6
Computers & Peripherals	4.5
Internet Software Services	4.5
Food & Staples Retailing	4.1
Media	4.0
Energy Equipment & Services	3.8
Beverages	3.6
Oil, Gas & Consumable Fuels	3.6
Aerospace & Defense	3.3
Chemicals	3.2
Textiles, Apparel & Luxury Goods	2.7
Industrial Conglomerates	2.5
Household Products	2.2
Life Sciences Tools & Services	2.0
Hotels, Restaurants & Leisure	1.9
Internet & Catalog Retail	1.8
Diversified Consumer Services	1.5
IT Services	1.3
Electrical Equipment	1.0
Diversified Financial Services	0.9
Multiline Retail	0.5

118.3
Liabilities in excess of other assets	(18.3)

100.0%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	11

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $452,274,675:
Unaffiliated investments (cost $1,900,629,659)	$2,398,938,043
Affiliated investments (cost $ 525,670,211)	525,670,211
Cash	68,751
Receivable for investments sold	22,378,511
Dividends receivable	3,119,485
Receivable for Series shares sold	1,257,287
Foreign tax reclaim receivable	646,747
Prepaid expenses	20,577

Total assets	2,952,099,612

Liabilities
Payable to broker for collateral for securities on loan	462,753,744
Payable for investments purchased	9,967,404
Payable for Series shares reacquired	4,316,248
Management fee payable	1,198,367
Accrued expenses	908,209
Affiliated transfer agent fee payable	763,938
Distribution fee payable	491,873
Deferred directors’ fees	8,845

Total liabilities	480,408,628

Net Assets	$2,471,690,984

Net assets were comprised of:
Common stock, at par	$151,341
Paid-in capital in excess of par	3,280,671,579

3,280,822,920
Distributions in excess of net investment income	(178,789)
Accumulated net realized loss on investments and foreign currency transactions	(1,307,261,531)
Net unrealized appreciation on investments and foreign currencies	498,308,384

Net assets, March 31, 2008	$2,471,690,984

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,309,219,452 ÷ 80,514,200 shares of common stock issued and outstanding)	$16.26
Maximum sales charge (5.50% of offering price)	.95

Maximum offering price to public	$17.21

Class B
Net asset value, offering price and redemption price per share ($117,512,978 ÷ 7,997,563 shares of common stock issued and outstanding)	$14.69

Class C
Net asset value, offering price and redemption price per share ($67,523,911 ÷ 4,595,127 shares of common stock issued and outstanding)	$14.69

Class R
Net asset value, offering price and redemption price per share ($3,006,897 ÷ 200,722 shares of common stock issued and outstanding)	$14.98

Class Z
Net asset value, offering price and redemption price per share ($974,427,746 ÷ 58,033,052 shares of common stock issued and outstanding)	$16.79

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	13

Statement of Operations

Six Months Ended March 31, 2008 (Uaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $353,602)	$12,278,069
Affiliated dividend income	796,751
Affiliated income from securities loaned, net	1,196,658

Total income	14,271,478

Expenses
Management fee	7,902,071
Distribution fee—Class A	1,933,839
Distribution fee—Class B	726,445
Distribution fee—Class C	374,915
Distribution fee—Class R	7,580
Transfer agent’s fee and expenses (including affiliated expense of $1,225,600)	2,577,000
Custodian’s fees and expenses	147,000
Reports to shareholders	123,000
Registration fees	48,000
Directors’ fees	40,000
Insurance	31,000
Legal fees and expenses	13,000
Interest Expense	10,774
Audit fee	10,000
Loan interest expense (Note 7)	9,164
Commitment fees	4,000
Miscellaneous	7,456

Total expenses	13,965,244

Net investment income	306,234

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	77,158,775
Foreign currency transactions	(105,867)

77,052,908

Net change in unrealized appreciation (depreciation) on:
Investments	(383,049,289)
Foreign currencies	(685)

(383,049,974)

Net loss on investments and foreign currencies	(305,997,066)

Net Decrease In Net Assets Resulting From Operations	$(305,690,832)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$306,234	$598,765
Net realized gain on investment and foreign currency transactions	77,052,908	246,503,341
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(383,049,974)	176,660,577

Net increase (decrease) in net assets resulting from operations	(305,690,832)	423,762,683

Dividends (Note 1)
Dividends from net investment income:
Class Z	(993,817)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	222,362,501	446,836,180
Net asset value of shares issued in reinvestment of dividends	991,311	—
Cost of shares reacquired	(357,240,700)	(949,542,407)

Net decrease in net assets from Series share transactions	(133,886,888)	(502,706,227)

Total decrease	(440,571,537)	(78,943,544)

Net Assets
Beginning of period	2,912,262,521	2,991,206,065

End of period	$2,471,690,984	$2,912,262,521

(a) Includes undistributed net investment income of:	$—	$508,794

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	15

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Growth Fund (the “Series”), Jennison Equity Opportunity Fund and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to the Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the

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securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2008, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), realized and unrealized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Company’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually. Distributions of net realized capital and currency

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gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In the connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .600 of 1% of the Series’ average daily net assets up to $300 million, .575 of 1% of the next $2.7 billion and .550 of 1% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .58 of 1% of the Series’ average daily net assets for the six months ended March 31, 2008.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares through January 31, 2008 and .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received approximately $177,800 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2008, it received approximately $800, $90,200 and $2,200 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wachovia Securities, LLC (“Wachovia”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2008, the Series incurred approximately $830,900

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in total networking fees, of which $177,900 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2008, PIM has been compensated approximately $512,900 for these services.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2008 were $1,214,189,272 and $1,397,123,471, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and net unrealized appreciation as of March 31, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,457,119,537	$576,610,402	$(109,121,685)	$467,488,717

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2007 of approximately $1,363,266,000 of which $467,648,000 expires in 2010, $827,428,000 expires in 2011 and $68,190,000 expires in 2012. In addition, the Series utilized approximately $245,932,000 of its prior year capital loss carryforward to offset net taxable gains realized in the fiscal six months ended March 31, 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Series has elected to treat post-October currency losses of approximately $53,000 incurred in the eleven months ended September 30, 2007 as having been incurred in the next fiscal year.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 6.25 billion shares of $.001 par value common stock of the Company authorized which are divided into six series. There are 1.25 billion shares authorized for the Series. Class A, Class B, Class C, Class R and Class Z shares each consist of 208,333,333 million authorized shares. The Series also may offer Class I shares, of which 208,333,333 million shares are authorized, but none are currently issued and outstanding. As of March 31, 2008, Prudential Investments Fund Management LLC owned 193 shares of Class R shares of the Series.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2008:
Shares sold	5,021,405	$87,065,591
Shares reacquired	(11,718,097)	(202,716,683)

Net increase (decrease) in shares outstanding before conversion	(6,696,692)	(115,651,092)
Shares issued upon conversion from Class B	1,225,403	20,843,634

Net increase (decrease) in shares outstanding	(5,471,289)	$(94,807,458)

Year ended September 30, 2007:
Shares sold	13,061,643	$218,632,010
Shares reacquired	(25,026,922)	(421,829,141)

Net increase (decrease) in shares outstanding before conversion	(11,965,279)	(203,197,131)
Shares issued upon conversion from Class B	4,065,889	68,561,673

Net increase (decrease) in shares outstanding	(7,899,390)	$(134,635,458)

Class B
Six months ended March 31, 2008:
Shares sold	263,666	$4,173,417
Shares reacquired	(788,640)	(12,432,789)

Net increase (decrease) in shares outstanding before conversion	(524,974)	(8,259,372)
Shares reacquired upon conversion into Class A	(1,354,561)	(20,843,634)

Net increase (decrease) in shares outstanding	(1,879,535)	$(29,103,006)

Year ended September 30, 2007:
Shares sold	662,314	$10,108,923
Shares reacquired	(3,230,934)	(49,345,343)

Net increase (decrease) in shares outstanding before conversion	(2,568,620)	(39,236,420)
Shares reacquired upon conversion into Class A	(4,468,126)	(68,561,673)

Net increase (decrease) in shares outstanding	(7,036,746)	$(107,798,093)

Class C
Six months ended March 31, 2008:
Shares sold	366,913	$5,937,761
Shares reacquired	(508,270)	(7,957,121)

Net increase (decrease) in shares outstanding	(141,357)	$(2,019,360)

Year ended September 30, 2007:
Shares sold	626,438	$9,575,189
Shares reacquired	(1,652,887)	(25,246,555)

Net increase (decrease) in shares outstanding	(1,026,449)	$(15,671,366)

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended March 31, 2008:
Shares sold	46,037	$738,651
Shares reacquired	(22,496)	(356,201)

Net increase (decrease) in shares outstanding	23,541	$382,450

Year ended September 30, 2007:
Shares sold	185,676	$2,859,896
Shares reacquired	(20,780)	(322,654)

Net increase (decrease) in shares outstanding	164,896	$2,537,242

Class Z
Six months ended March 31, 2008
Shares sold	6,926,306	$124,447,081
Shares issued in reinvestment of dividends	52,257	991,311
Shares reacquired	(7,495,005)	(133,777,906)

Net increase (decrease) in shares outstanding	(516,442)	$(8,339,514)

Year ended September 30, 2007:
Shares sold	11,845,817	$205,660,162
Shares reacquired	(26,032,192)	(452,798,714)

Net increase (decrease) in shares outstanding	(14,186,375)	$(247,138,552)

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series utilized the line of credit during the six months ended March 31, 2008. The average daily balance for the 12 days the Series had an outstanding balance was approximately $5,692,000 at a weighted average interest rate of approximately 4.83%.

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Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.22

Income (loss) from investment operations:
Net investment income (loss)	—	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.96)

Total from investment operations	(1.96)

Net asset value, end of period	$16.26

Total Return(c):	(10.76)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,309,219
Average net assets (000)	$1,460,416
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(d)	1.06	%(g)
Expenses, excluding distribution and service (12b-1) fees	.80	%(g)
Net investment income (loss)	(.02	)%(g)
Portfolio turnover rate	44	%(h)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service 12b-1 fees to .25 of 1% of the average daily net assets of the Class A shares through January 31, 2008.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Less than .005%
(g)	Annualized.
(h)	Not annualized

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2007		2006	2005	2004	2003

$15.78		$15.31	$12.84	$11.77	$9.73

—	(b)	(.03)	.01	(.04)	(.02)
2.44		.50	2.46	1.11	2.06

2.44		.47	2.47	1.07	2.04

$18.22		$15.78	$15.31	$12.84	$11.77

15.46%		3.07%	19.24%	9.09%	20.97%

$1,566,814		$1,481,913	$1,348,039	$1,200,078	$1,134,839
$1,525,634		$1,393,481	$1,258,500	$1,237,249	$1,034,231

1.02%		1.04%	1.06%	1.05%	1.17%
.77%		.79%	.81%	.80%	.92%
—	%(f)	(.18)%	.04%	(.27)%	(.21)%
63%		72%	57%	68%	64%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.53

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.78)

Total from investment operations	(1.84)

Net asset value, end of period	$14.69

Total Return(b):	(11.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$117,513
Average net assets (000)	$145,282
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.80	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment loss	(.75	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2007	2006	2005	2004	2003

$14.42	$14.09	$11.90	$11.00	$9.16

(.12)	(.13)	(.09)	(.12)	(.10)
2.23	.46	2.28	1.02	1.94

2.11	.33	2.19	.90	1.84

$16.53	$14.42	$14.09	$11.90	$11.00

14.63%	2.34%	18.40%	8.18%	20.09%

$163,232	$243,951	$371,561	$481,876	$565,727
$205,950	$322,042	$439,078	$560,217	$602,105

1.77%	1.79%	1.81%	1.80%	1.92%
.77%	.79%	.81%	.80%	.92%
(.75)%	(.91)%	(.66)%	(1.02)%	(.95)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.53

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.78)

Total from investment operations	(1.84)

Net asset value, end of period	$14.69

Total Return(b):	(11.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$67,524
Average net assets (000)	$74,979
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.80	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80	%(d)
Net investment loss	(.75	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2007	2006	2005	2004	2003

$14.42	$14.09	$11.90	$11.00	$9.16

(.12)	(.14)	(.08)	(.12)	(.10)
2.23	.47	2.27	1.02	1.94

2.11	.33	2.19	.90	1.84

$16.53	$14.42	$14.09	$11.90	$11.00

14.63%	2.34%	18.40%	8.18%	20.09%

$78,280	$83,123	$86,198	$96,253	$106,850
$79,797	$87,385	$91,313	$107,401	$105,518

1.77%	1.79%	1.81%	1.80%	1.92%
.77%	.79%	.81%	.80%	.92%
(.75)%	(.99)%	(.61)%	(1.02)%	(.96)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended March 31, 2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$16.80

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	(1.80)

Total from investment operations	(1.82)

Net asset value, end of period	$14.98

Total Return(c):	(10.83)%
Ratios/Supplemental Data:
Net assets, end of period	$3,007
Average net assets	$3,032
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.30	%(g)
Expenses, excluding distribution and service (12b-1) fees	.80	%(g)
Net investment loss	(.25	)%(g)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	The distributor of the Series has contractually agreed to limit its distribution and service 12b-1 fees to .50 of 1% of the average daily net assets of the Class R shares.
(g)	Annualized

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30,		December 17, 2004(a) Through September 30, 2005
2007	2006

$14.59	$14.15	$12.97

(.03)	(.06)	(.05)
2.24	.50	1.23

2.21	.44	1.18

$16.80	$14.59	$14.15

15.15%	3.11%	9.10%

$2,977	$179,270 (d)	$2,727	(d)
$1,849	$54,657 (d)	$2,528	(d)

1.27%	1.29%	1.31	%(g)
.77%	.79%	.81	%(g)
(.20)%	(.47)%	(.52	)%(g)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.80

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.01)

Total from investment operations	(1.99)

Less Dividends:
Dividends from net investment income	(.02)

Net asset value, end of period	$16.79

Total Return(c):	(10.61)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$974,428
Average net assets (000)	$1,051,654
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.80	%(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)
Net investment income (loss)	.25	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2007	2006	2005	2004	2003

$16.25	$15.72	$13.15	$12.03	$9.92

.04	.01	.04	— (b)	— (b)
2.51	.52	2.53	1.12	2.11

2.55	.53	2.57	1.12	2.11

—	—	—	—	—

$18.80	$16.25	$15.72	$13.15	$12.03

15.69%	3.37%	19.54%	9.31%	21.27%

$1,100,959	$1,182,040	$1,393,365	$1,274,544	$1,360,076
$1,134,856	$1,305,889	$1,324,754	$1,441,730	$1,226,178

.77%	.79%	.81%	.80%	.92%
.77%	.79%	.81%	.80%	.92%
.25%	.08%	.28%	(.02)%	.03%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	JGRCR	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    IFS-A148144    Ed. 05/2008

MARCH 31, 2008	SEMIANNUAL REPORT

Jennison Equity Opportunity Fund

FUND TYPE

Small-, mid-, and large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Opportunity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.16%; Class B, 1.85%; Class C, 1.85%; Class R, 1.60%; Class Z, 0.85%. Net operating expenses apply to: Class A, 1.11%; Class B, 1.85%; Class C, 1.85%; Class R, 1.35%; Class Z, 0.85%, after contractual reduction through 1/31/2008 for Class A shares and 1/31/2009 for Class R shares.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–14.42%	–9.93%	81.96%	134.72%	—
Class B	–14.80	–10.66	75.37	117.82	—
Class C	–14.72	–10.59	75.52	118.01	—
Class R	–14.56	–10.14	N/A	N/A	16.40% (12/17/04)
Class Z	–14.31	–9.75	84.21	140.18	—
S&P 500 Index[2]	–12.46	–5.08	70.91	41.12	**
Lipper Multi-Cap Core Funds Avg.[3]	–12.40	–5.57	75.95	64.34	***

Average Annual Total Returns[4] as of 3/31/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–14.89%	11.45%	8.29%	—
Class B		–14.35	11.76	8.10	—
Class C		–11.32	11.91	8.11	—
Class R		–10.14	N/A	N/A	4.73% (12/17/04)
Class Z		–9.75	13.00	9.16	—
S&P 500 Index[2]		–5.08	11.32	3.50	**
Lipper Multi-Cap Core Funds Avg.[3]		–5.57	11.76	4.60	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total return is 16.03% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 4.68% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total return is 16.32% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 4.64% for Class R.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/08
Allied Waste Industries, Inc., Commercial Services & Supplies	2.6%
Wyeth, Pharmaceuticals	2.4
Abbott Laboratories, Pharmaceuticals	2.0
Microsoft Corp., Software	2.0
H&R Block, Inc., Diversified Consumer Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/08
Pharmaceuticals	11.8%
Media	9.2
Software	7.1
Oil, Gas & Consumable Fuels	7.1
Capital Markets	6.2

Industry weightings reflect only long-term investments and are subject to change.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

4	Visit our website at www.jennisondryden.com

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$855.80	1.11%	$5.15
	Hypothetical	$1,000.00	$1,019.45	1.11%	$5.60

Class B	Actual	$1,000.00	$852.00	1.85%	$8.57
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class C	Actual	$1,000.00	$852.80	1.85%	$8.57
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class R	Actual	$1,000.00	$854.40	1.35%	$6.26
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

Class Z	Actual	$1,000.00	$856.90	0.85%	$3.95
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	5

Portfolio of Investments

as of March 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS 98.3%

Aerospace & Defense 0.8%
62,300	Honeywell International, Inc.	$3,514,966

Airlines 1.5%
664,600	JetBlue Airways Corp.(a)(b)	3,854,680
274,900	Northwest Airlines Corp.(a)(b)	2,471,351

		6,326,031

Biotechnology 1.2%
124,100	Amgen, Inc.(a)	5,184,898

Capital Markets 6.2%
112,704	Bank of New York Mellon Corp. (The)	4,703,138
451,000	Charles Schwab Corp. (The)	8,492,330
96,000	Eaton Vance Corp.	2,928,960
132,400	Lazard Ltd., “Class A”(b)	5,057,680
136,100	Merrill Lynch & Co., Inc.(b)	5,544,714

		26,726,822

Chemicals 3.0%
181,100	E.I. du Pont de Nemours & Co.(b)	8,468,236
218,500	Nalco Holding Co.(b)	4,621,275

		13,089,511

Commercial Banks 1.3%
868,565	Royal Bank of Scotland Group PLC (United Kingdom)	5,813,475

Commercial Services & Supplies 5.9%
1,040,500	Allied Waste Industries, Inc.(a)	11,247,805
83,800	Manpower, Inc.	4,714,588
425,600	RSC Holdings, Inc.(a)(b)	4,639,040
149,700	Waste Management, Inc.	5,023,932

		25,625,365

Communications Equipment 3.0%
376,200	Motorola, Inc.(b)	3,498,660
160,400	Nokia OYJ, ADR (Finland)	5,105,532
108,100	QUALCOMM, Inc.	4,432,100

		13,036,292

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals 0.8%
95,600	Diebold, Inc.	$3,589,780

Consumer Finance 1.3%
376,700	SLM Corp.(b)	5,782,345

Containers & Packaging 1.7%
947,600	Smurfit-Stone Container Corp.(a)(b)	7,296,520

Diversified Consumer Services 3.5%
189,300	Career Education Corp.(a)(b)	2,407,896
417,300	H&R Block, Inc.(b)	8,663,148
85,900	Weight Watchers International, Inc.	3,979,747

		15,050,791

Diversified Financial Services 0.6%
	KKR Private Equity Investors LP, RDU, Private Placement, 144A
196,300	(original cost $4,892,132; purchased 05/03/06 - 05/05/06)(e)(f)	2,424,305

Electronic Equipment & Instruments 1.0%
105,300	Sony Corp., ADR (Japan)	4,219,371

Energy Equipment & Services 1.7%
53,500	Exterran Holdings, Inc.(a)(b)	3,452,890
46,700	Schlumberger Ltd.	4,062,900

		7,515,790

Food & Staples Retailing 3.5%
272,600	Kroger Co. (The)	6,924,040
154,400	Wal-Mart Stores, Inc.(b)	8,133,792

		15,057,832

Food Products 3.5%
646,000	Cadbury Schweppes PLC (United Kingdom)	7,096,295
339,500	ConAgra Foods, Inc.	8,131,025

		15,227,320

Hotels, Restaurants & Leisure 1.0%
335,400	Pinnacle Entertainment, Inc.(a)(b)	4,293,120

Household Durables 1.7%
219,600	Ryland Group, Inc.	7,222,644

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Products 1.3%
86,200	Kimberly-Clark Corp.	$5,564,210

Independent Power Producers & Energy Traders 1.5%
164,200	NRG Energy, Inc.(a)(b)	6,402,158

Insurance 4.3%
98,300	American International Group, Inc.(b)	4,251,475
91,900	Axis Capital Holdings Ltd.	3,122,762
142,000	StanCorp Financial Group, Inc.	6,774,820
9,418	White Mountains Insurance Group Ltd.	4,520,640

		18,669,697
Internet & Catalog Retail 1.5%
317,300	IAC/InterActiveCorp.(a)	6,587,148

IT Services 1.2%
110,400	CACI International, Inc., “Class A”(a)(b)	5,028,720

Machinery 4.4%
158,900	Actuant Corp., “Class A”(b)	4,800,369
154,100	Dover Corp.(b)	6,438,298
98,800	IDEX Corp.	3,032,172
87,600	Nordson Corp.(b)	4,717,260

		18,988,099

Media 9.2%
322,900	Comcast Corp., “Class A”(a)	6,125,413
228,900	Discovery Holding Co., “Class A”(a)(b)	4,857,258
127,537	Liberty Global, Inc., “Series C”(a)	4,142,402
607,800	Pearson PLC (United Kingdom)	8,220,686
591,600	Radio One, Inc., “Class D”(a)(b)	899,232
199,643	Viacom, Inc., “Class B”(a)	7,909,855
669,200	Warner Music Group Corp.	3,332,616
370,400	XM Satellite Radio Holdings, Inc., “Class A”(a)(b)	4,304,048

		39,791,510

Metals & Mining 1.3%
114,400	Peabody Energy Corp.(b)	5,834,400

Oil, Gas & Consumable Fuels 7.1%
180,000	Marathon Oil Corp.	8,208,000
156,400	Newfield Exploration Co.(a)	8,265,740

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
110,800	Occidental Petroleum Corp.	$8,107,236
341,000	Talisman Energy, Inc.	6,035,700

		30,616,676

Paper & Forest Products 1.2%
731,500	Domtar Corp.(a)(b)	4,996,145

Pharmaceuticals 10.6%
158,700	Abbott Laboratories	8,752,305
111,700	Forest Laboratories, Inc.(a)(b)	4,469,117
144,600	Merck & Co., Inc.	5,487,570
59,800	Novartis AG, ADR (Switzerland)(b)	3,063,554
242,700	Pfizer, Inc.	5,079,711
295,000	Watson Pharmaceuticals, Inc.(a)	8,649,400
253,500	Wyeth	10,586,160

		46,087,817

Real Estate Management & Development 1.1%
189,500	Forestar Real Estate Group, Inc.(a)(b)	4,720,445

Software 7.1%
292,200	Check Point Software Technologies Ltd.(a)(b)	6,545,280
243,900	Fair Isaac Corp.(b)	5,248,728
233,700	Manhattan Associates, Inc.(a)(b)	5,358,741
306,600	Microsoft Corp.	8,701,308
303,500	Symantec Corp.(a)(b)	5,044,170

		30,898,227

Specialty Retail 1.7%
206,100	Gap, Inc. (The)(b)	4,056,048
106,600	Urban Outfitters, Inc.(a)(b)	3,341,910

		7,397,958

Thrifts & Mortgage Finance 0.5%
124,200	Downey Financial Corp.(b)	2,282,796

Wireless Telecommunication Services 1.1%
680,000	Sprint Nextel Corp.(b)	4,549,200

	Total common stocks (cost $439,918,747)	425,412,384

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

PREFERRED STOCK 1.2%

Pharmaceuticals
5,900	Mylan, Inc. (cost $5,660,630)	$5,099,724

	Total long-term investments (cost $445,579,377)	430,512,108

SHORT-TERM INVESTMENT 30.9%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
133,471,927	(cost $133,471,927; includes $128,919,712 of cash collateral received for securities on loan)(c)(d)	133,471,927

	Total Investments(g) 130.4% (cost $579,051,304; Note 5)	563,984,035
	Liabilities in excess of other assets (30.4%)	(131,436,962)

	Net Assets 100.0%	$432,547,073

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depository Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $123,913,382; cash collateral of $128,919,712 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(f)	Indicates a restricted security. The aggregate cost of the security is $4,892,132. The aggregate market value of $2,424,305 represents 0.6% of net assets.
(g)	As of March 31, 2008, one security representing $2,424,305 and 0.6% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Directors.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 29.8% of collateral received for securities on loan)	30.9%
Pharmaceuticals	11.8
Media	9.2
Oil, Gas & Consumable Fuels	7.1
Software	7.1
Capital Markets	6.2
Commercial Services & Supplies	5.9
Machinery	4.4
Insurance	4.3
Diversified Consumer Services	3.5
Food & Staples Retailing	3.5
Food Products	3.5
Chemicals	3.0
Communications Equipment	3.0
Containers & Packaging	1.7
Energy Equipment & Services	1.7
Household Durables	1.7
Specialty Retail	1.7
Airlines	1.5
Independent Power Producers & Energy Traders	1.5
Internet & Catalog Retail	1.5
Commercial Banks	1.3
Consumer Finance	1.3
Household Products	1.3
Metals & Mining	1.3
Biotechnology	1.2
IT Services	1.2
Paper & Forest Products	1.2
Real Estate Management & Development	1.1
Wireless Telecommunication Services	1.1
Electronic Equipment & Instruments	1.0
Hotels, Restaurants & Leisure	1.0
Aerospace & Defense	0.8
Computers & Peripherals	0.8
Diversified Financial Services	0.6
Thrifts & Mortgage Finance	0.5

130.4
Liabilities in excess of other assets	(30.4)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2008	SEMIANNUAL REPORT

Jennison Equity Opportunity Fund

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $123,913,382:
Unaffiliated investments (cost $445,579,377)	$430,512,108
Affiliated investments (cost $133,471,927)	133,471,927
Cash	131,006
Receivable for investments sold	2,179,200
Dividends receivable	754,601
Receivable for Series shares sold	307,995
Receivable from securities lending, net	46,557
Foreign tax reclaim receivable	26,907
Prepaid expenses	4,281

Total assets	567,434,582

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	128,919,712
Payable for investments purchased	4,156,437
Payable for Series shares reacquired	767,044
Accrued expenses	519,191
Management fee payable	218,510
Distribution fee payable	170,565
Transfer agent fee payable	131,422
Deferred directors’ fees	3,190
Payable to foreign custodian (cost $1,459)	1,438

Total liabilities	134,887,509

Net Assets	$432,547,073

Net assets were comprised of:
Common stock, at par	$34,893
Paid-in capital in excess of par	453,450,058

453,484,951
Undistributed net investment income	621,596
Accumulated net realized loss on investment and foreign currency transactions	(6,490,989)
Net unrealized depreciation on investments and foreign currencies	(15,068,485)

Net assets, March 31, 2008	$432,547,073

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($255,005,473 ÷ 20,063,380 shares of common stock issued and outstanding)	$12.71
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.45

Class B
Net asset value, offering price and redemption price per share ($85,291,068 ÷ 7,381,510 shares of common stock issued and outstanding)	$11.55

Class C
Net asset value, offering price and redemption price per share ($35,626,415 ÷ 3,083,193 shares of common stock issued and outstanding)	$11.56

Class R
Net asset value, offering price and redemption price per share ($2,911 ÷ 247 shares of common stock issued and outstanding)	$11.79

Class Z
Net asset value, offering price and redemption price per share ($56,621,206 ÷ 4,364,288 shares of common stock issued and outstanding)	$12.97

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $20,284)	$3,091,741
Affiliated dividend income	417,708
Affiliated income from securities loaned, net	367,760
Unaffiliated interest	1,240

Total income	3,878,449

Expenses
Management fee	1,479,640
Distribution fee—Class A	379,845
Distribution fee—Class B	534,912
Distribution fee—Class C	211,464
Distribution fee—Class R	8
Transfer agent’s fee and expenses (including affiliated expense of $278,000)	492,000
Reports to shareholders	43,000
Custodian’s fees and expenses	34,000
Registration fees	32,000
Directors’ fees	11,000
Audit fee	10,000
Legal fees and expenses	9,000
Insurance	6,000
Loan interest expense (Note 7)	237
Miscellaneous	10,241

Total expenses	3,253,347

Net investment income	625,102

Realized And Unrealized Gain (Loss) On Investment and Foreign Currencies
Net realized gain (loss) on:
Investment transactions	11,259,147
Foreign currency transactions	(5,769)
Short sales	1,675,310

12,928,688

Net change in unrealized appreciation (depreciation) on:
Investments	(91,749,080)
Foreign currencies	(8,684)

(91,757,764)

Net gain on investment and foreign currencies	(78,829,076)

Net Increase In Net Assets Resulting From Operations	$(78,203,974)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$625,102	$745,300
Net realized gain on investment and foreign currency transactions	12,928,688	81,701,183
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(91,757,764)	11,149,984

Net increase (decrease) in net assets resulting from operations	(78,203,974)	93,596,467

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(304,751)	(395,173)
Class Z	(168,394)	(351,711)

	(473,145)	(746,884)

Distributions from net realized gains
Class A	(47,081,407)	(40,656,104)
Class B	(19,645,048)	(19,865,797)
Class C	(7,702,370)	(7,016,398)
Class R	(543)	(412)
Class Z	(10,652,564)	(11,180,238)

	(85,081,932)	(78,718,949)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	21,153,304	60,350,647
Net asset value of shares issued in reinvestment of dividends and distributions	81,726,020	76,047,624
Cost of shares reacquired	(78,481,258)	(175,444,747)

Net increase (decrease) in net assets from Series share transactions	24,398,066	(39,046,476)

Total decrease	(139,360,985)	(24,915,842)

Net Assets
Beginning of period	571,908,058	596,823,900

End of period(a)	$432,547,073	$571,908,058

(a) Includes undistributed net investment income of:	$621,596	$469,639

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Equity Opportunity Fund (the “Series”), Jennison Growth Fund and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with The Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/

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offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2008, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Series at the end of the fiscal period may include registration rights under which the Series may demand registration by the issuers, of which the Series may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	19

Notes to Financial Statements

continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Series may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Series may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited as to dollar

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amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	21

Notes to Financial Statements

continued

provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series up to $300 million and .575 of 1% of the average daily net assets of the Series over $300 million. The effective management fee rate was .59 of 1% of the Series average daily net assets for the six months ended March 31, 2008.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% (through January 31, 2008) and .50 of 1% of the Class A and Class R shares, respectively.

PIMS has advised the Series that it received approximately $59,400 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2008. From these fees PIMS paid such sales charges to affiliated brokers/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2008, it received approximately $200, $51,900 and $2,800 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

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PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2008, the Series incurred approximately $146,600 in total networking fees, of which approximately $69,300 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2008, PIM has been compensated approximately $157,600 for these services.

The Series invests in the Taxable Money Market Series (the “portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2008 were $175,466,369 and $230,298,931, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$583,266,028	$37,269,551	$56,551,544	$19,281,993	$(1,216)	$19,283,209

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	23

Notes to Financial Statements

continued

The differences between book and tax basis are primarily attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to market to market on open foreign currency, receivables and payables.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares. As of March 31, 2008 Prudential owned 138 Class R shares of the Series.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2008:
Shares sold	941,450	$13,373,609
Shares issued in reinvestment of dividends and distributions	3,284,937	45,167,914
Shares reacquired	(3,111,902)	(45,009,866)

Net increase (decrease) in shares outstanding before conversion	1,114,485	13,531,657
Shares issued upon conversion from Class B	637,712	8,394,730

Net increase (decrease) in shares outstanding	1,752,197	$21,926,387

Year ended September 30, 2007:
Shares sold	2,420,919	$41,826,070
Shares issued in reinvestment of dividends and distributions	2,461,266	39,093,403
Shares reacquired	(5,113,190)	(88,131,634)

Net increase (decrease) in shares outstanding before conversion	(231,005)	(7,212,161)
Shares issued upon conversion from Class B	908,927	15,304,505

Net increase (decrease) in shares outstanding	677,922	$8,092,344

Class B
Six months ended March 31, 2008:
Shares sold	119,327	$1,595,577
Shares issued in reinvestment of distributions	1,499,642	18,790,513
Shares reacquired	(1,114,997)	(14,453,294)

Net increase (decrease) in shares outstanding before conversion	503,972	5,932,796
Shares reacquired upon conversion into Class A	(700,804)	(8,394,730)

Net increase (decrease) in shares outstanding	(196,832)	$(2,461,934)

Year ended September 30, 2007:
Shares sold	312,142	$5,015,858
Shares issued in reinvestment of distributions	1,281,630	18,968,127
Shares reacquired	(1,789,640)	(28,669,831)

Net increase (decrease) in shares outstanding before conversion	(195,868)	(4,685,846)
Shares reacquired upon conversion into Class A	(978,451)	(15,304,505)

Net increase (decrease) in shares outstanding	(1,174,319)	$(19,990,351)

Class C
Six months ended March 31, 2008:
Shares sold	119,332	$1,605,029
Shares issued in reinvestment of distributions	573,902	7,190,996
Shares reacquired	(559,486)	(7,200,324)

Net increase (decrease) in shares outstanding	133,748	$1,595,701

Year ended September 30, 2007:
Shares sold	209,738	$3,362,173
Shares issued in reinvestment of distributions	447,653	6,625,258
Shares reacquired	(811,202)	(12,983,149)

Net increase (decrease) in shares outstanding	(153,811)	$(2,995,718)

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	25

Notes to Financial Statements

continued

Class R	Shares	Amount
Six months ended March 31, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	43	543
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	43	$543

Year ended September 30, 2007:
Shares sold	9	$150
Shares issued in reinvestment of dividends and distributions	27	412
Shares reacquired	(9)	(152)

Net increase (decrease) in shares outstanding	27	$410

Class Z
Six months ended March 31, 2008:
Shares sold	321,453	$4,579,089
Shares issued in reinvestment of dividends and distributions	754,355	10,576,054
Shares reacquired	(818,823)	(11,817,774)

Net increase (decrease) in shares outstanding	256,985	$3,337,369

Year ended September 30, 2007:
Shares sold	580,512	$10,146,396
Shares issued in reinvestment of dividends and distributions	701,822	11,360,424
Shares reacquired	(2,648,185)	(45,659,981)

Net increase (decrease) in shares outstanding	(1,365,851)	$(24,153,161)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the line of credit during the six months ended March 31, 2008. The average daily balance for the 4 days the Fund

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had loans outstanding during the year was approximately $628,000 at a weighted average interest rate of 3.40%.

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.74

Income (loss) from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.37)

Total from investment operations	(2.35)

Less Dividends and Distributions
Dividends from net investment income	(.02)
Distributions from net realized gains	(2.66)

Total dividends and distributions	(2.68)

Net asset value, end of period	$12.71

Total Return(b):	(14.42)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$255,005
Average net assets (000)	$286,906
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.11	%(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)
Net investment income	.43	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	36	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares for the period October 1, 2007 to January 31, 2008.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2007(a)	2006(a)	2005	2004	2003

$17.38	$18.47	$16.60	$14.22	$11.48

.06	.02	.13	.02	.01
2.65	1.70	2.14	2.36	2.73

2.71	1.72	2.27	2.38	2.74

(.02)	(.09)	(.03)	—	—
(2.33)	(2.72)	(.37)	—	—

(2.35)	(2.81)	(.40)	—	—

$17.74	$17.38	$18.47	$16.60	$14.22

17.21%	10.68%	13.91%	16.74%	23.87%

$324,835	$306,424	$326,512	$338,249	$261,252
$324,483	$314,651	$336,880	$318,726	$232,395

1.06%	1.11%	1.12%	1.07%	1.15%
.81%	.86%	.87%	.82%	.90%
.33%	.10%	.68%	.11%	.07%

77%	75%	93%	102%	115%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.43

Income (loss) from investment operations
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.19)

Total from investment operations	(2.22)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.66)

Total dividends and distributions	(2.66)

Net asset value, end of period	$11.55

Total Return(b):	(14.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$85,291
Average net assets (000)	$106,982
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment loss	(.30	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2007(a)	2006(a)	2005	2004	2003

$16.34	$17.56	$15.88	$13.71	$11.15

(.07)	(.04)	(.01)	(.11)	(.09)
2.49	1.54	2.06	2.28	2.65

2.42	1.50	2.05	2.17	2.56

—	—	—	—	—
(2.33)	(2.72)	(.37)	—	—

(2.33)	(2.72)	(0.37)	—	—

$16.43	$16.34	$17.56	$15.88	$13.71

16.40%	9.83%	13.12%	15.83%	22.96%

$124,475	$143,053	$180,496	$213,606	$234,421
$137,977	$161,565	$202,371	$235,162	$225,579

1.81%	1.86%	1.87%	1.82%	1.90%
.81%	.86%	.87%	.82%	.90%
(.42)%	(.26)%	(.05)%	(.63)%	(.68)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.43

Income (loss) from investment operations
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.20)

Total from investment operations	(2.21)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.66)

Total dividends and distributions	(2.66)

Net asset value, end of period	$11.56

Total Return(b):	(14.72)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,626
Average net assets (000)	$42,293
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment loss	(.31	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2007(a)	2006(a)	2005	2004	2003

$16.34	$17.56	$15.88	$13.71	$11.15

(.07)	(.05)	(.01)	(.11)	(.09)
2.49	1.55	2.06	2.28	2.65

2.42	1.50	2.05	2.17	2.56

—	—	—	—	—
(2.33)	(2.72)	(.37)	—	—

(2.33)	(2.72)	(.37)	—	—

$16.43	$16.34	$17.56	$15.88	$13.71

16.40%	9.83%	13.12%	15.83%	22.96%

$48,445	$50,717	$59,409	$66,322	$66,683
$50,851	$54,051	$63,559	$70,174	$65,790

1.81%	1.86%	1.87%	1.82%	1.90%
.81%	.86%	.87%	.82%	.90%
(.42)%	(.35)%	(.06)%	(.64)%	(.68)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.67

Income (loss) from investment operations
Net investment income	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.23)

Total from investment operations	(2.22)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.66)

Total dividends and distributions	(2.66)

Net asset value, end of period	$11.79

Total Return(c):	(14.56)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$3
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.35	%(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)
Net investment income	.25	%(e)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	During the period, the distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Does not include the expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30,		December 17, 2004(a) Through September 30, 2005
2007(b)	2006(b)

$16.48	$17.70	$16.73

.02	.04	.04
2.50	1.51	.93

2.52	1.55	.97

—	(.05)	—
(2.33)	(2.72)	—

(2.33)	(2.77)	—

$16.67	$16.48	$17.70

16.94%	10.12%	5.80%

$3	$3	$3
$3	$3	$3

1.31%	1.36%	1.37	%(e)
.81%	.86%	.87	%(e)
.10%	.23%	.27	%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.05

Income (loss) from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.41)

Total from investment operations	(2.38)

Less Dividends and Distributions
Dividends from net investment income	(.04)
Distributions from net realized gains	(2.66)

Total dividends and distributions	(2.70)

Net asset value, end of period	$12.97

Total Return(b):	(14.31)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$56,621
Average net assets (000)	$65,429
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment income	.70	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2007(a)	2006(a)	2005	2004	2003

$17.65	$18.74	$16.83	$14.38	$11.59

.10	.12	.18	.06	.04
2.71	1.66	2.17	2.39	2.75

2.81	1.78	2.35	2.45	2.79

(.08)	(.15)	(.07)	—	—
(2.33)	(2.72)	(.37)	—	—

(2.41)	(2.87)	(.44)	—	—

$18.05	$17.65	$18.74	$16.83	$14.38

17.52%	10.92%	14.23%	17.04%	24.07%

$74,149	$96,626	$277,372	$346,241	$265,048
$79,338	$184,440	$313,971	$323,831	$232,369

.81%	.86%	.87%	.82%	.90%
.81%	.86%	.87%	.82%	.90%
.58%	.69%	.96%	.36%	.33%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	JEOPR	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    IFS-A148044    Ed. 05/2008

MARCH 31, 2008	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

JennisonDryden Conservative Allocation Fund

Objective: Current income and a reasonable level of capital appreciation

JennisonDryden Moderate Allocation Fund

Objective: Capital appreciation and a reasonable level of current income

JennisonDryden Growth Allocation Fund

Objective: Long-term capital appreciation

FUND TYPE

Balanced/allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

JENNISONDRYDEN ASSET ALLOCATION FUNDS

May 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

JennisonDryden Asset Allocation Funds

JennisonDryden Asset Allocation Funds	1

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Conservative Allocation Fund is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.86%; Class B, 2.56%; Class C, 2.56%; Class R, 2.31%; Class Z, 1.56%. Net operating expenses apply to: Class A, 1.46%; Class B, 2.21%; Class C, 2.21%; Class R, 1.71%; Class Z, 1.21%, after contractual reduction through 1/31/2009. These figures include a weighted average of the net operating expenses of the underlying funds in which the fund invests. Such expenses, annualized, amounted to 0.71% for each share class.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Since Inception[1]
Class A	–3.09%	1.20%	25.05%
Class B	–3.45	0.45	21.34
Class C	–3.45	0.45	21.34
Class R	–2.95	1.22	2.74
Class Z	–2.97	1.44	26.53
JDAA Conservative Customized Blend[2]	–2.60	1.29	**
Russell 1000 Index[3]	–12.41	–5.40	***
S&P 500 Index[4]	–12.46	–5.08	****
Lipper Mixed-Asset Target Allocation Moderate Funds Avg.[5]	–6.29	–1.68	*****

Average Annual Total Returns[6] as of 3/31/08
		One Year	Since Inception[1]
Class A		–4.37%	4.26%
Class B		–4.40	4.73
Class C		–0.52	4.95
Class R		1.22	2.24
Class Z		1.44	6.05
JDAA Conservative Customized Blend[2]		1.29	**
Russell 1000 Index[3]		–5.40	***
S&P 500 Index[4]		–5.08	****
Lipper Mixed-Asset Target Allocation Moderate Funds Avg.[5]		–1.68	*****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the JDAA Conservative Customized Blend, Russell 1000 Index, S&P 500 Index, and Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The JennisonDryden Asset Allocation (JDAA) Conservative Customized Blend is a model portfolio consisting of the Russell 3000 Index (25%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (10%), the Lehman Brothers U.S. Aggregate Index (30%), the Merrill Lynch 1-3 Year Corporate Index (30%), and the Standard & Poor’s (S&P) 500/Citigroup BMI World Property Net Index (5%). Each component of the JDAA Conservative Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Conservative Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Conservative Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. Funds in the Lipper Average normally seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**JDAA Conservative Customized Blend Closest Month-End to Inception cumulative total returns are 26.86% for Class A, Class B, Class C, and Class Z; and 3.29% for Class R. JDAA Conservative Customized Blend Closest Month-End to Inception average annual total returns are 6.13% for Class A, Class B, Class C, and Class Z; and 2.62% for Class R.

***Russell 1000 Index Closest Month-End to Inception cumulative total returns are 28.42% for Class A, Class B, Class C, and Class Z; and –4.26% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 6.45% for Class A, Class B, Class C, and Class Z; and –3.42% for Class R.

****S&P 500 Index Closest Month-End to Inception cumulative total returns are 26.51% for Class A, Class B, Class C, and Class Z; and –4.47% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 6.05% for Class A, Class B, Class C, and Class Z; and –3.59% for Class R.

JennisonDryden Asset Allocation Funds	3

Your Fund’s Performance (continued)

*****Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are 22.13% for Class A, Class B, Class C, and Class Z; and –0.17% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are 5.08% for Class A, Class B, Class C, and Class Z; and –0.14% for Class R.

Investors cannot invest directly in an index. The returns for the JDAA Conservative Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

4	Visit our website at www.jennisondryden.com

Performance Target—JDAA Conservative Customized Blend

The JennisonDryden Conservative Allocation Fund seeks to beat a performance target—the JDAA Conservative Customized Blend—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2008, and their weightings in the JennisonDryden Conservative Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Conservative Allocation Fund seeks to beat this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Lehman Brothers U.S. Aggregate Index is an index of investment grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short and intermediate-term bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) 500/Citigroup BMI World Property Net Index is a broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

JennisonDryden Asset Allocation Funds	5

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Moderate Allocation Fund is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.62%; Class B, 2.32%; Class C, 2.32%; Class R, 2.07%; Class Z, 1.32%. Net operating expenses apply to: Class A, 1.54%; Class B, 2.29%; Class C, 2.29%; Class R, 1.79%; Class Z, 1.29%, after contractual reduction through 1/31/2009. These figures include a weighted average of the net operating expenses of the underlying funds in which the fund invests. Such expenses, annualized, amounted to 0.78% for each share class.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Since Inception[1]
Class A	–7.42%	–1.79%	31.74%
Class B	–7.80	–2.55	27.72
Class C	–7.73	–2.47	27.73
Class R	–7.48	–1.93	–0.27
Class Z	–7.26	–1.55	32.88
JDAA Moderate Customized Blend[2]	–6.64	–1.67	**
Russell 1000 Index[3]	–12.41	–5.40	***
S&P 500 Index[4]	–12.46	–5.08	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]	–8.26	–2.32	*****

Average Annual Total Returns[6] as of 3/31/08
		One Year	Since Inception[1]
Class A		–7.19%	5.62%
Class B		–7.21	6.09
Class C		–3.40	6.30
Class R		–1.93	–0.22
Class Z		–1.55	7.36
JDAA Moderate Customized Blend[2]		–1.67	**
Russell 1000 Index[3]		–5.40	***
S&P 500 Index[4]		–5.08	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]		–2.32	*****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Moderate Customized Blend and Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The JennisonDryden Asset Allocation (JDAA) Moderate Customized Blend is a model portfolio consisting of the Russell 3000 Index (45%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (15%), the Lehman Brothers U.S. Aggregate Index (20%), the Merrill Lynch 1-3 Year Corporate Index (15%), and the Standard & Poor’s (S&P) 500/Citigroup BMI World Property Net Index (5%). Each component of the JDAA Moderate Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Moderate Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Moderate Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**JDAA Moderate Customized Blend Closest Month-End to Inception cumulative total returns are 31.62% for Class A, Class B, Class C, and Class Z; and 0.34% for Class R. JDAA Moderate Customized Blend Closest Month-End to Inception average annual total returns are 7.11% for Class A, Class B, Class C, and Class Z; and 0.27% for Class R.

***Russell 1000 Index Closest Month-End to Inception cumulative total returns are 28.42% for Class A, Class B, Class C, and Class Z; and –4.26% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 6.45% for Class A, Class B, Class C, and Class Z; and –3.42% for Class R.

JennisonDryden Asset Allocation Funds	7

Your Fund’s Performance (continued)

****S&P 500 Index Closest Month-End to Inception cumulative total returns are 26.51% for Class A, Class B, Class C, and Class Z; and –4.47% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 6.05% for Class A, Class B, Class C, and Class Z; and –3.59% for Class R.

*****Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are 25.16% for Class A, Class B, Class C, and Class Z; and –0.85% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are 5.70% for Class A, Class B, Class C, and Class Z; and –0.70% for Class R.

Investors cannot invest directly in an index. The returns for the JDAA Moderate Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—JDAA Moderate Customized Blend

The JennisonDryden Moderate Allocation Fund seeks to beat a performance target—the JDAA Moderate Customized Blend—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2008, and their weightings in the JennisonDryden Moderate Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Moderate Allocation Fund seeks to beat this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Lehman Brothers U.S. Aggregate Index is an index of investment grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short and intermediate-term bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) 500/Citigroup BMI World Property Net Index is a broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

JennisonDryden Asset Allocation Funds	9

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Growth Allocation Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.89%; Class B, 2.59%; Class C, 2.59%; Class R, 2.34%; Class Z, 1.59%. Net operating expenses apply to: Class A, 1.57%; Class B, 2.32%; Class C, 2.32%; Class R, 1.82%; Class Z, 1.32%, after contractual reduction through 1/31/2009. These figures include a weighted average of the net operating expenses of the underlying funds in which the fund invests. Such expenses, annualized, amounted to 0.81% for each share class.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Since Inception[1]
Class A	–11.63%	–5.09%	37.41%
Class B	–11.98	–5.86	33.48
Class C	–11.85	–5.79	33.58
Class R	–11.69	–5.34	–3.48
Class Z	–11.49	–4.88	38.79
JDAA Growth Customized Blend[2]	–10.47	–4.47	**
Russell 1000 Index[3]	–12.41	–5.40	***
S&P 500 Index[4]	–12.46	–5.08	****
Lipper Multi-Cap Core Funds Avg.[5]	–12.40	–5.57	*****

Average Annual Total Returns[6] as of 3/31/08
		One Year	Since Inception[1]
Class A		–10.31%	6.74%
Class B		–10.41	7.27
Class C		–6.70	7.50
Class R		–5.34	–2.86
Class Z		–4.88	8.53
JDAA Growth Customized Blend[2]		–4.47	**
Russell 1000 Index[3]		–5.40	***
S&P 500 Index[4]		–5.08	****
Lipper Multi-Cap Core Funds Avg.[5]		–5.57	*****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Growth Customized Blend, and Lipper Multi-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The JennisonDryden Asset Allocation (JDAA) Growth Customized Blend is a model portfolio consisting of the Russell 3000 Index (60%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (25%), the Lehman Brothers U.S. Aggregate Index (10%), and the Standard & Poor’s (S&P) 500/Citigroup BMI World Property Net Index (5%). Each component of the JDAA Growth Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Growth Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Growth Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**JDAA Growth Customized Blend Closest Month-End to Inception cumulative total returns are 38.11% for Class A, Class B, Class C, and Class Z; and –2.31% for Class R. JDAA Growth Customized Blend Closest Month-End to Inception average annual total returns are 8.41% for Class A, Class B, Class C, and Class Z; and –1.86% for Class R.

JennisonDryden Asset Allocation Funds	11

Your Fund’s Performance (continued)

***Russell 1000 Index Closest Month-End to Inception cumulative total returns are 28.42% for Class A, Class B, Class C, and Class Z; and –4.26% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 6.45% for Class A, Class B, Class C, and Class Z; and –3.42% for Class R.

****S&P 500 Index Closest Month-End to Inception cumulative total returns are 26.51% for Class A, Class B, Class C, and Class Z; and –4.47% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 6.05% for Class A, Class B, Class C, and Class Z; and –3.59% for Class R.

*****Lipper Multi-Cap Closest Month-End to Inception cumulative total returns are 26.39% for Class A, Class B, Class C, and Class Z; and –3.98% for Class R. Lipper Multi-Cap Closest Month-End to Inception average annual total returns are 5.90% for Class A, Class B, Class C, and Class Z; and –3.23% for Class R.

Investors cannot invest directly in an index. The returns for the JDAA Growth Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—JDAA Growth Customized Blend

The JennisonDryden Growth Allocation Fund seeks to exceed a performance target—the JDAA Growth Customized Blend—consisting of a weighted average return of four securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2008, and their weightings in the JennisonDryden Growth Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Growth Allocation Fund seeks to exceed this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Lehman Brothers U.S. Aggregate Index is an index of investment grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short and intermediate-term bonds have performed.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) 500/Citigroup BMI World Property Net Index is a broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

JennisonDryden Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

JennisonDryden Conservative Allocation Fund		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$969.10	1.46%	$7.19
	Hypothetical	$1,000.00	$1,017.70	1.46%	$7.36

Class B	Actual	$1,000.00	$965.50	2.21%	$10.86
	Hypothetical	$1,000.00	$1,013.95	2.21%	$11.13

Class C	Actual	$1,000.00	$965.50	2.21%	$10.86
	Hypothetical	$1,000.00	$1,013.95	2.21%	$11.13

Class R	Actual	$1,000.00	$970.50	1.71%	$8.42
	Hypothetical	$1,000.00	$1,016.45	1.71%	$8.62

Class Z	Actual	$1,000.00	$970.30	1.21%	$5.96
	Hypothetical	$1,000.00	$1,018.95	1.21%	$6.11

JennisonDryden Asset Allocation Funds	15

Fees and Expenses (continued)

JennisonDryden Moderate Allocation Fund		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$925.80	1.54%	$7.41
	Hypothetical	$1,000.00	$1,017.30	1.54%	$7.77

Class B	Actual	$1,000.00	$922.00	2.29%	$11.00
	Hypothetical	$1,000.00	$1,013.55	2.29%	$11.53

Class C	Actual	$1,000.00	$922.70	2.29%	$11.01
	Hypothetical	$1,000.00	$1,013.55	2.29%	$11.53

Class R	Actual	$1,000.00	$925.20	1.79%	$8.62
	Hypothetical	$1,000.00	$1,016.05	1.79%	$9.02

Class Z	Actual	$1,000.00	$927.40	1.29%	$6.22
	Hypothetical	$1,000.00	$1,018.55	1.29%	$6.51

JennisonDryden Growth Allocation Fund		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$883.70	1.57%	$7.39
	Hypothetical	$1,000.00	$1,017.15	1.57%	$7.92

Class B	Actual	$1,000.00	$880.20	2.32%	$10.91
	Hypothetical	$1,000.00	$1,013.40	2.32%	$11.68

Class C	Actual	$1,000.00	$881.50	2.32%	$10.91
	Hypothetical	$1,000.00	$1,013.40	2.32%	$11.68

Class R	Actual	$1,000.00	$883.10	1.82%	$8.57
	Hypothetical	$1,000.00	$1,015.90	1.82%	$9.17

Class Z	Actual	$1,000.00	$885.10	1.32%	$6.22
	Hypothetical	$1,000.00	$1,018.40	1.32%	$6.66

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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JennisonDryden Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2008 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.1%

Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	69,223	$1,479,983
Dryden Government Income Fund, Inc. (Class Z)	1,555,446	13,874,582
Dryden High Yield Fund, Inc. (Class Z)	286,729	1,508,193
Dryden International Equity Fund (Class Z)	371,251	3,088,805
Dryden Mid-Cap Value Fund (Class Z)	70,722	882,607
Dryden Short-Term Corporate Bond Fund (Class Z)	1,206,592	13,272,507
Dryden US Equity Active Extension Fund (Class Z)(a)	251,052	2,254,074
Jennison 20/20 Focus Fund (Class Z)	172,259	2,492,592
Jennison Growth Fund (Class Z)	181,134	3,041,232
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	43,731	1,027,244
Jennison Natural Resources Fund, Inc. (Class Z)	15,575	947,441
Jennison Value Fund (Class Z)	299,036	4,790,559

TOTAL LONG-TERM INVESTMENTS (cost $48,673,158)		48,659,819

SHORT-TERM INVESTMENT 1.9%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $939,906; Note 3)	939,906	939,906

TOTAL INVESTMENTS(b) 100.0% (cost $49,613,064; Note 5)		49,599,725
Other assets in excess of liabilities		19,678

NET ASSETS 100.0%		$49,619,403

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	17

JennisonDryden Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2008 were as follows:

U.S. Government Debt	28.0%
Short-Term Debt	26.7
Large-Cap Value	9.7
Large-Cap Core	9.6
International	6.2
Large-Cap Growth	6.1
High Yield	3.0
Real Estate	3.0
Small/Mid-Cap Growth	2.1
Sector	1.9
Small/Mid-Cap Value	1.8

98.1
Short-Term Investment	1.9
Other assets in excess of liabilities	— (a)

100.0%

(a)	Less than 0.05%.

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2008 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.9%

Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	209,723	$4,483,873
Dryden Government Income Fund, Inc. (Class Z)	1,844,934	16,456,812
Dryden High Yield Fund, Inc. (Class Z)	495,415	2,605,881
Dryden International Equity Fund (Class Z)	1,640,099	13,645,624
Dryden Mid Cap Value Fund (Class Z)	155,192	1,936,795
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	1,478,678	16,265,460
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(a)	205,849	3,756,745
Dryden US Equity Active Extension Fund (Class Z)(a)	860,596	7,726,862
Jennison 20/20 Focus Fund (Class Z)	599,275	8,671,504
Jennison Equity Opportunity Fund (Class Z)	163,120	2,115,661
Jennison Growth Fund (Class Z)	529,792	8,895,213
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	183,251	4,304,561
Jennison Natural Resources Fund, Inc. (Class Z)	51,883	3,156,045
Jennison Value Fund (Class Z)	798,021	12,784,295

TOTAL LONG-TERM INVESTMENTS (cost $105,536,309)		106,805,331

SHORT-TERM INVESTMENT 1.1%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,184,279; Note 3)	1,184,279	1,184,279

TOTAL INVESTMENTS(b) 100.0% (cost $106,720,588; Note 5)		107,989,610
Other assets in excess of liabilities		23,543

NET ASSETS 100.0%		$108,013,153

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	19

JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2008 were as follows:

Large-Cap Core	15.2%
U.S. Government Debt	15.2
Short-Term Debt	15.1
International	12.6
Large/Mid-Cap Growth	12.2
Large Cap Value	11.8
Global Real Estate	4.2
Small-Cap Core	3.5
Natural Resources	2.9
High Yield	2.4
Multi-Cap Value	2.0
Small/Mid-Cap Value	1.8

98.9
Short-Term Investment	1.1
Other assets in excess of liabilities	(0.0)

100.0%

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Portfolio of Investments

as of March 31, 2008 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.9%

Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	192,384	$4,113,179
Dryden International Equity Fund (Class Z)	1,621,244	13,488,754
Dryden Mid Cap Value (Class Z)	99,414	1,240,689
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(a)	303,561	5,539,994
Dryden Total Return Bond Fund, Inc. (Class Z)	384,103	4,808,971
Dryden US Equity Active Extension (Class Z)(a)	715,799	6,426,800
Jennison 20/20 Focus Fund (Class Z)(b)	466,194	6,745,832
Jennison Equity Opportunity Fund (Class Z)	154,601	2,005,177
Jennison Growth Fund (Class Z)	448,089	7,523,415
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	114,272	2,684,242
Jennison Natural Resources Fund, Inc. (Class Z)	43,859	2,667,971
Jennison Value Fund (Class Z)	580,846	9,305,158

TOTAL LONG-TERM INVESTMENTS (cost $66,741,657)		66,550,182

SHORT-TERM INVESTMENT 1.3%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $906,831; Note 3)	906,831	906,831

TOTAL INVESTMENTS(b) 100.2% (cost $67,648,488; Note 5)		67,457,013
Liabilities in excess of other assets (0.2%)		(166,970)

NET ASSETS 100.0%		$67,290,043

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	21

JennisonDryden Growth Allocation Fund

Portfolio of Investment

as of March 31, 2008 (Unaudited) continued

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Large-Cap Value	23.4%
International	20.0
Large-Cap Growth	11.2
Large-Cap Core	10.0
Small-Cap Core	8.2
Multi-Sector Debt	7.2
Real Estate	6.1
Sector	4.0
Small/Mid-Cap Growth	4.0
Multi-Cap Value	3.0
Small/Mid-Cap Value	1.8

98.9
Short-Term Investment	1.3
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

March 31, 2008	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

JennisonDryden Conservative Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Affiliated investments, at value (cost $49,613,064)	$49,599,725
Receivable for Fund shares sold	446,207
Dividends receivable	25,403
Receivable due from manager	2,834
Prepaid expenses	255

Total assets	50,074,424

Liabilities
Payable for investments purchased	350,000
Accrued expenses	56,964
Distribution fee payable	23,740
Payable for Fund shares reacquired	17,342
Affiliated transfer agent fee payable	6,255
Deferred directors’ fees	720

Total liabilities	455,021

Net Assets	$49,619,403

Net assets were comprised of:
Common stock, at par	$4,460
Paid-in capital in excess of par	48,773,825

48,778,285
Distributions in excess of net investment income	(36,412)
Accumulated net realized gain on investment transactions	890,869
Net unrealized depreciation on investments	(13,339)

Net assets, March 31, 2008	$49,619,403

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($27,150,888 ÷ 2,437,611 shares of common stock issued and outstanding)	$11.14
Maximum sales charge (5.50% of offering price)	.65

Maximum offering price to public	$11.79

Class B
Net asset value, offering price and redemption price per share
($14,686,024 ÷ 1,322,445 shares of common stock issued and outstanding)	$11.11

Class C
Net asset value, offering price and redemption price per share
($7,160,331 ÷ 644,619 shares of common stock issued and outstanding)	$11.11

Class R
Net asset value, offering price and redemption price per share
($2,466 ÷ 220.6 shares of common stock issued and outstanding)	$11.18

Class Z
Net asset value, offering price and redemption price per share
($619,694 ÷ 55,453 shares of common stock issued and outstanding)	$11.18

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	25

JennisonDryden Moderate Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Affiliated investments, at value (cost $106,720,588)	$107,989,610
Cash	1,141
Receivable for Fund shares sold	428,133
Dividends receivable	32,491
Prepaid expenses	670

Total assets	108,452,045

Liabilities
Payable for Fund shares reacquired	230,893
Accrued expenses	110,811
Distribution fee payable	57,011
Affiliated transfer agent fee payable	21,339
Management fee payable	18,133
Deferred directors’ fees	705

Total liabilities	438,892

Net Assets	$108,013,153

Net assets were comprised of:
Common stock, at par	$9,142
Paid-in capital in excess of par	103,838,706

103,847,848
Distributions in excess of net investment income	(815,463)
Accumulated net realized gain on investment transactions	3,711,746
Net unrealized appreciation on investments	1,269,022

Net assets, March 31, 2008	$108,013,153

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($49,654,985 ÷ 4,194,020 shares of common stock issued and outstanding)	$11.84
Maximum sales charge (5.50% of offering price)	.69

Maximum offering price to public	$12.53

Class B
Net asset value, offering price and redemption price per share
($39,467,121 ÷ 3,346,689 shares of common stock issued and outstanding)	$11.79

Class C
Net asset value, offering price and redemption price per share
($15,956,841 ÷ 1,353,309 shares of common stock issued and outstanding)	$11.79

Class R
Net asset value, offering price and redemption price per share
($2,377 ÷ 200.8 shares of common stock issued and outstanding)	$11.84

Class Z
Net asset value, offering price and redemption price per share
($2,931,829 ÷ 247,479 shares of common stock issued and outstanding)	$11.85

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	27

JennisonDryden Growth Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Affiliated investments, at value (cost $67,648,488)	$67,457,013
Receivable for Fund shares sold	235,354
Dividends receivable	5,834
Prepaid expenses	502

Total assets	67,698,703

Liabilities
Payable for investments purchased	150,000
Payable for Fund shares reacquired	115,219
Accrued expenses	72,890
Distribution fee payable	38,280
Affiliated transfer agent payable	20,362
Management fee payable	11,206
Deferred directors’ fees	703

Total liabilities	408,660

Net Assets	$67,290,043

Net assets were comprised of:
Common stock, at par	$5,285
Paid-in capital in excess of par	65,542,993

65,548,278
Distributions in excess of net investment income	(788,772)
Accumulated net realized gain on investment transactions	2,722,012
Net unrealized depreciation on investments	(191,475)

Net assets, March 31, 2008	$67,290,043

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($28,091,827 ÷ 2,196,555 shares of common stock issued and outstanding)	$12.79
Maximum sales charge (5.50% of offering price)	.74

Maximum offering price to public	$13.53

Class B
Net asset value, offering price and redemption price per share
($30,075,313 ÷ 2,369,899 shares of common stock issued and outstanding)	$12.69

Class C
Net asset value, offering price and redemption price per share
($8,786,457 ÷ 691,870 shares of common stock issued and outstanding)	$12.70

Class R
Net asset value, offering price and redemption price per share
($2,325 ÷ 181.7 shares of common stock issued and outstanding)	$12.80

Class Z
Net asset value, offering price and redemption price per share
($334,121 ÷ 26,084 shares of common stock issued and outstanding)	$12.81

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	29

JennisonDryden Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$815,915

Expenses
Management fee	44,375
Distribution fee—Class A	29,757
Distribution fee—Class B	67,917
Distribution fee—Class C	32,611
Distribution fee—Class R	10
Registration fees	65,000
Custodian’s fees and expenses	27,000
Transfer agent’s fees and expenses (including affiliated expense of $10,200) (Note 3)	18,000
Audit fee	10,000
Reports to shareholders	9,000
Directors’ fees	6,000
Legal fees and expenses	5,000
Miscellaneous	4,532

Total expenses	319,202
Less: Expense subsidy (Note 2)	(76,734)

Net expenses	242,468

Net investment income	573,447

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(14,168)
Net capital gain distributions received	1,036,598

1,022,430
Net change in unrealized depreciation on investments	(3,127,271)

Net loss on investments	(2,104,841)

Net Decrease In Net Assets Resulting From Operations	$(1,531,394)

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,591,407

Expenses
Management fee	106,602
Distribution fee—Class A	61,210
Distribution fee—Class B	200,815
Distribution fee—Class C	75,451
Distribution fee—Class R	6
Registration fees	67,000
Transfer agent’s fees and expenses (including affiliated expense of $29,600) (Note 3)	54,000
Custodian’s fees and expenses	27,000
Audit fee	10,000
Reports to shareholders	8,000
Directors’ fees	6,000
Legal fees and expenses	6,000
Interest expense	1,834
Miscellaneous	2,775

Total expenses	626,693
Less: Expense subsidy (Note 2)	(18,333)

Net expenses	608,360

Net investment income	983,047

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	407,565
Net capital gain distributions received	3,664,653

4,072,218
Net change in unrealized appreciation on investments	(13,493,283)

Net loss on investments	(9,421,065)

Net Decrease In Net Assets Resulting From Operations	$(8,438,018)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	31

JennisonDryden Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$785,550

Expenses
Management fee	66,714
Distribution fee—Class A	34,313
Distribution fee—Class B	149,629
Distribution fee—Class C	44,665
Distribution fee—Class R	6
Registration fees	67,000
Transfer agent’s fees and expenses (including affiliated expense of $26,600) (Note 3)	55,000
Custodian’s fees and expenses	27,000
Reports to shareholders	13,000
Audit fee	10,000
Legal fees and expenses	9,000
Directors’ fees	5,000
Interest expense	278
Miscellaneous	7,082

Total expenses	488,687
Less: Expense subsidy (Note 2)	(89,544)

Net expenses	399,143

Net investment income	386,407

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	2,066
Net capital gain distributions received	2,907,167

2,909,233
Net change in unrealized appreciation (depreciation) on investments	(11,747,321)

Net loss on investments	(8,838,088)

Net Decrease In Net Assets Resulting From Operations	$(8,451,681)

See Notes to Financial Statements.

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JennisonDryden Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$573,447	$646,431
Net realized gain (loss) on investment transactions	(14,168)	173,092
Net capital gain distributions received	1,036,598	470,931
Net change in unrealized appreciation/depreciation on investments	(3,127,271)	1,520,408

Net increase (decrease) in net assets resulting from operations	(1,531,394)	2,810,862

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(500,280)	(345,352)
Class B	(240,227)	(173,472)
Class C	(118,343)	(58,005)
Class R	(51)	(18)
Class Z	(8,872)	(4,174)

	(867,773)	(581,021)

Distributions from net realized gains
Class A	(322,637)	(139,400)
Class B	(181,593)	(109,514)
Class C	(91,272)	(35,116)
Class R	(35)	—
Class Z	(5,535)	(1,296)

	(601,072)	(285,326)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	16,744,023	20,678,690
Net asset value of shares issued in reinvestment of dividends and distributions	1,402,614	829,721
Cost of shares reacquired	(5,355,387)	(7,937,579)

Net increase in net assets from Fund share transactions	12,791,250	13,570,832

Total increase	9,791,011	15,515,347

Net Assets
Beginning of period	39,828,392	24,313,045

End of period(a)	$49,619,403	$39,828,392

(a) Includes undistributed net investment income of:	$—	$257,914

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	33

JennisonDryden Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$983,047	$844,203
Net realized gain on investment transactions	407,565	766,502
Net capital gain distributions received	3,664,653	2,114,580
Net change in unrealized appreciation/depreciation on investments	(13,493,283)	6,746,587

Net increase (decrease) in net assets resulting from operations	(8,438,018)	10,471,872

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,176,934)	(551,496)
Class B	(717,674)	(347,417)
Class C	(270,750)	(103,347)
Class R	(56)	—
Class Z	(55,881)	(31,907)

	(2,221,295)	(1,034,167)

Distributions from net realized gains:
Class A	(1,267,671)	(408,369)
Class B	(1,037,365)	(412,392)
Class C	(391,357)	(122,676)
Class R	(67)	—
Class Z	(54,669)	(21,572)

	(2,751,129)	(965,009)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	23,778,320	35,032,861
Net asset value of shares issued in reinvestment of dividends and distributions	4,747,638	1,906,406
Cost of shares reacquired	(10,188,693)	(13,754,910)

Net increase in net assets from Fund share transactions	18,337,265	23,184,357

Total increase	4,926,823	31,657,053

Net Assets
Beginning of period	103,086,330	71,429,277

End of period(a)	$108,013,153	$103,086,330

(a) Includes undistributed net investment income of:	$—	$422,785

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment gain (loss)	$386,407	$(103,187)
Net realized gain on investment transactions	2,066	254,327
Net capital gain distributions received	2,907,167	1,445,461
Net change in unrealized appreciation (depreciation) on investments	(11,747,321)	5,861,599

Net increase (decrease) in net assets resulting from operations	(8,451,681)	7,458,200

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(582,981)	(178,008)
Class B	(446,835)	(113,620)
Class C	(134,941)	(33,765)
Class R	(44)	—
Class Z	(9,676)	(7,002)

	(1,174,477)	(332,395)

Distributions from net realized gains:
Class A	(564,519)	(149,715)
Class B	(622,569)	(197,667)
Class C	(188,012)	(58,742)
Class R	(53)	—
Class Z	(8,492)	(4,913)

	(1,383,645)	(411,037)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	17,160,190	25,333,608
Net asset value of shares issued in reinvestment of dividends and distributions	2,478,944	727,446
Cost of shares reacquired	(5,791,178)	(7,023,279)

Net increase in net assets from Fund share transactions	13,847,956	19,037,775

Total increase	2,838,153	25,752,543

Net Assets
Beginning of period	64,451,890	38,699,347

End of period	$67,290,043	$64,451,890

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	35

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Jennison Equity Opportunity Fund, Jennison Growth Fund, and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Conservative Allocation Fund (“Conservative Allocation Fund”), JennisonDryden Moderate Allocation Fund (“Moderate Allocation Fund”) and JennisonDryden Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as “Asset Allocation Funds”). The inception date of the Asset Allocation Funds was March 30, 2004.

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Asset Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the JennisonDryden mutual fund family (each, an underlying fund). Each Fund in the Asset Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Asset Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Asset Allocation Funds in the preparation of their financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Short-term debt investments maturing within sixty days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market value.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on an accrual basis and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund, semi-annually by the Moderate Allocation Fund and annually by the Growth Allocation Fund. Each Asset Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Asset Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Asset Allocation Funds with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes

JennisonDryden Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited) continued

investment advisory services in connection with the management of the Asset Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Asset Allocation Funds. PI pays for the services of QMA, the compensation of officers of the Asset Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Asset Allocation Funds. The Asset Allocation Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20 of 1% of each of the Asset Allocation Funds’ daily average net assets.

The Asset Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Asset Allocation Funds. The Asset Allocation Funds compensate PIMS for distributing and servicing the Asset Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Asset Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Asset Allocation Funds compensate PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Asset Allocation Funds to .50 of 1% of each Asset Allocation Funds’ average daily net assets.

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PIMS has advised the Asset Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2008. These amounts were approximately as follows:

Fund	Class A
Conservative Allocation Fund	$129,300
Moderate Allocation Fund	217,300
Growth Allocation Fund	226,900

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Asset Allocation Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended March 31, 2008. These amounts were approximately as follows:

Fund	Class B	Class C
Conservative Allocation Fund	$18,300	$900
Moderate Allocation Fund	62,600	2,200
Growth Allocation Fund	56,300	1,700

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Asset Allocation Funds, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The Funds pay a commitment fee of ..06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Asset Allocation Funds did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2008.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent.

JennisonDryden Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

Transfer agent fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

The Asset Allocation Funds pay networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2008, the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund incurred approximately $4,800, $14,000 and $13,000, respectively, in total networking fees, of which approximately $3,800, $11,500 and $11,000, respectively, was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Asset Allocation Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments, for the six months ended March 31, 2008 were as follows:

Fund	Purchases	Sales
Conservative Allocation Fund	$17,766,942	$4,981,961
Moderate Allocation Fund	32,816,574	14,836,759
Growth Allocation Fund	24,080,670	9,334,193

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Note 5. Tax Information

The United States federal income tax basis and net unrealized appreciation (depreciation) of the Asset Allocation Funds’ investments as of March 31, 2008 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$49,917,515	$1,292,293	$(1,610,083)	$(317,790)
Moderate Allocation Fund	$107,281,505	$6,057,653	$(5,349,548)	$708,105
Growth Allocation Fund	$68,121,778	$3,062,412	$(3,727,177)	$(664,765)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Company offers Class A, Class B, Class C, Class R and Class Z shares. There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series and five classes, designated Class A, Class B, Class C, Class R and Class Z. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class R and Class Z shares are offered exclusively for sale to a limited group of investors. As of March 31, 2008, Prudential owned approximately 221, 201, and 182 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

JennisonDryden Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Conservative Allocation Portfolio:

Class A	Shares	Amount
Six months ended March 31, 2008:
Shares sold	877,946	$10,053,768
Shares issued in reinvestment of dividends and distributions	68,538	792,809
Shares reacquired	(280,238)	(3,165,475)

Net increase (decrease) in shares outstanding before conversion	666,246	7,681,102
Shares issued upon conversion from Class B	34,998	400,014

Net increase (decrease) in shares outstanding	701,244	$8,081,116

Year ended September 30, 2007:
Shares sold	1,039,325	$11,999,955
Shares issued in reinvestment of dividends	40,937	466,802
Shares reacquired	(390,248)	(4,507,921)

Net increase (decrease) in shares outstanding before conversion	690,014	7,958,836
Shares issued upon conversion from Class B	40,407	469,049

Net increase (decrease) in shares outstanding	730,421	$8,427,885

Class B
Six months ended March 31, 2008:
Shares sold	338,762	$3,859,734
Shares issued in reinvestment of dividends and distributions	34,999	403,997
Shares reacquired	(112,809)	(1,295,894)

Net increase (decrease) in shares outstanding before conversion	260,952	2,967,837
Shares reacquired upon conversion into Class A	(35,090)	(400,014)

Net increase (decrease) in shares outstanding	225,862	$2,567,823

Year ended September 30, 2007:
Shares sold	409,547	$4,719,261
Shares issued in reinvestment of dividends and distributions	24,146	274,017
Shares reacquired	(186,419)	(2,145,354)

Net increase (decrease) in shares outstanding before conversion	247,274	2,847,924
Shares reacquired upon conversion into Class A	(40,512)	(469,049)

Net increase (decrease) in shares outstanding	206,762	$2,378,875

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Class C	Shares	Amount
Six months ended March 31, 2008:
Shares sold	216,086	$2,499,844
Shares issued in reinvestment of dividends and distributions	16,589	191,402
Shares reacquired	(74,444)	(858,266)

Net increase (decrease) in shares outstanding	158,231	$1,832,980

Year ended September 30, 2007:
Shares sold	322,932	$3,732,532
Shares issued in reinvestment of dividends and distributions	7,344	83,436
Shares reacquired	(108,161)	(1,248,118)

Net increase (decrease) in shares outstanding	222,115	$2,567,850

Class R
Six months ended March 31, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

January 12, 2007* through September 30, 2007
Shares sold	221	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	221	$2,500

Class Z
Six months ended March 31, 2008:
Shares sold	29,151	$330,677
Shares issued in reinvestment of dividends and distributions	1,242	14,406
Shares reacquired	(3,148)	(35,752)

Net increase (decrease) in shares outstanding	27,245	$309,331

Year ended September 30, 2007:
Shares sold	19,337	$224,442
Shares issued in reinvestment of dividends and distributions	477	5,466
Shares reacquired	(3,116)	(36,186)

Net increase (decrease) in shares outstanding	16,698	$193,722

*	Inception date.

JennisonDryden Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Portfolio:

Class A	Shares	Amount
Six Months Ended March 31, 2008:
Shares sold	826,907	$10,452,807
Shares issued in reinvestment of dividends and distributions	186,816	2,361,352
Shares reacquired	(387,069)	(4,781,631)

Net increase (decrease) in shares outstanding before conversion	626,654	8,032,528
Shares issued upon conversion from Class B	71,185	889,279

Net increase (decrease) in shares outstanding	697,839	$8,921,807

Year ended September 30, 2007:
Shares sold	1,446,990	$18,567,132
Shares issued in reinvestment of dividends and distributions	74,867	926,851
Shares reacquired	(597,733)	(7,676,332)

Net increase (decrease) in shares outstanding before conversion	924,124	11,817,651
Shares issued upon conversion from Class B	87,703	1,121,442

Net increase (decrease) in shares outstanding	1,011,827	$12,939,093

Class B
Six Months Ended March 31, 2008:
Shares sold	540,861	$6,742,916
Shares issued in reinvestment of dividends and distributions	136,163	1,717,014
Shares reacquired	(276,583)	(3,421,900)

Net increase (decrease) in shares outstanding before conversion	400,441	5,038,030
Shares reacquired upon conversion into Class A	(71,596)	(889,279)

Net increase (decrease) in shares outstanding	328,845	$4,148,751

Year ended September 30, 2007:
Shares sold	816,217	$10,435,503
Shares issued in reinvestment of dividends and distributions	59,825	740,630
Shares reacquired	(333,100)	(4,266,635)

Net increase (decrease) in shares outstanding before conversion	542,942	6,909,498
Shares reacquired upon conversion into Class A	(88,014)	(1,121,442)

Net increase (decrease) in shares outstanding	454,928	$5,788,056

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Class C	Shares	Amount
Six Months Ended March 31, 2008:
Shares sold	412,875	$5,179,730
Shares issued in reinvestment of dividends and distributions	44,343	558,721
Shares reacquired	(129,578)	(1,578,213)

Net increase (decrease) in shares outstanding	327,640	$4,160,238

Year ended September 30, 2007:
Shares sold	429,711	$5,471,378
Shares issued in reinvestment of dividends and distributions	14,992	185,451
Shares reacquired	(121,367)	(1,549,955)

Net increase (decrease) in shares outstanding	323,336	$4,106,874

Class R
Six Months Ended March 31, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	—

January 12, 2007* through September 30, 2007:
Shares sold	200.8	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	200.8	$2,500

Class Z
Six Months Ended March 31, 2008:
Shares sold	114,074	$1,402,867
Shares issued in reinvestment of dividends and distributions	8,746	110,551
Shares reacquired	(31,930)	(406,949)

Net increase (decrease) in shares outstanding	90,890	$1,106,469

Year ended September 30, 2007:
Shares sold	43,162	$556,348
Shares issued in reinvestment of dividends and distributions	4,319	53,474
Shares reacquired	(20,471)	(261,988)

Net increase (decrease) in shares outstanding	27,010	$347,834

*	Inception date.

JennisonDryden Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

Growth Allocation Portfolio:

Class A	Shares	Amount
Six Months Ended March 31, 2008:
Shares sold	564,320	$7,910,480
Shares issued in reinvestment of dividends and distributions	79,783	1,124,947
Shares reacquired	(200,821)	(2,731,361)

Net increase (decrease) in shares outstanding before conversion	443,282	6,304,066
Shares issued upon conversion from Class B	27,585	360,958

Net increase (decrease) in shares outstanding	470,867	$6,665,024

Year ended September 30, 2007:
Shares sold	822,728	$11,733,949
Shares issued in reinvestment of dividends and distributions	23,862	325,715
Shares reacquired	(199,787)	(2,866,933)

Net increase (decrease) in shares outstanding before conversion	646,803	9,192,731
Shares issued upon conversion from Class B	39,683	565,480

Net increase (decrease) in shares outstanding	686,486	$9,758,211

Class B
Six Months Ended March 31, 2008:
Shares sold	534,906	$7,367,195
Shares issued in reinvestment of dividends and distributions	74,818	1,048,941
Shares reacquired	(166,477)	(2,260,632)

Net increase (decrease) in shares outstanding before conversion	443,247	6,155,504
Shares issued upon conversion from Class B	(27,815)	(360,958)

Net increase (decrease) in shares outstanding	415,432	$5,794,546

Year ended September 30, 2007:
Shares sold	721,374	$10,226,340
Shares issued in reinvestment of dividends and distributions	22,502	305,808
Shares reacquired	(210,511)	(2,989,402)

Net increase (decrease) in shares outstanding before conversion	533,365	7,542,746
Shares issued upon conversion from Class A	(40,013)	(565,480)

Net increase (decrease) in shares outstanding	493,352	$6,977,266

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Class C
Six Months Ended March 31, 2008:
Shares sold	131,539	$1,831,801
Shares issued in reinvestment of dividends and distributions	20,511	287,347
Shares reacquired	(52,740)	(713,808)

Net increase (decrease) in shares outstanding	99,310	$1,405,340

Year ended September 30, 2007:
Shares sold	236,631	$3,349,340
Shares issued in reinvestment of dividends and distributions	6,183	84,020
Shares reacquired	(65,092)	(926,984)

Net increase (decrease) in shares outstanding	177,722	$2,506,376

Class R
Six Months Ended March 31, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

January 12, 2007* through September 30, 2007:
Shares sold	181.7	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	181.7	$2,500

Class Z
Six Months Ended March 31, 2008:
Shares sold	3,697	$50,714
Shares issued in reinvestment of dividends and distributions	1,255	17,709
Shares reacquired	(6,664)	(85,377)

Net increase (decrease) in shares outstanding	(1,712)	$(16,954)

Year ended September 30, 2007:
Shares sold	1,544	$21,479
Shares issued in reinvestment of dividends and distributions	871	11,903
Shares reacquired	(17,121)	(239,960)

Net increase (decrease) in shares outstanding	(14,706)	$(206,578)

*	Inception date.

JennisonDryden Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) continued

Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

MARCH 31, 2008	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.91

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(.52)

Total from investment operations	(.35)

Less Dividends and Distributions:
Dividends from net investment income	(.26)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.42)

Net asset value, end of period	$11.14

Total Return(c):	(3.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,151
Average net assets (000)	$23,811
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)
Net investment income	2.93	%(f)
Portfolio turnover rate	11	%(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class A shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.10%, 1.33%, 1.08%, 1.20% and 6.16% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.58%, 1.82%, 1.95%, 1.49% and (5.25)% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,			March 30, 2004(b) Through September 30, 2004
2007(a)	2006	2005(a)

$11.21	$10.78	$10.01	$10.00

.28	.25	.20	.05
.81	.46	.78	(.04)

1.09	.71	.98	.01

(.27)	(.24)	(.21)	—
(.12)	(.04)	—	—

(.39)	(.28)	(.21)	—

$11.91	$11.21	$10.78	$10.01

9.89%	6.71%	9.92%	.10%

$20,683	$11,278	$5,929	$2,548
$16,051	$8,611	$4,136	$1,535

.76%	.77%	.75%	.75	%(f)
.51%	.52%	.50%	.50	%(f)
2.39%	2.26%	1.89%	1.69	%(f)
22%	18%	11%	3	%(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	51

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.88

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(.52)

Total from investment operations	(.40)

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.37)

Net asset value, end of period	$11.11

Total Return(c):	(3.45)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,686
Average net assets (000)	$13,585
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	2.17	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class B shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.85%, 2.08%, 1.83%, 1.95% and 6.91% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 1.82%, 1.10%, 1.21%, .71% and (6.02)% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,			March 30, 2004(b) Through September 30, 2004
2007(a)	2006	2005(a)

$11.18	$10.75	$9.97	$10.00

.19	.16	.12	.03
.81	.47	.78	(.06)

1.00	.63	.90	(.03)

(.18)	(.16)	(.12)	—
(.12)	(.04)	—	—

(.30)	(.20)	(.12)	—

$11.88	$11.18	$10.75	$9.97

9.09%	5.91%	9.11%	(.30)%

$13,027	$9,950	$8,241	$5,234
$11,421	$9,007	$7,032	$3,253

1.51%	1.52%	1.50%	1.50	%(e)
.51%	.52%	.50%	.50	%(e)
1.67%	1.52%	1.18%	.93	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	53

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.88

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(.52)

Total from investment operations	(.40)

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.37)

Net asset value, end of period	$11.11

Total Return(c):	(3.45)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,160
Average net assets (000)	$6,523
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	2.16	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class C shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.85%, 2.08%, 1.83%, 1.95% and 6.91% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 1.81%, 1.08%, 1.21%, .69% and (6.02)% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,			March 30, 2004(b) Through September 30, 2004
2007(a)	2006	2005(a)

$11.18	$10.75	$9.97	$10.00

.19	.16	.12	.03
.81	.47	.78	(.06)

1.00	.63	.90	(.03)

(.18)	(.16)	(.12)	—
(.12)	(.04)	—	—

(.30)	(.20)	(.12)	—

$11.88	$11.18	$10.75	$9.97

9.09%	5.91%	9.11%	(.30)%

$5,779	$2,955	$1,879	$1,281
$4,039	$2,093	$1,737	$983

1.51%	1.52%	1.50%	1.50	%(e)
.51%	.52%	.50%	.50	%(e)
1.65%	1.53%	1.17%	.91	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	55

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2008(a)		January 12, 2007(b) Through September 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.91		$11.33

Income (loss) from investment operations:
Net investment income	.22		.16
Net realized and unrealized gain (loss) on investment transactions	(.56)		.50

Total from investment operations	(.34)		.66

Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.08)
Distributions from net realized gains	(.16)		—

Total dividends and distributions	(.39)		(.08)

Net asset value, end of period	$11.18		$11.91

Total Return(c):	(2.95)%		5.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2		$3
Average net assets (000)	$4		$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00	%(f)	1.01	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)	.51	%(f)
Net investment income	2.36	%(f)	1.90	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class R shares.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.35% and 1.58% for the six months ended March 31, 2008 and the period ended September 30, 2007, respectively. The net investment income/(loss) ratios would have been 2.01% and 1.33% for the six months ended March 31, 2008 and the period ended September 30, 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.95

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(.51)

Total from investment operations	(.34)

Less Dividends and Distributions:
Dividends from net investment income	(.27)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.43)

Net asset value, end of period	$11.18

Total Return(c):	(2.97)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$620
Average net assets (000)	$460
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	3.05	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class Z shares.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .85%, 1.08%, .83%, .95% and 5.91% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.70%, 2.02%, 2.29%, 1.63% and (5.00)% for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,			March 30, 2004(b) Through September 30, 2004
2007(a)	2006	2005(a)

$11.25	$10.80	$10.03	$10.00

.30	.27	.24	.09
.82	.49	.77	(.06)

1.12	.76	1.01	.03

(.30)	(.27)	(.24)	—
(.12)	(.04)	—	—

(.42)	(.31)	(.24)	—

$11.95	$11.25	$10.80	$10.03

10.14%	7.05%	10.18%	.30%

$337	$129	$42	$342
$196	$50	$311	$312

.51%	.52%	.50%	.50	%(e)
.51%	.52%	.50%	.50	%(e)
2.59%	2.60%	2.27%	1.90	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	59

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class A
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.44

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	(1.11)

Total from investment operations	(.96)

Less Dividends and Distributions:
Dividends from net investment income	(.31)
Distributions from net realized gains	(.33)

Total dividends and distributions	(.64)

Net asset value, end of period	$11.84

Total Return(c):	(7.42)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,655
Average net assets (000)	$48,980
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.76	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income	2.23	%(f)
Portfolio turnover rate	14	%(g)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .79%, .87%, .79%, .88% and 2.61%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 2.20%, 1.25%, 1.06%, .95% and (1.07)%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the underlying portfolios in which the portfolio invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007	2006	2005

$12.18	$11.34	$10.03	$10.00

.18	.14	.13	.04
1.45	.85	1.34	(.01)

1.63	.99	1.47	.03

(.21)	(.11)	(.16)	—
(.16)	(.04)	—	—

(.37)	(.15)	(.16)	—

$13.44	$12.18	$11.34	$10.03

13.60%	8.91%	14.77%	.30%

$46,978	$30,263	$19,532	$9,863
$37,930	$24,284	$14,172	$5,632

.76%	.76%	.75%	.75	%(f)
.51%	.51%	.50%	.50	%(f)
1.36%	1.09%	1.08%	.74	%(f)
21%	10%	5%	6	%(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	61

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.36

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	(1.11)

Total from investment operations	(1.01)

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.33)

Total dividends and distributions	(.56)

Net asset value, end of period	$11.79

Total Return(d):	(7.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$39,467
Average net assets (000)	$40,172
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.51	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income	1.49	%(f)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.54%, 1.62%, 1.54%, 1.63% and 3.36%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.46%, .53%, .32%, .20% and (1.84)%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the underlying portfolios in which the portfolio invests.
(f)	Annualized.
(g)	Less than .005%.

See Notes to Financial Statements.

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Class B
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007	2006	2005

$12.13	$11.34	$9.99	$10.00

.09	.05	.04	—	(c)
1.43	.85	1.35	(.01)

1.52	.90	1.39	(.01)

(.13)	(.07)	(.04)	—
(.16)	(.04)	—	—

(.29)	(.11)	(.04)	—

$13.36	$12.13	$11.34	$9.99

12.69%	8.17%	13.95%	(.10)%

$40,308	$31,077	$24,146	$13,124
$35,794	$27,760	$19,913	$7,614

1.51%	1.51%	1.50%	1.50	%(f)
.51%	.51%	.50%	.50	%(f)
.64%	.35%	.33%	—	(f)(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	63

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.35

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	(1.10)

Total from investment operations	(1.00)

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.33)

Total dividends and distributions	(.56)

Net asset value, end of period	$11.79

Total Return(d):	(7.73)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,957
Average net assets (000)	$15,094
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.51	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income (loss)	1.46	%(f)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.54%, 1.62%, 1.54%, 1.63% and 3.36%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.43%, .50%, .30%, .21% and (2.02)%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the underlying portfolios in which the portfolio invests.
(f)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007	2006	2005

$12.12	$11.34	$9.99	$10.00

.09	.05	.04	—	(c)
1.43	.84	1.35	(.01)

1.52	.89	1.39	(.01)

(.13)	(.07)	(.04)	—
(.16)	(.04)	—	—

(.29)	(.11)	(.04)	—

$13.35	$12.12	$11.34	$9.99

12.70%	7.80%	14.05%	(.10)%

$13,690	$8,509	$4,989	$3,250
$11,212	$6,768	$4,321	$2,407

1.51%	1.51%	1.50%	1.50	%(f)
.51%	.51%	.50%	.50	%(f)
.61%	.33%	.35%	(.02	)%(f)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	65

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2008		January 12, 2007(a) Through September 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.42		$12.45

Income (loss) from investment operations:
Net investment income	.26		.07
Net realized and unrealized gain (loss) on investment transactions	(1.23)		.90

Total from investment operations	(.97)		.97

Less Dividends and Distributions:
Dividends from net investment income	(.28)		—
Distributions from net realized gains	(.33)		—

Total dividends and distributions	(.61)		—

Net asset value, end of period	$11.84		$13.42

Total Return(b):	(7.48)%		7.79%
Ratios/Supplemental Data:
Net assets, end of period	$2		$3
Average net assets (000)	$3		$3
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.01	%(e)	1.01	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)	.51	%(e)
Net investment income	2.12	%(e)	.73	%(e)

(a)	Inception date of Class R shares.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 1.04% and 1.12% for the six months ended March 31, 2008 and the period ended September 30, 2007. The investment income/(loss) ratio would have been 2.09% and .67% for the six months ended March 31, 2008 and the period ended September 30, 2007. Does not include expenses of the underlying portfolios in which the portfolio invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.46

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(1.11)

Total from investment operations	(.94)

Less Dividends and Distributions:
Dividends from net investment income	(.34)
Distributions from net realized gains	(.33)

Total dividends and distributions	(.67)

Net asset value, end of period	$11.85

Total Return(c):	(7.26)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,932
Average net assets (000)	$2,379
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income	2.30	%(e)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .54%, .62%, .54%, .63% and 2.36%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 2.27%, 1.55%, 1.23%, 1.28% and (1.17)%, for the six months ended March 31, 2008, the year ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the underlying portfolios in which the portfolio invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007	2006	2005

$12.19	$11.36	$10.04	$10.00

.20	.17	.18	.05
1.46	.82	1.33	(.01)

1.66	.99	1.51	.04

(.23)	(.12)	(.19)	—
(.16)	(.04)	—	—

(.39)	(.16)	(.19)	—

$13.46	$12.19	$11.36	$10.04

13.86%	8.83%	15.18%	.40%

$2,108	$1,580	$513	$580
$1,826	$1,268	$600	$497

.51%	.51%	.50%	.50	%(e)
.51%	.51%	.50%	.50	%(e)
1.66%	1.26%	1.43%	.97	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	69

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class A
	Six Months Ended March 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.08

Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	(1.81)

Total from investment operations	(1.70)

Less Dividends and Distributions:
Dividends from net investment income	(.30)
Distributions from net realized gains	(.29)

Total dividends and distributions	(.59)

Net asset value, end of period	$12.79

Total Return(c):	(11.63)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,092
Average net assets (000)	$27,455
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.76	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income (loss)	1.58	%(f)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	14	%(g)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .90%, 1.23%, .96%, 1.20% and 4.82% for the six months ended March 31, 2008, for the years ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.31%, (.25)%, (.27)%, (.47)% and (4.51)% for the six months ended March 31, 2008, for the years ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007(b)	2006	2005

$13.15	$11.99	$10.01	$10.00

.03	.01	.01	(.02)
2.18	1.24	2.00	.03

2.21	1.25	2.01	.01

(.15)	(.08)	(.03)	—
(.13)	(.01)	—	—

(.28)	(.09)	(.03)	—

$15.08	$13.15	$11.99	$10.01

17.01%	10.61%	20.02%	.10%

$26,015	$13,666	$7,573	$3,421
$19,510	$10,479	$5,125	$2,226

.76%	.77%	.75%	.75	%(f)
.51%	.52%	.50%	.50	%(f)
.22%	(.08)%	(.02)%	(.40	)%(f)

16%	8%	6%	6	%(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	71

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.93

Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	(1.80)

Total from investment operations	(1.74)

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.29)

Total dividends and distributions	(.50)

Net asset value, end of period	$12.69

Total Return(c):	(11.98)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,075
Average net assets (000)	$29,931
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income (loss)	.85	%(e)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.65%, 1.98%, 1.71%, 1.95% and 5.57% for the six months ended March 31, 2008, for the years ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been .58%, (.95)%, (.99)%, (1.25)% and (5.09)% for the six months ended March 31, 2008, for the years ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007(b)	2006	2005

$13.05	$11.90	$9.98	$10.00

(.07)	(.08)	(.07)	(.06)
2.15	1.24	1.99	.04

2.08	1.16	1.92	(.02)

(.07)	—	—	—
(.13)	(.01)	—	—

(.20)	(.01)	—	—

$14.93	$13.05	$11.90	$9.98

16.09%	9.95%	19.04%	(.20)%

$29,171	$19,062	$13,552	$6,585
$23,884	$16,203	$10,343	$3,987

1.51%	1.52%	1.50%	1.50	%(e)
.51%	.52%	.50%	.50	%(e)
(.48)%	(.80)%	(.80)%	(1.15	)%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	73

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.92

Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	(1.78)

Total from investment operations	(1.72)

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.29)

Total dividends and distributions	(.50)

Net asset value, end of period	$12.70

Total Return(c):	(11.85)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,787
Average net assets (000)	$8,934
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income (loss)	.85	%(e)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.65%, 1.98%, 1.71%, 1.95% and 5.57% for the six months ended March 31, 2008, for the years ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been .58%, (.96)%, (1.02)%, (1.22)% and (5.46)% for the six months ended March 31, 2008, for the years ended September 30, 2007, September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

74	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007(b)	2006	2005

$13.04	$11.91	$9.98	$10.00

(.07)	(.07)	(.07)	(.06)
2.15	1.21	2.00	.04

2.08	1.14	1.93	(.02)

(.07)	—	—	—
(.13)	(.01)	—	—

(.20)	(.01)	—	—

$14.92	$13.04	$11.91	$9.98

16.10%	9.68%	19.24%	(.20)%

$8,843	$5,411	$2,746	$1,711
$7,282	$3,860	$2,268	$1,282

1.51%	1.52%	1.50%	1.50	%(e)
.51%	.52%	.50%	.50	%(e)
(.49)%	(.83)%	(.74)%	(1.14	)%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	75

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2008(b)		January 12, 2007(a)(b) Through September 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.04		$13.76

Income (loss) from investment operations
Net investment income (loss)	.10		(.06)
Net realized and unrealized gain (loss) on investment transactions	(1.81)		1.34

Total from investment operations	(1.71)		1.28

Less Dividends and Distributions
Dividends from net investment income	(.24)		—
Distributions from net realized gains	(.29)		—

Total dividends and distributions	(.53)		—

Net asset value, end of period	$12.80		$15.04

Total Return(c):	(11.69)%		9.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2		$3
Average net assets (000)	$3		$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.01	%(f)	1.01	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)	.51	%(f)
Net investment (loss)	1.41	%(f)	(.59	)%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.15% and 1.48% for the six months ended March 31, 2008 and the period ended September 30, 2007, respectively. The investment income (loss) ratios would have been 1.27% and (1.01)% for the six months ended March 31, 2008 and for the period ended September 30, 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the fund has contractually agreed to limit its distribution and service (12b-1) fee to .50% of 1% of the average net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

76	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.11

Income (loss) from investment operations:
Net investment income (loss)	.13
Net realized and unrealized gain (loss) on investment transactions	(1.81)

Total from investment operations	(1.68)

Less Dividends and Distributions:
Dividends from net investment income	(.33)
Distributions from net realized gains	(.29)

Total dividends and distributions	(.62)

Net asset value, end of period	$12.81

Total Return(c):	(11.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$334
Average net assets (000)	$402
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income (loss)	1.91	%(e)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .65%, .98%, .71%, .95% and 4.57% for the six months ended March 31, 2008, for the years ended September 30, 2007 September 30, 2006, September 30, 2005 and the period ended September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.64%, .19%, (.12)%, (.19)%, and (4.67)% for the six months ended March 31, 2008, for the years ended September 30, 2007, September 30, 2006, September 30, 2005, and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

78	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,			March 30, 2004(a)(b) Through September 30, 2004
2007(b)	2006	2005

$13.18	$12.02	$10.03	$10.00

.10	.02	.04	(.01)
2.14	1.27	2.00	.04

2.24	1.29	2.04	.03

(.18)	(.12)	(.05)	—
(.13)	(.01)	—	—

(.31)	(.13)	(.05)	—

$15.11	$13.18	$12.02	$10.03

17.23%	10.77%	20.40%	.30%

$420	$560	$443	$279
$500	$662	$329	$237

.51%	.52%	.50%	.50	%(e)
.51%	.52%	.50%	.50	%(e)
.67%	.07%	.28%	(.14	)%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	79

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of each of the JennisonDryden Asset Allocation Funds carefully before investing. The prospectus for the JennisonDryden Asset Allocation Funds contains this and other information about the JennisonDryden Asset Allocation Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, JennisonDryden Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

JennisonDryden Asset Allocation Funds
	Class A		Class B		Class C		Class R		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	JDUAX	74437E750	JDABX	74437E743	JDACX	74437E735	JDCAR	74437E628	JDAZX	74437E784
Moderate Allocation	JDTAX	74437E727	JDMBX	74437E719	JDMCX	74437E693	JDMAR	74437E610	JDMZX	74437E776
Growth Allocation	JDAAX	74437E685	JDGBX	74437E677	JDGCX	74437E669	JDGAR	74437E594	JDGZX	74437E768

MF194E2    IFS-A148089    Ed. 05/2008

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit

EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit
EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Prudential Investment Portfolios, Inc.

By (Signature and Title)*             /s/Deborah A. Docs

                                                     Deborah A. Docs

                                                     Secretary

Date                      May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/Judy A. Rice

                                                     Judy A. Rice

                                                     President and Principal Executive Officer

Date                      May 21, 2008

By (Signature and Title)*             /s/Grace C. Torres

                                                     Grace C. Torres

                                                     Treasurer and Principal Financial Officer

Date                      May 21, 2008

* Print the name and title of each signing officer under his or her signature.